Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	ELBIT SYSTEMS LTD
Entity Central Index Key	0001027664
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	42,607,788

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 202,577	$ 151,059
Short-term bank deposits and marketable securities	21,693	63,486
Trade and unbilled receivables, net	669,524	702,364
Other receivables and prepaid expenses	180,024	166,124
Inventories, net of customer advances	761,269	665,270
Total current assets	1,835,087	1,748,303
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies, partnership and other companies	110,159	89,814
Available-for-sale marketable securities		7,179
Long-term trade and unbilled receivables	162,762	90,343
Long-term bank deposits and other receivables	12,215	44,401
Deferred income taxes, net	36,130	29,892
Severance pay fund	283,477	302,351
Total long-term investments and receivables	604,743	563,980
PROPERTY, PLANT AND EQUIPMENT, NET	517,608	503,851
GOODWILL	499,326	486,046	[1]
OTHER INTANGIBLE ASSETS, NET	263,746	313,593
Total assets	3,720,510	3,615,773
CURRENT LIABILITIES:
Short-term bank credit and loans	2,998	15,115
Current maturities of long-term loans and Series A Notes	127,627	43,093
Trade payables	316,264	360,736
Other payables and accrued expenses	743,866	648,121
Customer advances in excess of costs incurred on contracts in progress	407,222	302,691
Total current liabilities	1,597,977	1,369,756
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	302,255	292,039
Series A Notes, net of current maturities	235,319	273,357
Employee benefit liabilities	394,115	395,303
Deferred income taxes and tax liabilities, net	48,467	55,936
Customer advances in excess of costs incurred on contracts in progress	154,696	177,191
Other long-term liabilities	59,961	46,740
Total long-term Liabilities	1,194,813	1,240,566
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares of New Israeli Shekels ("NIS") 1 par value each; Authorized - 80,000,000 shares as of December 31, 2011 and 2010; Issued 43,257,077 and 43,102,261 shares as of December 31, 2011 and 2010, respectively; Outstanding 42,607,788 and 42,693,340 shares as of December 31, 2011 and 2010, respectively	12,093	12,050
Additional paid-in capital	232,407	281,594
Treasury shares - 649,289 and 408,921 shares as of December 31, 2011 and 2010, respectively	(14,422)	(4,321)
Accumulated other comprehensive loss	(56,226)	(18,460)
Retained earnings	724,485	695,830
Total Elbit Systems Ltd. equity	898,337	966,693
Non-controlling interests	29,383	38,758
Total equity	927,720	1,005,451
Total liabilities and equity	$ 3,720,510	$ 3,615,773

[1]	Including an adjustment of approximately $3000 related to a 2010 acquisition.

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	43,257,077	43,102,261
Common stock, shares outstanding	42,607,788	42,693,340
Treasury stock, shares	649,289	408,921

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Revenues	$ 2,817,465		$ 2,670,133		$ 2,832,437
Cost of revenues	2,085,451		1,872,263		1,982,954
Gross profit	732,014		797,870		849,483
Operating expenses:
Research and development, net	241,092		234,131		216,752
Marketing and selling	235,909		229,942		250,963
General and administrative	139,349		131,200		119,311
Other operating income, net			(4,756)
Total operating expenses	616,350		590,517		587,026
Operating income	115,664		207,353		262,457
Financial expenses, net	(13,569)		(21,251)		(15,585)
Other income, net	1,909		13,259		458
Income before income taxes	104,004		199,361		247,330
Income taxes	13,624		24,037		38,109
Net income after taxes	90,380		175,324		209,221
Equity in net earnings of affiliated companies and partnership	15,377		18,796		19,292
Income from continuing operations	105,757		194,120		228,513
Income (loss) from discontinued operations and impairment, net	(15,977)		921
Net income	89,780		195,041		228,513
Less: net loss (income) attributable to non-controlling interests	508		(11,543)		(13,566)
Net income attributable to Elbit Systems Ltd.'s shareholders	90,288		183,498		214,947
Earnings per share attributable to Elbit Systems Ltd.'s ordinary shareholders:
Continuing operations	$ 2.33		$ 4.29		$ 5.08
Discontinued operations	$ (0.22)		$ 0.01
Total	$ 2.11		$ 4.3		$ 5.08
Diluted net earnings (losses) per share:
Continuing operations	$ 2.31		$ 4.24		$ 5
Discontinued operations	$ (0.22)		$ 0.01
Total	$ 2.09		$ 4.25		$ 5
Weighted average number of shares used in computation of basic earnings per share	42,764	[1]	42,645	[1]	42,305	[1]
Weighted average number of shares used in computation of diluted earnings per share	43,131	[1]	43,217	[1]	42,983	[1]
Amounts attributable to Elbit Systems Ltd.'s common shareholders
Income from continuing operations, net of income taxes	99,778		182,951		214,947
Discontinued operations, net of income taxes	(9,490)		547
Net income attributable to Elbit Systems Ltd.'s shareholders	$ 90,288		$ 183,498		$ 214,947

[1]	In thousands

Statements Of Changes In Equity (USD $)	Share Capital [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Shares [Member]	Non-Controlling Interest [Member]	Total Comprehensive Income [Member]	Total
Balance, value at Dec. 31, 2008	$ 11,892,000	$ 300,227,000	$ (13,573,000)	$ 429,608,000	$ (4,321,000)	$ 76,475,000		$ 800,308,000
Balance, shares at Dec. 31, 2008	42,079,452
Exercise of options, value	114,000	9,757,000						9,871,000
Exercise of options, shares	451,443							619,451
Stock-based compensation		5,134,000						5,134,000
Dividends paid				(76,172,000)				(76,172,000)
Purchase of subsidiary shares from non-controlling interest		(42,991,000)				(67,259,000)		(110,250,000)
Other comprehensive income, net of tax:
Unrealized gain (loss) on derivative instruments, net of tax			(11,381,000)			(97,000)	(11,478,000)	(11,478,000)
Foreign currency translation differences			1,367,000			1,517,000	2,884,000	2,884,000
Unrealized pension income (loss), net of tax			1,910,000				1,910,000	1,910,000
Unrealized income (loss) on available for sale securities, net of tax			6,350,000			124,000	6,474,000	6,474,000
Cumulative effect from adoption of FSP 115-2 (codified in ASC 320-10, Investments - Debt and Equity Securities), net of $ 1,772 tax expense			(7,086,000)	7,086,000
Net income attributable to non-controlling interests						13,566,000	13,566,000	13,566,000
Net income attributable to Elbit Systems Ltd. shareholders				214,947,000			214,947,000	214,947,000
Total comprehensive income							228,303,000
Balance, value at Dec. 31, 2009	12,006,000	272,127,000	(22,413,000)	575,469,000	(4,321,000)	24,326,000		857,194,000
Balance, shares at Dec. 31, 2009	42,530,895
Exercise of options, value	44,000	3,546,000						3,590,000
Exercise of options, shares	162,445							223,020
Stock-based compensation		5,211,000						5,211,000
Tax benefit in respect of options exercised		710,000						710,000
Dividends paid				(63,137,000)				(63,137,000)
Fair value of non-controlling interests related to the acquisition of ITL						4,298,000		4,298,000
Other comprehensive income, net of tax:
Unrealized gain (loss) on derivative instruments, net of tax			6,668,000			119,000	6,787,000	6,787,000
Foreign currency translation differences			2,991,000			(1,154,000)	1,837,000	1,837,000
Unrealized pension income (loss), net of tax			(2,781,000)				(2,781,000)	(2,781,000)
Unrealized income (loss) on available for sale securities, net of tax			(2,925,000)				(2,925,000)	(2,925,000)
Net income attributable to non-controlling interests						11,543,000	11,543,000	11,543,000
Net loss attributable to non-controlling interest from discontinued operation						(374,000)	(374,000)	(374,000)
Net income attributable to Elbit Systems Ltd. shareholders				183,498,000			183,498,000	183,498,000
Total comprehensive income							197,585,000
Balance, value at Dec. 31, 2010	12,050,000	281,594,000	(18,460,000)	695,830,000	(4,321,000)	38,758,000		1,005,451,000
Balance, shares at Dec. 31, 2010	42,693,340							42,693,340
Exercise of options, value	43,000	3,790,000						3,833,000
Exercise of options, shares	154,816							226,965
Stock-based compensation		1,996,000						1,996,000
Tax benefit in respect of options exercised		169,000						169,000
Dividends paid				(61,633,000)				(61,633,000)
Purchase of treasury shares	(240,368)				(10,101,000)			(10,101,000)
Purchase of subsidiary shares from non-controlling interest		(55,142,000)				(15,858,000)		(71,000,000)
Other comprehensive income, net of tax:
Unrealized gain (loss) on derivative instruments, net of tax			(20,025,000)				(20,025,000)	(20,025,000)
Foreign currency translation differences			(5,597,000)			504,000	(5,093,000)	(5,093,000)
Unrealized pension income (loss), net of tax			(15,807,000)				(15,807,000)	(15,807,000)
Realized loss on available for sale securities, net of $250 tax expanse			3,663,000				3,663,000	3,663,000
Net income attributable to non-controlling interests						(508,000)	(508,000)	(508,000)
Net loss attributable to non-controlling interest from discontinued operation						6,487,000	6,487,000	6,487,000
Net income attributable to Elbit Systems Ltd. shareholders				90,288,000			90,288,000	90,288,000
Total comprehensive income							59,005,000
Balance, value at Dec. 31, 2011	$ 12,093,000	$ 232,407,000	$ (56,226,000)	$ 724,485,000	$ (14,422,000)	$ 29,383,000		$ 927,720,000
Balance, shares at Dec. 31, 2011	42,607,788							42,607,788

Statements Of Changes In Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Changes In Equity [Abstract]
Unrealized gain (loss) on derivative instruments, tax expense (income)	$ 740	$ 308	$ 749
Unrealized pension income (loss), tax income (expense)	9,910	1,119	1,473
Unrealized income (loss) on available for sale securities, tax expense (income)		990	1,103
Cumulative effect from adoption of FSP 115-2 (codified in ASC 320-10, Investments - Debt and Equity Securities), tax expense			1,772
Realized loss on available for sale securities, expense	$ 250

Accumulated Other Comprehensive Loss, Net Of Taxes (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Loss, Net Of Taxes [Abstract]
Accumulated gains (losses) on derivative instruments	$ (10,114)	$ 9,911	$ 3,243
Accumulated foreign currency translation differences	(7,161)	(1,564)	(4,555)
Accumulated unrealized losses on available for sale securities	(1,553)	(5,216)	(2,291)
Unrealized pension losses	(37,398)	(21,591)	(18,810)
Accumulated other comprehensive loss	$ (56,226)	$ (18,460)	$ (22,413)

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 89,780	$ 195,041	$ 228,513
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	150,618	132,141	123,473
Write-off impairment and discontinued operations, net	15,977	1,284	3,017
Stock-based compensation	1,996	5,211	5,134
Amortization of Series A Notes discount and related issuance costs	422	(258)
Deferred income taxes and reserve, net	(8,777)	(28,162)	7,606
Gain on sale of property, plant and equipment	(1,645)	(1,426)	(723)
Loss (gain) on sale of investment	2,189	(19,151)	(2,734)
Equity in net earnings of affiliated companies and partnership, net of dividend received(*)	(270)	(8,791)	(1,824)
Changes in operating assets and liabilities, net of amounts acquired:
Increase in short and long-term trade receivables, and prepaid expenses	(65,062)	(84,708)	(136,224)
Decrease (increase) in inventories, net	(95,363)	(49,724)	75,431
Increase in trade payables, other payables and accrued expenses	17,225	76,807	20,223
Severance, pension and termination indemnities, net	1,879	4,160	(16,773)
Increase (decrease) in advances received from customers	81,946	(36,396)	(95,397)
Net cash provided by operating activities	190,915	186,028	209,722
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(121,977)	(138,644)	(107,893)
Acquisitions of subsidiaries and business operations (Schedule A)	(12,173)	(229,556)	(48,234)
Investments in affiliated companies and other companies	(13,555)	(4,956)	(19,415)
Proceeds from sale of property, plant and equipment	15,059	10,667	9,055
Proceeds from sale of investments	329	27,941	33,026
Investment in long-term deposits	(609)	(14,484)	(24,004)
Proceeds from sale of long-term deposits	40,396	30,240	12,994
Investment in short-term deposits and available for sale securities	(88,842)	(189,345)	(152,457)
Proceeds from sale of short-term deposits and available for sale securities	126,306	252,550	99,625
Net cash used in investing activities	(55,066)	(255,587)	(197,303)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options	3,833	3,590	9,871
Purchase of non-controlling interests	(71,000)		(110,250)
Repayment of long-term bank loans	(73,666)	(488,657)	(148,652)
Proceeds from long-term bank loans	172,303	387,692	256,354
Proceeds from issuance of Series A Notes		283,213
Series A Notes issuance costs		(2,530)
Purchase of treasury shares	(10,101)
Repayment of Series A Notes and convertible debentures	(29,998)
Purchase of convertible debentures of a subsidiary	(2,121)
Dividends paid	(61,633)	(63,137)	(76,172)
Tax benefit in respect of options exercised	169	710
Change in short-term bank credit and loans, net	(12,117)	(40,972)	(7,531)
Net cash provided by (used in) financing activities	(84,331)	79,909	(76,380)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	51,518	10,350	(63,961)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	151,059	140,709	204,670
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	202,577	151,059	140,709
(*) Dividend received from affiliated companies and partnerships	15,107	10,925	17,468
SUPPLEMENTAL CASH FLOW ACTIVITIES:
Income taxes	18,955	60,759	47,946
Interest	$ 10,258	$ 13,524	$ 11,665

Schedule A (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule A [Abstract]
Working capital (deficit), net (excluding cash and cash equivalents)	$ 306	[1]	$ (57,937)	[1]	$ (3,979)	[1]
Property, plant and equipment	1,938	[1]	56,233	[1]	1,303	[1]
Other long-term assets			16,008	[1]	855	[1]
Goodwill and other intangible assets	17,993	[1]	261,910	[1]	51,427	[1]
Deferred income taxes	(1,171)	[1]	(15,515)	[1]
Long-term liabilities	(6,893)	[1]	(26,845)	[1]	(1,372)	[1]
Non-controlling interest			(4,298)	[1]
Estimated net fair value of assets acquired and liabilities assumed	$ 12,173	[1]	$ 229,556	[1]	$ 48,234	[1]

[1]	See Notes 1(D), 1(E) and 1(F)

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
Note 1 -	GENERAL

A.
Elbit Systems Ltd. ("Elbit Systems") is an Israeli corporation, 45.75% owned by the Federmann Group. Elbit Systems' shares are traded on the Nasdaq National Market in the United States ("Nasdaq") and on the Tel Aviv Stock Exchange ("TASE"). Elbit Systems and its subsidiaries (collectively the "Company") are engaged mainly in the field of defense electronics, homeland security and commercial aviation. Elbit Systems' principal wholly-owned subsidiaries are the Elbit Systems of America, LLC ("ESA") companies, Elbit Systems Electro-Optics Industries Elop Ltd. ("Elop"), Elbit Systems Land and C4I Ltd. ("ESLC") and Elbit Systems EW and SIGINT – Elisra Ltd. ("Elisra") (formerly known as Elisra Electronic Systems Ltd.).

B.
A majority of the Company's revenues are derived from direct or indirect sales to governments or to governmental agencies. As a result, a substantial portion of the Company's sales is subject to the special risks associated with sales to governments or to governmental agencies. These risks include, among others, the dependency on the resources allocated by governments to defense programs, changes in governmental priorities, changes in governmental registration, changes in governmental regulations and changes in governmental approvals regarding export licenses required for the Company's products and for its suppliers. As for major customers, refer to Note 22(C).

C.
In December 2011, the Israeli Government, due to political considerations, did not renew the Company's export authorization to complete performance under an approximately $90,000 contract to supply systems to a foreign customer. As a result of the cessation of the program, and in accordance with our legal advisors opinion, the Company recorded in its results of operations an expense of approximately $72,800 ($62,000 net of taxes), which was included in cost of goods sold.

D.	During 2011, the Company completed the following acquisitions and investments:

(1)
On February 9, 2011, the Company completed its cash tender offer (the "Tender Offer") to purchase all of the ordinary shares of ITL Optronics Ltd. ("ITL"), which prior to the completion of the offer was a publicly traded company in Israel, held 87.85% by the Company. As a result, ITL became a private wholly-owned subsidiary. The total amount paid for the ITL shares, related to the offer, was approximately $5,900 (approximately $3.4 per share). As this was an equity transaction between the Company and ITL's non-controlling shareholders, the Company reduced its shareholders' equity for the excess cost over book value related to the minority interest in ITL.

(2)
On March 30, 2011, the Company acquired the remaining 30% of the shares of Elisra Electronic Systems Ltd. ("Elisra") held by Elta Systems Ltd. ("Elta") for $67,500. Following the acquisition, Elisra became a wholly-owned subsidiary of the Company. As this was an equity transaction between the Company and Elisra's non-controlling shareholders, the Company reduced its shareholders' equity for the excess cost over book value related to the minority interest in Elisra. Subsequently, Elisra changed its name to Elbit Systems EW and SIGINT - Elisra Ltd.

(3)	On April 1, 2011, the Company acquired all of the shares of Elite Automotive Systems Ltd. ("Elite") for a purchase price of approximately $8,200.

(4)
On June 30, 2011, the Company completed the acquisition of C4 Security Ltd. ("C4") for a purchase price of approximately $10,900, of which approximately $6,900 is contingent consideration related to the occurrence of future events.

(5)
During 2011, the Company invested approximately $8,100 in Netcity Telecom S.A. ("Netcity"), in addition to an investment of $2,700 in 2010. Following this investment, the Company holds 40% of Netcity's shares (See Note 6(B)(4)).

(6)
During September 2011, the Company established a joint company, Harpia Sistemas S.A. ("Harpia"), in which Embraer Defesa Seguranca S.A. Partficipacoes ("Embraer") owns 51% and the Company's Brazilian subsidiary AEL Sistemas S.A. ("AEL") owns the remaining 49%. Harpia will be engaged in the areas of unmanned aircraft systems, avionics systems and simulations systems. In addition, in September 2011, Embraer acquired a 25% interest in AEL for consideration of approximately $3,400. The Company has a call option and Embraer has a put option with respect to Embraer's shares in AEL at the purchase price that could be exercised starting five years after Embraer's investment in AEL. As a result, Embraer's investment is included in other long-term liabilities.

(7)
In November 2011, the Company's U.S. subsidiary, ESA, acquired the 50% ownership interest of UAS Dynamics LLC. ("UAS Dynamics"), held by General Dynamics Armament and Tactical Products. Following the acquisition, UAS Dynamics became a wholly-owned subsidiary of ESA.

E.	During 2010, the Company completed the following acquisitions and investments:

(1)
On May 11, 2010, the Company's subsidiary, Elbit Security Systems Ltd. ("Elsec"), completed the acquisition of the balance of shares (81%) in Azimuth Technologies Ltd. ("Azimuth"), an Israeli based company, pursuant to the merger agreement signed by Azimuth and Elsec in January 2010. In November 2008, the Company purchased 19% of Azimuth shares. The aggregate purchase price for the 81% balance of Azimuth's shares was approximately $50,000, comprised of $41,500 in cash, and the remeasurement of its previously held 19% equity interest in Azimuth at its acquisition date fair value, using the quoted share price of Azimuth on Tel-Aviv Stock Exchange, to $8,500, and recognized gain of approximately $4,756 net of acquisition related expenses in the amount of approximately $1,600, included in "Other income, net" as part of operating results. The acquisition was accounted for using the purchase method as a business combination achieved in stages..

(2)
On October 14, 2010, the Company's subsidiaries Kinetics Ltd. ("Kinetics") and Elsec completed the acquisition of all the shares of Soltam Systems Ltd. ("Soltam"), Saymar Ltd. ("Saymar") and ITL Optronics Ltd. ("ITL"), that were held by Mikal Ltd. ("Mikal") and its subsidiaries. In these transactions, Kinetics and Elsec acquired a 100% interest in Soltam and Saymar, and an 87.85% interest in ITL for a total consideration of approximately $80,500, of which $10,200 is contingent consideration on the occurrence of future events. Simultaneously, with the completion of the acquisition, Kinetics sold its holding in Mikal (approximately 19%).

Based on a purchase price allocation ("PPA") performed by an independent advisor, the PPA was attributed to the fair value of assets and liabilities assumed as follows:

	Fair value	Expected useful lives
Working capital, net	$(59,650)
Long-term assets and investments	8,166
Property, plant and equipment	50,750
Long-term liabilities	(44,948)
Technology	17,300	10 years
IPR&D	8,900	10 years
Customer relationships and backlog	11,400	5-10 years
Trade name	3,100	8 years
Licenses	1,020	7 years
Non-competition	700	4 years
Non-controlling interest	(4,592)
Deferred taxes	(5,866)
Goodwill	94,292
	$80,572

On February 9, 2011, Elsec completed its cash tender offer for the balance of the ordinary shares of ITL, held by the public, in consideration of $5,900. (See Note 1(D)(1)).

(3)
On December 1, 2010, the Company completed the acquisition of Ares Aerospacial e Defesa S.A ("Ares") and Periscopio Equipamentos Optronicos S.A ("Periscopio") for a purchase price of approximately $38,000. Revenues and earnings from the acquisition date through December 31, 2010, were immaterial to the consolidated results of the Company. The Company allocated the acquired assets and liabilities assumed based on a PPA performed by an independent advisor.

(4)	On December 15, 2010, the Company's U.S. subsidiary ESA acquired all the shares of M7 Aerospace LP ("M7 Aerospace") for a purchase price of approximately $85,000.

Based on PPA performed by an independent advisor, the PPA was attributed to the fair value of assets and liabilities assumed as follows:

	Fair Value	Expected useful lives
Working capital	$30,959
Long-term assets and investments	17
Property, plant and equipment	2,654
Long-term liabilities	(1,925)
Technology	13,800	15 years
Customer relationships and backlog	7,100	5 years
Brand name	1,900	2 years
Goodwill	29,911
	$84,416
F.	During 2009, the Company completed the following acquisitions and investments:

(1)	On February 24, 2009, the Company's subsidiary ESLC acquired all of the shares of Shiron Satellite Communications (1996) Ltd. ("Shiron"), for a purchase price of approximately $16,000.

(2)
On April 7, 2009, the Company completed the purchase of the additional shares of its previously 51%-owned subsidiary Kinetics Ltd. ("Kinetics"). Elbit Systems purchased the remaining 49% of the shares from Kinetics' non-controlling shareholdersfor a purchase price of $110,250. As this was an equity transaction between the parent and Kinetics' non-controlling shareholders, the Company reduced its shareholders' equity for the excess costs over book value related to minority interest in Kinetics (which amounted to approximately $43,000), as required in accordance with ASC 810, "Consolidation".

(3)
On June 15, 2009, the Company signed an agreement with Mikal Ltd. ("Mikal") and its shareholders. The transaction provided for two stages. In the initial stage, the Company loaned to Mikal $18,000. On September 14, 2009, after receiving authorization from the Israeli Antitrust Authority, the loan was converted to ordinary shares. See Note 1(E)(2).

(4)	On November 19, 2009, the Company completed the acquisition of the assets and business of BVR Systems (1998) Ltd. ("BVR") for a purchase price of approximately $35,000.
G.	DISCONTINUED OPERATIONS

Fraser-Volpe LLC ("FV") is a U.S. Company held 55.5% by the Company through the Company's wholly-owned subsidiary. ITL and FV were acquired by the Company in the fourth quarter of 2010, as part of the acquisition of the Mikal group of companies (See Note 1(E)(2)), with the balance of ITL's shares being acquired in February 2011 (See Note 1(D)(1)).

Since the acquisition date, Company's management is committed to and still in process of selling its holdings in FV. Accordingly, FV was classified in the consolidated financial statements as held-for-sale, discontinued operations, in accordance with the criteria set in ASC 360-10-45-9, and the operating results and the cash flows for the years ended at December 31, 2011 and 2010 were classified as discontinued operations, in accordance with ASC 205-20, "Discontinued Operations".

During the third quarter of 2011, the Company recognized an impairment loss of approximately $16,000 on its holdings in FV, of which the non-controlling interest was approximately $6,500. Net loss recognized in the financial statements related to the above mentioned impairment was approximately $9,500.
As of December 31, 2011 and 2010, net assets related to FV amounted to $1,748 and $14,727, respectively, and are included in "Other Receivables and Prepaid Expenses" (See Note 4).

The results of operations and cash flows of the discontinued operations, for each of the years ended December 31, 2011 and 2010, were immaterial.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
Note 2 -	SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

A.	USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of intangible assets, warranty and contract loss accruals, legal contingencies, tax assets and tax liabilities, stock-based compensation costs, retirement and post-retirement benefits (including the actuarial assumptions), financial instruments with no observable market quotes, as well as in estimates used in applying the revenue recognition policy. Actual results may differ from estimated results.

B.	ADOPTION OF NEW ACCOUNTING POLICIES

On January 1, 2011, the Company adopted Accounting Standard Update ("ASU") 2009-13, an update to ASC 605-25, "Revenue Recognition – Multiple-Element Arrangements", that provides amendments to the criteria for separating consideration in multiple-deliverable arrangements for new or materially modified contracts entered into from January 1, 2011. The revised guidance primarily provides two significant changes: 1) eliminates the need for objective and reliable evidence of the fair value for the undelivered element in order for a delivered item to be treated as a separate unit of accounting, and 2) requires the use of the relative selling price method to allocate the entire arrangement consideration. In addition, the guidance also expands the disclosure requirements for revenue recognition. The adoption of the revised guidance has no material effect on the Company's results and is not expected to have a material effect in future periods.

C.	FUNCTIONAL CURRENCY

The Company's revenues are generated mainly in U.S. dollars. In addition, most of the Company's costs are incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances of the Company and certain subsidiaries, which are denominated in other currencies, have been remeasured into U.S. dollars in accordance with principles set forth in ASC 830, "Foreign Currency Matters". All exchange gains and losses from the remeasurement mentioned above are reflected in the statement of income as financial expenses or income, as appropriate.

For those foreign subsidiaries and investees whose functional currency has been determined to be other than the U.S. dollar, assets and liabilities are translated at year-end exchange rates, and statement of income items are translated at average exchange rates prevailing during the year.  Resulting translation differences are recorded as a separate component of accumulated other comprehensive income in equity.

D.	PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Elbit Systems and its wholly and majority-owned subsidiaries.

Intercompany transactions and balances, including profit from intercompany yet realized outside the Company, have been eliminated upon consolidation.

E.	BUSINESS COMBINATIONS

The Company applies ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquire at the acquisition date, measured at their fair values as of that date. This ASC also requires the fair value of acquired in-process research and development ("IPR&D") to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

F.	CASH AND CASH EQUIVALENTS

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, when purchased.

G.	SHORT-TERM BANK DEPOSITS

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. The short–term bank deposits are presented at their cost, which approximates fair value.

H.	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The Company accounts for all its investments in debt securities and for investments in marketable equity securities of entities in which it does not have significant influence, in accordance with ASC 320, "Investments - Debt and Equity Securities". The Company classifies all debt securities and marketable equity securities as "available-for-sale". All of the Company's investments in available-for-sale securities are reported at fair value. Unrealized gains and losses are comprised of the difference between fair value and the cost of such securities and are recognized, net of tax, as accumulated other comprehensive income ("OCI") in shareholders' equity.
In 2009, the Company adopted a new guidance that changed the impairment and presentation model for its available-for-sale debt securities. Under the amended impairment model, an other-than-temporary impairment ("OTTI") loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it will still need to evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. Amounts relating to factors other than credit losses are recorded in other comprehensive income.

Upon the adoption of the above mentioned new guidance, the Company reclassified a non-credit related amount of $7,086, net of tax of $1,772, for OTTI losses recognized in earning prior to January 1, 2010, as a cumulative effect adjustment that increased retained earnings and decreased OCI at January 1, 2010. During 2011, the Company realized its investment in debt-securities and the related OCI and deferred tax balances. The net effect of the realization of the securities on the Company's results was not material (See Note 9).

I.	INVENTORIES

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items or technological obsolescence for which recoverability is not probable.

Cost is determined as follows:
•	Raw materials using the average or FIFO cost method.
•	Work in progress:
•
Costs incurred on long-term contracts in progress include direct labor, material, subcontractors, other direct costs and an allocation of overheads, which represent recoverable costs incurred for production, allocable operating overhead cost and, where appropriate, research and development costs (See Note 2(V)).

•
Labor overhead is generally included on a basis of updated hourly rates and is allocated to each project according to the amount of hours expended. Material overhead is generally allocated to each project based on the value of direct material that is charged to the project.

Advances from customers are allocated to the applicable contract inventories and are deducted from the inventory balance. Advances in excess of related inventories are classified as liabilities.
Pre-contract costs are generally expenses, but can be deferred and included in inventory, only when such costs can be directly associated with a specific anticipated contract and if their recoverability from the specific anticipated contract is probable according to the guidelines of ASC 605-35.

J.	INVESTMENT IN AFFILIATED COMPANIES, A PARTNERSHIP AND OTHER COMPANIES

Investments in affiliated companies and a partnership that are not controlled but over which the Company can exercise significant influence (generally, entities in which the Company holds approximately between 20% and 50% of the voting rights of the investee) are presented using the equity method of accounting. Profits on intercompany sales, not realized outside the Company, are eliminated. The Company discontinues applying the equity method when its investment (including advances and loans) is reduced to zero and the Company has not guaranteed obligations of the affiliate or otherwise committed to provide further financial support to the affiliate.
Investments in preferred shares, which are not in substance common stock, are recorded on a cost basis according to ASC 323-10-15-13, "Investments-Equity Method and Joint Ventures-In-substance Common Stock" and ASC 323-10-40-1, "Investment-Equity Method and Joint Ventures-Investee Capital Transactions."
A change in the Company's proportionate share of an investee's equity, resulting from issuance of common or in-substance common shares by the investee to third parties, is recorded as a gain or loss in the consolidated income statements in accordance with ASC 323-10-40-1.

Investments in non-marketable equity securities of entities in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies, are recorded at cost (generally when the Company holds less than 20% of the voting rights).

Management evaluates investments in affiliated companies, partnerships and other non-marketable equity securities for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances. Accordingly, in determining whether other-than-temporary declines exist, management evaluates various indicators for other-than-temporary declines and evaluates financial information (e.g. budgets, business plans, financial statements, etc.). During 2011 and 2010, no material impairment was recognized.

K.	VARIABLE INTEREST ENTITIES

ASC 810-10, "Consolidation", provides a framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. According to ASC 810-10, the Company consolidate a  VIE  when it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. The determination about whether the Company should consolidate a VIE is evaluated continuously as changes to existing relationships or future transactions occur.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Also according to ASC 810, a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as a separate component of equity in the consolidated financial statements. As such, changes in the parent's ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses. The amendment clarifies that losses of partially owned consolidated subsidiaries shall continue to be allocated to the non-controlling interests even when their investment was already reduced to zero.

UAV Tactical Systems Ltd. ("U-TacS") in the U.K. is considered to be a VIE. As Elbit Systems is the primary beneficiary and has both the power to direct its activities and absorb the majority of its loss or right to majority of its earnings based upon holding the majority voting rights in U-TacS (51%), U-TacS is consolidated in the Company's financial statements.

L.	LONG-TERM RECEIVABLES

Long-term trade, unbilled and other receivables, with long-term payment terms, which are considered collectible, are recorded at their estimated present values (determined based on the market interest rates at the date of initial recognition).

M.	LONG-TERM BANK DEPOSITS

Long-term bank deposits are deposits with maturities of more than one year. These deposits are presented at cost and earn interest at market rates. Accumulated interest to be received over the next year is recorded as a current asset. The deposits and accumulated interest approximate fair value.

N.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants. For equipment produced for the Company's own use, cost includes materials, labor and overhead (including interest costs, when applicable) but not in excess of the fair value of the equipment.
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:
%
Buildings and leasehold improvements (*)	2-20
Instruments, machinery and equipment	3-33
Office furniture and other	4-33
Motor vehicles	12-33	(Mainly 15%)

(*)	Prepayments for operating lease and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.
O.	OTHER INTANGIBLE ASSETS
Other identifiable intangible assets mainly consist of purchased technology, customer relations and trademarks. These intangible assets are stated at cost net of accumulated amortization and impairments, and are amortized over their useful life using the straight-line method, or the accelerated method, which ever better reflects the applicable expected utilization pattern.

P.	IMPAIRMENT OF LONG-LIVED ASSETS
The Company's long-lived assets and finite-lived intangible assets are reviewed for impairment in accordance with ASC 360-10-35 "Property, Plant and Equipment – Subsequent Measurement" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets (or assets group) to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. For each of the three years in the period ended December 31, 2011, no material impairment has been identified.

As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that marketplace participants would consider in determining the fair value of long lived assets (or assets groups).

Q.	GOODWILL IMPAIRMENT

Goodwill is subject to an annual impairment test at the reporting unit level (or more frequently if impairment indicators arise).

The Company identified several reporting units based on the guidance of ASC 350, "Intangibles – Goodwill and Other".

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.
Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2011, no material impairment losses have been identified.

As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that market place participants would consider in determining the fair value of each reporting unit.

R.	SEVERANCE PAY

Elbit Systems' and its Israeli subsidiaries' obligations for severance pay are calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date and are presented on an undiscounted basis (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The obligation is provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet. The deposited funds may be withdrawn only upon the fulfillment of the obligation, pursuant to the Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or losses) accumulated to balance sheet date.

Elbit Systems and its Israeli subsidiaries have entered into an agreement with some of its employees implementing Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance to the said Section 14, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies shall be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.
Severance pay expenses for the years ended December 31, 2011, 2010 and 2009 amounted to approximately $50,018, $50,228 and $42,999, respectively.

S.	PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company accounts, for its obligations for pension and other postretirement benefits, in accordance with ASC 715, "Compensation – Retirement Benefits" (See Note 17).

T.	REVENUE RECOGNITION

The Company generates revenues principally from long-term contracts involving the design, development, manufacture and integration of defense systems and products. In addition, to a minor extent, the Company provides support and services for such systems and products.
Revenues from long-term contracts are recognized primarily using ASC 605-35, "Construction-Type and Production-Type Contracts", according to which revenues are recognized on the percentage-of-completion basis.
Sales under long-term fixed-price contracts which provide for a substantial level of development efforts in relation to total contract efforts are recorded using the cost-to-cost method of accounting as the basis to measure progress toward completing the contract and recognizing revenues using the percentage of completion basis. According to this method, sales and profits are recorded based on the ratio of costs incurred to estimated total costs at completion. In certain circumstances, when measuring progress toward completion, the Company considers other factors, such as achievement of performance milestones.
Sales and anticipated profit under long-term fixed-price contracts which provide for a substantial level of production effort are recorded on a percentage-of-completion basis, using the units-of-delivery as the basis to measure progress toward completing the contract and recognizing revenues. In certain circumstances, which involve long-term fixed-price production type contracts for non-homogenous units or small quantities of units, or when the achievement of performance milestones provides a more reliable and objective measure of the extent of progress toward completion, revenue is recognized based on the achievement of performance milestones.
Sales and anticipated profit under long-term fixed-price contracts that involve both development and production efforts are recorded using the cost-to-cost method and units-of-delivery method as applicable to each phase of the contract, as the basis to measure progress toward completion. In addition, when measuring progress toward completion under the development portion of the contract, in certain circumstances, the Company considers other factors, such as achievement of performance milestones.

The percentage-of-completion method of accounting requires management to estimate the cost and gross profit margin for each individual contract. Estimated gross profit or loss from long-term contracts may change due to differences between actual performance and original estimated forecasts. Such changes in estimated gross profit are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis. Anticipated losses on contracts are charged to earnings when determined to be probable.

Sales under cost-reimbursement-type contracts are recorded as costs are incurred. Applicable estimated profits are included in earnings in the proportion that incurred costs bear to total estimated costs.

Amounts representing contract change orders, claims or other items are included in sales only when they can be reliably estimated and realization is probable. Penalties and awards applicable to performance on contracts are considered in estimating sales and profit rates and are recorded when they are probable and there is sufficient information to assess anticipated contract performance.

The Company believes that the use of the percentage-of-completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, revenue is recognized when the Company expects to perform its contractual obligations, and its customers are expected to satisfy their obligations under the contract.

Management reviews periodically the estimates of progress towards completion and project costs. These estimates are determined based on engineering estimates and past experience, by personnel having the appropriate authority and expertise to make reasonable estimates of the related costs. Such engineering estimates are reviewed periodically for each specific contract by professional personnel from various disciplines within the organization. These estimates take into consideration the probability of achievement of certain milestones, as well as other factors that might impact the contract's completion and project cost.

A number of internal and external factors affect our cost estimates, including labor rates, estimated future prices of material, revised estimates of uncompleted work, efficiency variances, linkage to indices and exchange rates, customer specifications and testing requirement changes.  If any of the above factors were to change, or if different assumptions were used in estimating progress cost and measuring progress towards completion, it is possible that materially different amounts would be reported in the Company's consolidated financial statements.
In certain circumstances, sales under short-term fixed-price production type contracts or sale of products are accounted for in accordance with SAB No. 104, "Revenue Recognition in Financial Statements" ("SAB 104"), and recognized when all the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred, the seller's price to the buyer is fixed or determinable, no further obligation exists and collectability is reasonably assured.

In cases where the contract involves the delivery of products and performance of services, or other obligations such as buy-back (See Note 20(B)), the Company follows the guidelines specified in ASC 605-25, "Multiple-Element Arrangements" in order to allocate the contract consideration between the identified different elements (See Note 2(B)).

Service revenues include contracts primarily for the provision of supplies or services other than associated with design, development or production activities. It may be a stand-alone service contract or a service element, which was separated from the design, development or production contract according to the criteria established in ASC 605-25. Service contracts primarily include operation and maintenance contracts, outsourcing-type arrangements, return and repair contracts, training, installation services, etc. Revenues from services were less than 10% of consolidated revenues in each of the years ended December 31, 2009, 2010 and 2011.

As for research and development costs accounted for as contract costs refer to Note 2(V).

U.	WARRANTY

The Company estimates the costs that may be incurred under its basic warranty. Such costs are: (1) estimated as part of the total contract's cost or (2) recorded as a liability at the time revenue for delivered products is recognized. The specific terms and conditions of those warranties vary depending upon the product sold and the country in which the Company does business. Factors that affect the Company's warranty cost include the number of delivered products, engineering estimates and anticipated rates of warranty claims. The Company periodically assesses the adequacy of its recorded warranty cost and adjusts the amount as necessary. Specific warranty reserves are recorded in the period defects or potential products failures are identified and recorded based on estimates made by management. The estimates are evaluated on a periodic basis.
 Changes in the Company's provision for warranty, which is included in other payables and accrued expenses in the Balance Sheet, are as follows:

	2011	2010
Balance, at January 1	$164,778	$126,783
Warranties issued during the year	62,771	69,213
Warranties related to acquisitions	-	19,015
Reduction due to warranties forfeited or paid during the year	(63,381)	(50,233)
Balance, at December 31	$164,168	$164,778

V.	RESEARCH AND DEVELOPMENT COSTS

Research and development costs, net of participation grants, include costs incurred for independent research and development and bid and proposal efforts and are expensed as incurred unless the costs are related to certain contractual arrangements which are recorded as part of cost of sales, over the period that revenue is recognized, consistent with the Company's revenue recognition accounting policy. The Company does not have significant stand-alone research and development arrangements performed for others.

The Company has certain research and development contractual arrangements that meet the requirements for best efforts research and development accounting. Accordingly, the amounts funded by the customer are recognized as an offset to its research and development expenses rather than as contract revenues.

Elbit Systems and certain Israeli subsidiaries receive grants (mainly royalty-bearing) from the Israeli Chief Scientist's Office ("OCS") and from other sources for the purpose of partially funding approved research and development projects. The grants are not to be repaid, but instead Elbit Systems and certain Israeli subsidiaries are obliged to pay royalties as a percentage of future sales if and when sales from the funded projects are generated. These grants are recognized as a deduction from research and development costs at the time the applicable entity is entitled to such grants on the basis of the research and development costs incurred. Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of cost of revenues. For more information regarding OCS royalties' commitment, please see Note 20(A).

W.	INCOME TAXES

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company's uncertain tax position is "more likely than not" to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

X.	CONCENTRATION OF CREDIT RISKS

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short and long-term deposits, marketable securities and trade receivables.
The majority of the Company's cash and cash equivalents and short and long-term deposits are invested with major banks mainly in Israel and the United States. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's trade receivables are derived primarily from sales to large and stable customers and governments located mainly in Israel, the United States and Europe. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for doubtful accounts is recognized with respect to those amounts that the Company has determined to be doubtful of collection.

The Company entered into foreign exchange forward contracts, cross currency interest rate swaps and option strategies (together "derivative instruments") intended to protect against the increase in the dollar equivalent value of forecasted non-dollar currency cash flows and interest as applicable. These derivative instruments are designed to effectively hedge the Company's non-dollar currency and interest rates exposures (See Note 2(AA)).

Y.	DERIVATIVE FINANCIAL INSTRUMENTS

The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging", which requires the Company to recognize all derivatives on the balance sheet at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative will be recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized immediately in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included immediately in earnings in "Financial income (expenses), net", in each reporting period (See Note 24).

As part of its hedging strategy, the Company enters into forward exchange contracts in order to protect the Company from the risk that the eventual dollar cash flows from the sale to international customers and purchase of products from international vendors will be adversely affected by changes in exchange rates.

The Company also enters into forward exchange contracts and options strategies in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS. Such forward contracts on payroll expenses that were entered into in 2010 and thereafter are designated as cash flow hedges. For such contracts entered into prior to 2010, the Company elected not to follow the designation and documentation processes required to qualify for the hedge accounting method, and any gain or loss derived from such instruments is recognized immediately as "Financial income (expenses), net."

In connection with the issuance of the NIS 1.1 billion Series A Notes on the Tel Aviv Stock Exchange in 2010 (See Note 16), the Company entered into a ten-year cross-currency interest rate swap transaction with a notional principal of the NIS 1.1 billion to effectively hedge the effect of interest and exchange rate difference from NIS Series A Notes. The cross currency interest rate swap effectively converts the fixed interest rate of the debt to a floating interest rate. The terms of the swap agreement substantially match the terms of the debt. Under the terms of the swap agreement, the Company received interest payments semi-annually in NIS at an annual rate of 4.84% on the notional principal and pays interest semi-annually in U.S. Dollars at an annual weighted rate of 1.65% over the six-month LIBOR on the notional principal. The swap agreements are designated as a fair value hedge.  The gains and losses related to changes in the fair value of the interest rate swaps are included in interest expense and substantially offset changes in the fair value of the hedged portion of the underlying hedged Series A Notes.

Z.	STOCK-BASED COMPENSATION

The Company accounts for share-based arrangements under ASC 718, "Compensation – Stock Compensation", which requires all share-based payments, including grants of employee stock options, to be recognized in the income statement based on their fair values.

The fair value of employee stock options is estimated at the grant date using a lattice-based option valuation model with the following weighted average assumptions:

	2011	2010	2009
Divided yield	2.23%	2.20%	2.31%
Expected volatility	31.59%	31.92%	39.37%
Risk-free interest rate	2.01%	1.56%	2.43%
Expected life	4 years	4 years	4 years
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75

Because lattice-based option valuation models incorporate ranges of assumptions for inputs, the average of those ranges are disclosed. Expected volatilities are based on implied volatilities from traded options on Elbit Systems' stock, historical volatility of the stock and other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The average of the range, given above, results from certain groups of employees exhibiting different behavior. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the contractual life of the option. The dividend yield assumption is based on historical dividends.

AA.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, short-term bank credit and loans and trade payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of long-term loans is estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. The carrying amount of the long-term loans approximates their fair value.
As of December 31, 2011, the fair value of the Series A Notes based on quoted market price of the Tel-Aviv Stock Exchange was approximately $264,931.

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.
The three levels of inputs that may be used to measure fair value are as follows:
Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;
Level 2 - Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and
Level 3 - Unobservable inputs which are supported by little or no market activity.

The Company's cross-currency interest rate swaps are valued under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying, and counterparty non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instruments, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.
The Company measures its marketable equity securities, debt securities and foreign currency derivative instruments at fair value. Marketable equity securities and government debt securities are classified within Level 1. The Company's foreign currency derivative instruments are classified within Level 2 when the valuation inputs are based on quoted prices and market observable data of similar instruments and in Level 3 when valuation inputs are based on significant unobservable data.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2010 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Debt securities:
Government bonds	$824	$-	$-
ARS and CDOs	-	-	7,179
Foreign currency derivatives and option contracts	-	19,100	-
Cross currency interest rate swap	-	20,377	-
Liabilities
Foreign currency derivative and option contracts	-	(8,219)	(51)
Total	$824	$31,258	$7,128

	Fair value measurement at December 31, 2011 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Debt securities:
Government bonds	$2,271	$-	$-
Foreign currency derivative and option contracts	-	14,755	-
Cross currency interest rate swap	-	8,877	-
Liabilities
Foreign currency derivative and option contracts	-	(25,954)	-
Total	$2,271	$(2,322)	$-
The following table present our assets measured at fair value on recurring basis using significant unobservable inputs (level 3) at December 31, 2011:

(Level 3)
Balance at December 31, 2010	$7,128
Net change in fair value included in other comprehensive income	(3,663)
Other-then-temporary impairment recognized in earnings	(3,465)
Balance at December 31, 2011	$-
AB.	BASIC AND DILUTED NET EARNINGS PER SHARE

Basic earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year. Diluted earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year, plus dilutive potential ordinary shares considered outstanding during the year. Outstanding stock options are excluded from the calculation of the diluted earnings per ordinary share when their effect is anti-dilutive.

The weighted average number of shares related to outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share was 76,815, 23,041 and 22,599 for the years 2011, 2010 and 2009, respectively.

AC.	TREASURY SHARES

Elbit Systems' shares held by Elbit Systems and its subsidiaries are presented at cost and deducted from shareholders' equity.

AD.	IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS
(1)
In May 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS", which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity's use of a non-financial asset that is different from the asset's highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. The Company adopted ASU 2011-04 on January 1, 2012. The Company is currently evaluating ASU 2011-04 and has not yet determined the impact that adoption will have on its 2012 consolidated financial statements.

(2)
In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income", which is effective for annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-05 on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. The adoption of ASU 2011-05 is not expected to have a material impact on the Company's financial position or results of operations.

(3)
In December 2010, the FASB issued ASU 2011-08, "Testing Goodwill for Impairment". ASU 2011-08 gives companies the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If a company concludes that this is the case, it must perform the two-step test. Otherwise, a company may skip the two-step test. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011. The adoption of ASU 2011-08 is not expected to have a material impact on the Company's financial position or results of operations.

AE.	RECLASSIFICATIONS
Certain financial statement data for prior years has been reclassified to conform to current year financial statement presentation.

Trade And Unbilled Receivables, Net	12 Months Ended
Dec. 31, 2011
Trade And Unbilled Receivables, Net [Abstract]
Trade And Unbilled Receivables, Net
Note 3 -           TRADE AND UNBILLED RECEIVABLES, NET

	December 31,
	2011	2010
Receivables (1)	$456,479	$505,441
Unbilled receivables	219,906	208,138
Less – allowance for doubtful accounts	(6,861)	(11,215)
	$669,524	$702,364

(1)Includes affiliated companies	$20,030	$19,308

Unbilled receivables on long-term contracts principally represent sales recorded under the percentage-of-completion method of accounting, when sales or revenues based on performance attainment, though appropriately recognized, cannot be billed yet under terms of the contract as of the balance sheet date. Accounts receivable related to claims are items that the Company believes are earned, but are subject to uncertainty concerning determination of their ultimate realization. Such amounts were not material as of the balance sheet date. Accounts receivables and unbilled receivables, other than those detailed under Note 7, are expected to be billed and collected during 2012.

Short and long-term trade and unbilled receivables include receivables from IMOD in the amount of $404,104 and $320,899, as of December 31, 2011 and 2010, respectively.

As for long-term trade and unbilled receivables – see Note 7.

Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Other Receivables And Prepaid Expenses
Note 4 -          OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2011	2010
Deferred income taxes, net	$35,263	$29,263
Prepaid expenses	37,504	36,564
Government institutions	72,266	40,154
Derivative instruments	20,520	28,571
Held for sale investment (*)	1,748	14,727
Other	12,723	16,845
	$180,024	$166,124

(*)	See Note 1(G).

Inventories, Net Of Customer Advances	12 Months Ended
Dec. 31, 2011
Inventories, Net Of Customer Advances [Abstract]
Inventories, Net Of Customer Advances
Note 5 -          INVENTORIES, NET OF CUSTOMER ADVANCES

	December 31,
	2011	2010
Cost incurred on long-term contracts in progress	$866,325	$763,791
Raw materials	110,528	82,236
Advances to suppliers and subcontractors	47,168	50,839
	1,024,021	896,866
Less -
Cost incurred on contracts in progress deducted from customer advances	38,048	55,957
Advances received from customers (*)	150,195	101,231
Provision for losses on long-term contracts	74,509	74,408
	$761,269	$665,270

(*) The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).

Investments In Affiliated Companies, Partnership And Other Companies	12 Months Ended
Dec. 31, 2011
Investments In Affiliated Companies, Partnership And Other Companies [Abstract]
Investments In Affiliated Companies, Partnership And Other Companies
Note 6 -	INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIP AND OTHER COMPANIES

A.	Investments in affiliated companies:

	December 31,
	2011	2010
Companies accounted for under the equity method	$105,914	$86,069
Companies accounted for on a cost basis	4,245	3,745
	$110,159	$89,814

B.	Investments in companies accounted for under the equity method:

	December 31,
	2011	2010
SCD (1)	$63,854	$58,815
VSI (2)	8,154	4,181
Opgal (3)	14,626	13,000
Netcity (4)	10,418	2,697
Other	8,862	7,376
	$105,914	$86,069

(1)
Semi Conductor Devices ("SCD") is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. ("Rafael"). SCD is engaged in the development and production of various thermal detectors and laser diodes. SCD is jointly controlled and therefore is not consolidated in the Company's financial statements.

(2)
Vision Systems International LLC ("VSI") based in San Jose, is a California limited liability company that is held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. VSI operates in the area of helmet mounted display systems for fixed-wing military aircraft. VSI is jointly controlled and therefore is not consolidated in the Company's financial statements.

(3)
Opgal Optronics Industries Ltd. ("Opgal") is an Israeli company owned 50.1% by the Company and 49.9% by a subsidiary of Rafael. Opgal focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Opgal with Rafael, and therefore Opgal is not consolidated in the Company's financial statements.

(4)
Netcity is a Romanian company held 40% by the Company. During 2011, the Company invested in Netcity approximately $8,100, in addition to $2,700 that were invested in 2010. Netcity is a constructor of fiber-telecommunication networks in Romania.

(5)	Equity in net earnings of affiliated companies is as follows:

	Year ended December 31,
	2011	2010	2009
SCD	$5,807	$11,470	$12,603
VSI	8,454	6,265	4,942
Other	1,116	1,061	1,747
	$15,377	$18,796	$19,292

(6)	The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31,
	2011	2010
Current assets	$272,274	$278,141
Non-current assets	67,151	69,507
Total assets	$339,425	$347,648

Current liabilities	$158,548	$186,555
Non-current liabilities	24,809	34,688
Shareholders' equity	156,068	126,405
	$339,425	$347,648

Income Statement Information:

	Year ended December 31,
	2011	2010	2009
Revenues	$402,438	$476,286	$361,283
Gross profit	$117,222	$137,228	$110,699
Net income	$38,131	$36,728	$31,489

(7)	See Note 20(E) for guarantees.

Long-Term Trade And Unbilled Receivables	12 Months Ended
Dec. 31, 2011
Long-Term Trade And Unbilled Receivables [Abstract]
Long-Term Trade And Unbilled Receivables
Note 7 -           LONG-TERM TRADE AND UNBILLED RECEIVABLES

	December 31,
	2011	2010
Receivables	$5,303	$16,211
Unbilled receivables	157,459	74,132
	$162,762	$90,343

The majority of the long-term unbilled receivables are expected to be billed and collected during 2013 – 2015.

Long-Term Bank Deposits And Other Receivables	12 Months Ended
Dec. 31, 2011
Long-Term Bank Deposits And Other Receivables [Abstract]
Long-Term Bank Deposits And Other Receivables
Note 8 -           LONG-TERM BANK DEPOSITS AND OTHER RECEIVABLES

	December 31,
	2011	2010
Restricted deposits with banks (1)	$2,271	$25,032
Hedging receivables related to Series A Notes (See Note 16)	3,112	10,907
Deposit with banks and other long-term receivables (2)	6,832	8,462
	$12,215	$44,401

(1)	Restricted deposits in respect of an issued bank guarantee.
(2)	Includes long-term balances of non-qualified deferred compensation plan structured under Section 409A in the amount of $5,427 and $5,604 as of December 31, 2011 and 2010, respectively (See Note 17).

Available-For-Sale Marketable Securities	12 Months Ended
Dec. 31, 2011
Available-For-Sale Marketable Securities [Abstract]
Available-For-Sale Marketable Securities
Note 9 -      AVAILABLE-FOR-SALE MARKETABLE SECURITIES

As of December 31, 2010, the estimated fair market value of the Company's investment in Auction Rate Securities (ARS) and in collateral debt obligations ("CDOs"), amounted to $7,179. In the fourth quarter of 2011, the Company sold its investment in the ARS and CDOs for consideration of $9,400 and as a result recorded a net loss of approximately $300, including $3,441 of realized losses, previously recorded to other comprehensive income

Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net
Note 10 -    PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2011	2010
Cost (1):
Land, buildings and leasehold improvements (2)	$361,246	$351,748
Instruments, machinery and equipment (3)	629,290	583,535
Office furniture and other	76,939	72,995
Motor vehicles and airplanes	131,106	104,551
	1,198,581	1,112,829
Accumulated depreciation	(680,973)	(608,978)
Depreciated cost	$517,608	$503,851

Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $93,666, $84,412 and $82,497, respectively.

(1)	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $29,367 and $29,084 as of December 31, 2011 and 2010, respectively.

(2) Set forth below is additional information regarding the real estate owned or leased by the Company (in square feet):

	Israel (a)	U.S. (b)	Other Countries (c)
Owned	2,193,000	713,000	1,063,000
Leased	2,024,000	618,000	300,000

(a)
Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems' Israeli subsidiaries.

(b)
Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of Elbit Systems of America primarily in Texas, New Hampshire, Florida, Alabama and Virginia.

(c)	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.

(3)	Includes equipment produced by the Company for its own use in the aggregate amount of $173,649 and $167,248 as of December 31, 2011 and 2010, respectively.

As for pledges of assets – see Note 20(I).

Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
Goodwill And Other Intangible Assets, Net
Note 11 -        GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.	Composition:

	Weighted average
	useful lives	December 31,
Identifiable intangible assets		2011	2010
Original cost:
Technology (1)	12	$254,668	$248,868
Customer relations (2)	6	201,346	200,336
Trade marks and other (3)	14	64,872	64,442
		520,886	513,646
Accumulated amortization:
Technology		120,988	98,814
Customer relations		115,284	86,166
Trademarks and other		20,868	15,073
		257,140	200,053
Amortized cost		$263,746	$313,593

(1)
The technology acquired consists of the following major items:
During 2011, the Company invested $3,800 in technology related to cyber security and warfare, following the acquisition of C4 (see Note 1(D)(4)). During 2010, the Company invested $13,800 in aerospace technology related to the M7 acquisition (See Note 1(E)(4)) and $28,200 in armored vehicles electro-optics technologies related to the acquisition of Soltam, ITL and Saymar (See Note 1(E)(2)). During 2009, the Company invested $7,400 in technology related to simulation and debriefing systems and $8,200 in technology for broadband communications (See Note 1(F)). An amount of $70,300 was allocated to technology related to communication equipment and C4ISR, in connection with the acquisition of Tadiran's shares in 2005 - 2007.

(2)	Includes mainly customer relations resulting from the acquisition of Tadiran ($137,300) and FTL ($9,000) in 2007.
(3)
Includes trademarks in the amount of $8,000 acquired in the merger with Elop in 2000, and an amount of $33,200 that was allocated to trademarks resulting mainly from the acquisition of Tadiran in 2005 – 2007.

B.	Amortization expenses amounted to $56,952, $47,729 and $42,601 for the years ended December 31, 2011, 2010 and 2009, respectively.

C.	The estimated aggregate amortization expense for each of the five succeeding fiscal years:

2012	$49,620
2013	46,117
2014	43,688
2015	37,099
2016	28,043
2017 and after	59,181

D.	Changes in goodwill, during 2011 are as follows:

2011
Balance, at January 1, (1)	$486,046
Adjustment in respect of previous acquisitions (2)	994
Net translation differences (3)	(725)

Goodwill acquired during the year:
Elite	5,384
C4 Security	7,627
Balance, at December 31,	$499,326

(1)	Including an adjustment of approximately $3000 related to a 2010 acquisition.
(2)	In 2011, the Company adjusted provisions related to an acquisition made during 2010.
(3)	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.

Short-Term Bank Credit And Loans	12 Months Ended
Dec. 31, 2011
Short-Term Bank Credit And Loans [Abstract]
Short-Term Bank Credit And Loans
Note 12 -        SHORT-TERM BANK CREDIT AND LOANS

		December 31,
	Interest %	2011	2010
Short-term loans	2.5-7.45%	$158	$10,537
Short-term bank credit	0-6.23%	2,840	4,578
		$2,998	$15,115
Weighted average interest rate	2.40%

Other Payables And Accrued Expenses	12 Months Ended
Dec. 31, 2011
Other Payables And Accrued Expenses [Abstract]
Other Payables And Accrued Expenses
Note 13 -        OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2011	2010
Payroll and related expenses	$143,805	$141,965
Provision for vacation pay	43,401	44,876
Provision for income tax, net of advances	26,858	12,292
Other income tax liabilities	36,707	28,095
Value added tax ("VAT") payable	15,202	7,295
Provisions for royalties	31,549	32,217
Provision for warranty	164,168	164,778
Derivative instruments	25,954	8,366
Provision for losses on long-term contracts(1)	109,171	61,663
Other (2)	147,051	146,574
	$743,866	$648,121

(1)	Includes a provision of $43,900 related to the cessation of a program with a foreign customer (See Note 1(C)).

(2)
Other, primarily includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.

Customer Advances In Excess Of Costs Incurred On Contracts In Progress	12 Months Ended
Dec. 31, 2011
Customer Advances In Excess Of Costs Incurred On Contracts In Progress [Abstract]
Customer Advances In Excess Of Costs Incurred On Contracts In Progress
Note 14 -	CUSTOMER ADVANCES IN EXCESS OF COSTS INCURRED ON CONTRACTS IN PROGRESS

	December 31,
	2011	2010
Advances received	$750,161	$637,070
Less -
Advances presented under long-term liabilities	154,696	177,191
Advances deducted from inventories	150,195	101,231
	445,270	358,648
Less -
Costs incurred on contracts in progress (See Note 5)	38,048	55,957
	$407,222	$302,691
As for guarantees and liens, See Notes 20(E), 20(G) and 20(I).

Long-Term Loans, Net Of Current Maturities	12 Months Ended
Dec. 31, 2011
Long-Term Loans, Net Of Current Maturities [Abstract]
Long-Term Loans, Net Of Current Maturities
Note 15 -        LONG-TERM LOANS, NET OF CURRENT MATURITIES

			Years of	December 31,
	Currency	Interest %	maturity	2011	2010
Long-term bank loans(*)	U.S. dollars	Libor + 1.25-3.20%	mainly 2-3	$369,564	$276,702
	Other	Libor + 1.65-4%	mainly 1-3	30,144	20,694
Other long-term loans	NIS	Prime + 1.5%	3	-	2,873
	Other	Libor + 1.7-4%	mainly 1-3	562	1,289
				400,270	301,558
Less: current maturities				98,015	9,519
				$302,255	$292,039

(*) For covenants see Note 20(F).

As of December 31, 2011 the LIBOR annual rate:
For long-term loans denominated in U.S. dollars was 0.27%-0.38%.
For long-term loans denominated in GBP was 1.08%.

The maturities of these loans for periods after December 31, 2011 are as follows:

2012 – current maturities	$98,015
2013	199,561
2014	92,871
2015	9,481
2016	229
2017 and after	113
$400,270

In order to secure liabilities to banks as well as guarantees to customers and performance guarantees, a subsidiary granted first priority liens and/or floating liens on all of its property and assets with no limitation as to amount, and specific liens on its short-term investments (See Note 20(E)).

Series A Notes, Net Of Current Maturities	12 Months Ended
Dec. 31, 2011
Series A Notes, Net Of Current Maturities [Abstract]
Series A Notes, Net Of Current Maturities
Note 16 -        SERIES A NOTES, NET OF CURRENT MATURITIES

December 31, 2011
Series A Notes	$259,094
Less – Current maturities	(29,612)
Carrying amount adjustments on Series A Notes(*)	7,412
Discount on Series A Notes	(1,575)
$235,319

(*) As a result of fair value hedge accounting, described below, and in Notes 2(Y) and 2(AA). The carrying value of the Series A Notes is adjusted for changes in the interest rates.
In June 2010, the Company issued Series A Notes in the aggregate principal amount of NIS 1.1 billion (approximately $283,000), payable in 10 equal annual installments on June 30 of each of the years 2011 through 2020. The Series A Notes bear a fixed interest rate of 4.84% per annum, payable on June 30 and December 30 of each of the years 2010 through 2020 (the first interest payment was made on December 30, 2010, and the last interest payment will be made on June 30, 2020). During 2011, the Company recorded $5,640 as interest expenses. Debt issuance costs were approximately $2,530, of which $2,164 was allocated to the Series A Notes discount, and $366 was allocated to deferred issuance costs and are amortized as financial expense over the term of the Series A Notes due in 2020. As of December 31, 2011, amortization of discount and deferred financing costs amounted to $422.

The Series A Notes (principal and interest) are not linked to any currency or index. The Series A Notes are unsecured, non convertible and do not restrict the Company's ability to issue additional notes of any class or distribute dividends in the future. There are no covenants on the Series A Notes. The Series A Notes are listed for trading on the Tel-Aviv Stock Exchange.

The Company also entered into ten-year cross currency interest rate swap transactions in order to effectively hedge the effect of interest and exchange rate differences resulting from the NIS Series A Notes. Under the cross currency interest rate swaps, the Company will receive fixed NIS at a rate of 4.84% on NIS 1.1 billion and pay floating six-month USD LIBOR + an average spread of 1.65% on $287,000, which reflects the U.S. dollar value of the Series A Notes on the specific dates the transactions were entered. Both the debt and the swap instruments will pay semi-annual coupons on June 30 and December 31. The purpose of these transactions was to convert the NIS fixed rate Series A Notes into USD LIBOR (6 months) floating rate obligations. As a result of these agreements, the Company is currently paying an effective interest rate of six-month LIBOR (0.45% at December 31, 2011) plus an average of 1.65% on the principal amount, as compared to the original 4.84% fixed rate. The above transactions qualify for fair value hedge accounting.

Future principal payments for the Series A Notes are as follows:

December 31, 2011
2012 (current maturities)	$29,612
2013	29,612
2014	29,612
2015	29,612
2016	29,612
2017 and after	111,034

Benefit Plans And Obligations For Termination Indemnity	12 Months Ended
Dec. 31, 2011
Benefit Plans And Obligations For Termination Indemnity [Abstract]
Benefit Plans And Obligations For Termination Indemnity
Note 17 -	BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY

The Company's subsidiaries ESA, Telefunken and a European subsidiary sponsor benefit plans for their employees in the U.S., Germany and Belgium, respectively, as follows:

Defined Benefit Retirement Plan based on Employer's Contributions

a)
ESA has three defined benefit pension plans (the "Plans") which cover the employees of ESA's subsidiaries EFW and Kollsman. Monthly benefits are based on years of benefit service and annual compensation. Annual contributions to the Plans are determined using the unit credit actuarial cost method and are equal to or exceed the minimum required by law.  Pension fund assets of the Plans are invested primarily in stock, bonds and cash through a financial institution, as the investment manager of the Plans' assets. Pension expense is allocated between cost of sales and general and administrative expenses, depending on the responsibilities of the employee. The measurement date for the EFW and Kollsman benefit obligation is December 31.

Participation in ESA's qualified defined benefit plans was frozen as of January 1, 2010 for non-represented employees. Current participants will continue to accrue benefits; however no new non-represented employees will be allowed to enter the plan.

b)
Telefunken Radio Communication Systems GmbH & Co. ("Telefunken"), a wholly-owned German subsidiary, has mainly one defined benefit pension plan (the "P3-plan") which covers all employees. The P3-plan provides for yearly cash balance credits equal to a percentage of a participant's compensation, which accumulate together with the respective interest credits on the employee's cash balance accounts. In case of an insured event (retirement, death or disability) the benefits can be paid as a lump sum, in installments or as a life-long annuity. The P3-plan is an unfunded plan.

c)	A wholly-owned European subsidiary in Belgium has a defined benefit pension plan, which is divided into two categories:
1)
Normal retirement benefit plan, with eligibility at age 65. The lump sum is based on employee contributions of 2% of the final pensionable salary up to a certain breakpoint, plus 6% exceeding the breakpoint at a maximum of 5% of pensionable salary, and the employer contributions, with a maximum of 40 years. The vested benefit is equal to the retirement benefit calculated with the pensionable salary and pensionable service observed at the date of leaving service.

2)	Pre-retirement death benefit to employees.

The plan is funded and includes profit sharing.

The following table sets forth the Plans' funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2011 and 2010:

	December 31,
Changes in benefit obligation:	2011	2010
Benefit obligation at beginning of year	$119,983	$103,134
Service cost	8,058	7,031
Interest cost	6,362	5,858
Exchange rate differences	(508)	(1,023)
Actuarial losses	21,459	7,374
Benefits paid	(2,257)	(2,391)
Benefit obligation at end of year	$153,097	$119,983
Changes in the Plans 'Assets:
Fair value of Plans' assets at beginning of year	69,493	62,790
Actual return on Plans' assets (net of expenses)	(785)	6,326
Employer contribution	15,266	2,679
Benefits paid	(2,194)	(2,302)
Fair value of Plans' assets at end of year	$81,780	$69,493
Accrued benefit cost, end of year:
Funded status	(71,317)	(50,490)
Unrecognized net actuarial loss	60,650	34,972
Unrecognized prior service cost	584	680
	$(10,083)	$(14,838)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(85)	(39)
Accrued benefit liability, non-current	(71,232)	(50,451)
Accumulated other comprehensive income, pre-tax	61,234	35,652
Net amount recognized	$(10,083)	$(14,838)

	Year ended December 31,
	2011	2010	2009
Components of the Plans' net periodic pension cost:
Service cost	$8,205	$7,031	$6,694
Interest cost	6,361	5,858	5,427
Expected return on Plans' assets	(5,512)	(4,914)	(3,915)
Amortization of prior service cost	104	95	97
Amortization of transition amount	(147)	(130)	(120)
Amortization of net actuarial loss	1,988	1,769	2,282
Total net periodic benefit cost	$10,999	$9,709	$10,465
Additional information
Accumulated benefit obligation	$144,682	$112,643	$95,877

	December 31,
Weighted average assumptions:	2011	2010
Discount rate as of December 31	4.4%	5.4%
Expected long-term rate of return on Plans' assets	7.3%	7.3%
Rate of compensation increase	2.4%	2.7%

Asset Allocation by Category as of December 31:

	2011	2010
Asset Category
Equity Securities	56.8%	58.1%
Debt Securities	36.1%	33.6%
Other	7.1%	8.3%
Total	100.0%	100.0%

The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the retirement plan's obligations and the expected timing of benefit payments. The target asset allocation for the Plan years presented is as follows:

	2011	2010
Asset Category
Equity Securities	56.0%	60.0%
Debt Securities	41.2%	37.0%
Other	2.8%	3.0%
Total	100.0%	100.0%

The fair value of the asset values by category at December 31, 2011 is as follows:

		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
Asset Category	Total	(Level 1)	(Level 2)	(Level 3)
Cash	$126	$126	$-	$-
Cash Equivalents:
Money Market Funds (a)	5,660	-	5,660	-
Fixed Income Securities:
U.S. Treasuries	9,075	3,841	5,234	-
Corporate Bonds	1,160	1,160	-	-
Mutual Funds (b)	19,299	19,299	-	-
Equity Securities:
U.S. Companies (c)	14,363	14,363	-	-
International Companies (d)	2,916	2,916	-	-
Mutual Funds (e)	27,015	27,015	-	-
Real Estate	2,166	1,572	594	-
Total	$81,780	$70,292	$11,488	$-

(a) This category includes highly liquid daily traded cash-like vehicles.
(b) This category invests in highly liquid diverse mutual funds representing a diverse offering of debt issuance.
(c) This category represents common stocks that are traded on major exchanges.
(d) This change represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
(e) This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

In developing the overall expected long-term rate of return on assets assumption, ESA used a building block approach in which rates of return in excess of inflation were considered separately for equity securities, debt securities, real estate and all other assets. The excess returns were weighted by the representative target allocation and added along with an approximate rate of inflation to develop the overall expected long-term rate of return. It is the policy of ESA to meet the ERISA minimum contribution requirements for a Plan year. The minimum contribution requirements for the 2011 Plan year have been satisfied as of December 31, 2011. Benefit payments over the next five years are expected to be $3,470 in 2012; $4,085 in 2013, $4,620 in 2014, $5,216 in 2015 and $5,833 in 2016.

Retiree Medical Plan

Effective January 1, 2003, ESA commenced offering retiree medical benefits to a limited number of retirees at EFW.

The measurement date for ESA benefit obligation is December 31. The following table sets forth the retiree medical plans' funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2011 and 2010:

	December 31	December 31
	2011	2010
Change in Benefit Obligation:
Benefit obligation at beginning of period	$2,914	$2,419
Service cost	252	208
Interest cost	152	138
Actuarial (gain) loss	(63)	216
Employee contribution	19	21
Benefits paid	(129)	(88)
Benefit obligation at end of period	$3,145	$2,914

Change in Plan Assets:
Fair value of plan assets at beginning of period	$-	$-
Employer contribution	110	67
Employee contribution	19	21
Benefits paid	(129)	(88)
Fair value of plan assets at end of period	$-	$-
	Year ended December 31,
	2011	2010
Accrued benefit cost, end of period:
Funded status	$(3,145)	$(2,914)
Unrecognized net actuarial loss	455	540
Unrecognized prior service cost	-	74
Accrued benefit cost, end of period	$(2,690)	$(2,300)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(111)	$(122)
Accrued benefit liability, non-current	(3,034)	(2,792)
Accumulated other comprehensive loss, pretax	455	614
Net amount recognized	$(2,690)	$(2,300)

Components of net periodic pension cost (for period):
Service cost	$253	$208
Interest cost	152	138
Amortization of prior service cost	74	150
Amortization of net actuarial loss	21	7
Total net periodic benefit cost	$500	$503

Assumptions as of end of period:
Discount rate	3.78%	5.32%
Health care cost trend rate assumed for next year	8.50%	8.00%
Ultimate health care cost trend rate	5.00%	5.00%

The effect of a 1% change in the health care cost trend rate at December 31, 2011 is as follows:

	1% increase	1% decrease
Net periodic benefit cost	$48	$(42)
Benefit obligation	$281	$(250)

Defined Contribution Plan

The 401(k) savings plan ("401(k) plan") is a defined contribution retirement plan that covers all eligible ESA employees, as defined in section 401(k) of the U.S. Internal Revenue Code. Employees may elect to contribute a percentage of their annual gross compensation to the 401(k) plan. ESA may make discretionary matching contributions as determined by ESA. Total expense under the 401(k) plan amounted to $4,436, $3,896 and $3,577 for the years ended December 31, 2011, 2010 and 2009, respectively. Expense for the deferred 401(k) plan is allocated between cost of sales and general and administrative expenses depending on the responsibilities of the related employees.

Non-Qualified Defined Contribution Plan

In 2007, ESA implemented two new benefit plans for the executives of the organization.  The non-qualified, defined contribution plan is structured under Section 409(A). The plan provides the employees at vice president level and above the opportunity to defer up to 100% of their salary and bonus or any amount below that to the 409(A) plan.  ESA provides a match of 50 cents on the dollar up to 10% of the employees' total salary and incentive based compensation.  The contribution can be made into the 401(k) plan, the 409(A) plan or both plans. The purpose is to provide comparable defined contribution plan benefits for the senior management across three ESA locations. The 409(A) plan funds are contributed to several life insurance policies. Participant contributions transferred into the plan totaled $441 in 2011, and the total ESA contribution to the plan was $100 for 2011. The cash and cash surrender value of these life insurance policies at December 31, 2011 was $3,566. The total liability related to the 409(A) plan was $3,401 at December 31, 2011.

The second plan implemented is a non-qualified, defined benefit plan for the top three executives of ESA. The plan provides a calculated, guaranteed payment in addition to their regular pension through the company upon retirement.  The plan is funded with several life insurance policies.  They are not segregated into a trust or otherwise effectively restricted.  These policies are corporate owned assets that are subject to the claims of general creditors and cannot be considered as formal plan assets.  The defined benefit plan put in place meets the ERISA definition of an unfunded deferred compensation plan maintained for the benefit of a select group of management or highly compensated employees. The plan assets of life insurance policies have a cash surrender of $1,861 at December 31, 2011. Related liability for the pension payments is $2,731 at December 31, 2011. As of December 31, 2011, all executives had partially vested balances in the plan.

Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income
Note 18 -        TAXES ON INCOME

A.	APPLICABLE TAX LAWS

(1)	Israeli Corporate Income Tax Rates
Corporate tax rates in Israel were 26% in 2009, 25% in 2010 and 24% in 2011.

In December 2011 the Knesset passed the Law for the Tax Burden Reform (Amended Legislation) – 2011 ("the Tax Burden Reform") which, among other things, repealed the gradual reduction in the corporate tax and capital gains rate passed in July 2009, as part of the Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2009 and 2010), 2009, which prescribed, among other things, a gradual reduction in the rates of the Israeli corporate tax and real capital gains tax starting 2011 to the following tax rates: 2011 - 24%, 2012 - 23%, 2013 - 22%, 2014 - 21%, 2015 - 20%, 2016 and thereafter - 18%. Following the enactment of the Tax Burden Reform the corporate tax and capital gains rate for 2012 and thereafter is 25%.

The net effect of the Tax Burden Reform on the deferred tax balances of the Company was recognized in the period of enactment (fourth quarter of 2011). The implementation of the Tax Burden Reform by the Company and its Israeli subsidiaries did not have material net effect on the Company's 2011 results.

(2)	Measurement of taxable income under Israel's Income Tax (Inflationary Adjustments) Law, 1985:
In February 2008, the Knesset passed an amendment to the Income Tax (Inflationary Adjustment) Law, 1985, which limits the scope of the law starting in 2008 and thereafter. Beginning in 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Consumer Price Index carried out in the period up to December 31, 2007. The amended law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting in 2008.

(3)	Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969:
Elbit Systems and most of its subsidiaries in Israel are "Industrial Companies", as defined by the Law for the Encouragement of Industry (Taxes), 1969, and as such, these companies are entitled to certain tax benefits, mainly amortization of costs relating to know-how and patents over eight years, accelerated depreciation and the right to deduct public issuance expenses for tax purposes.

(4)	Tax benefits under Israel's Law for the Encouragement of Capital Investments, 1959:
Elbit Systems and certain of its Israeli subsidiaries ("the companies") operations have been granted "Approved Enterprise" status under Israel's Law for the Encouragement of Capital Investments, 1959 (the "Law").

Accordingly, certain income of the companies derived from the "Approved Enterprise" programs is tax exempt for two-years and subject to reduced tax rates of 25% for a five-year to eight-year period or tax exempt for a ten-year period, commencing in the first year in which the companies had taxable income (limited to twelve years from commencement of production or fourteen years from the date of approval, whichever is earlier).

An Amendment to the Law from 2005 defines the "Privileged Enterprise" status rather than the previous terminology of "Approved Enterprise" and limits the scope of enterprises which may qualify for "Privileged Enterprise" status by setting criteria such as that at least 25% of the Privileged Enterprise program's income be derived from exports. Additionally, the 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies no longer require an Investment Center approval in order to qualify for tax benefits. Similar criteria have been set for the "Preferred Enterprise" status which was added in an Amendment to the Law in 2011.  Companies are not required to receive an Investment Center approval in order to qualify for the tax benefits under the Preferred Enterprise status, however, companies which are under an Approved Enterprise or Privileged Enterprise program must waive their former benefits to elect the Preferred Enterprise benefits.

Tax-exempt income generated by the Company's and certain of its Israeli subsidiaries' Approved Enterprises will be subject to tax upon dividend distribution, tax-exempt income generated by the Company's and certain of its Israeli subsidiaries' Privileged Enterprise programs will be subject to tax upon dividend distribution or complete liquidation. Income generated under a Preferred Enterprise is not subject to additional taxation upon distribution or complete liquidation.

The entitlement to the above benefits is subject to the companies' fulfilling the conditions specified in the Law, regulations promulgated there under and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the companies may be required to refund the amount of the benefits, in whole or in part, including interest. (For liens – see Note 20(J)). As of December 31, 2011, the Company's management believes that the Company and its Israeli subsidiaries have met all conditions of the Law and letters of approval.

As of December 31, 2011, the tax benefits for the Company's Approved Enterprise and Privileged Enterprise existing programs will expire within the period of 2012 to 2018.

As of December 31, 2011, retained earnings of the Company included approximately 529,129 in tax-exempt profits earned by the company's "Approved Enterprises" and "Privileged Enterprises". If the retained tax-exempt income is distributed, with respect to the "Approved Enterprises" and the "Privileged Enterprises", it would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits track (currently - 25%), and an income tax liability would be incurred of approximately $132,282 as of December 31, 2011.

The companies' boards of directors have decided that their policy is not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on exempt income attributable to the companies' "Approved Enterprises" and "Privileged Enterprise", as such retained earnings are essentially permanent in duration.

In Israel, income from sources other than the "Approved Enterprise" and "Privileged Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate.

Since the Company and its Israeli subsidiaries are operating under more than one approval, and since part of their taxable income is not entitled to tax benefits under the Law and is taxed at the regular tax rates, the effective tax rate is the result of a weighted combination of the various applicable rates and tax exemptions, and the computation is made for income derived from each approval on the basis of formulas specified in the law and in the approvals.

In January 2011, the Knesset enacted a reform to the Law, effective January 2011. According to the reform a flat rate tax would apply to companies eligible for the "Preferred Enterprise" status. In order to be eligible for a Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country's economic growth and is a competitive factor for the Gross Domestic Product (a competitive enterprise).

Israeli companies which currently benefit from an Approved or Privileged Enterprise status and meet the criteria for qualification as a Preferred Enterprise can elect to apply the new Preferred Enterprise benefits by waiving their benefits under the Approved and Privileged Enterprise status.

Benefits granted to a Preferred Enterprise include reduced and gradually decreasing tax rates. In peripheral regions (Development Area A) the reduced tax rate will be 10% in 2011 and 2012, 7% in 2013 and 2014 and 6% starting from 2015. In other regions the tax rate will be 15% in 2011 and 2012, 12.5% in 2013 and 2014 and 12% starting from 2015. Preferred Enterprises in peripheral regions will be eligible for Investment Center grants, as well as the applicable reduced tax rates.

A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates). A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company. A company electing to waive its Privileged Enterprise or Approved Enterprise status through June 30, 2015 may distribute "Approved Income" or "Privileged Income" subject to 15% withholding tax for Israeli resident individuals and non-Israeli residents (subject to applicable treaty rates) and exempt from withholding tax for an Israeli-resident company. Nonetheless, a distribution from income exempt under Privileged Enterprise and Approved Enterprise programs will subject the exempt income to tax at the reduced corporate income tax rates pertaining to the Privileged Enterprise and Approved Enterprise programs upon distribution, or complete liquidation in the case of a Privileged Enterprise's exempt income.

B.	NON – ISRAELI SUBSIDIARIES

Non-Israeli subsidiaries are taxed based on tax laws in their countries of residence.

C.	INCOME FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME

	Year ended December 31,
	2011	2010	2009
Income before taxes on income:
Domestic	$95,226	$160,749	$186,444
Foreign	8,778	38,612	60,886
	$104,004	$199,361	$247,330

D.	TAXES ON INCOME FROM CONTINUING OPERATIONS

	Year ended December 31,
	2011	2010	2009
Taxes on income:
Current taxes:
Domestic	$13,896	$26,842	$30,006
Foreign	1,328	16,616	15,350
	15,224	43,458	45,356
Adjustment for previous years:
Domestic	2,009	(3,889)	(6,491)
Foreign	(2,308)	1,885	91
	(299)	(2,004)	(6,400)
Deferred income taxes:
Domestic	(2,861)	(10,303)	(3,763)
Foreign	1,560	(7,114)	2,916
	(1,301)	(17,417)	(847)
	$13,624	$24,037	$38,109

E.	UNCERTAIN TAX POSITIONS

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010
Balance at the beginning of the year	$48,791	$33,348
Additions related to interest	405	1,801
Additions based on tax positions taken during a prior period	5,336	6,022
Reduction related to tax positions taken during a prior period	(3,746)	(4,252)
Reductions related to settlement of tax matters	(4,684)	(1,508)
Additions based on tax positions taken during the current period	8,305	6,862
Reduction related to a lapse of applicable statute of limitation	(1,224)	-
Additions related to acquisitions	-	6,518
Balance at the end of the year	$53,183	$48,791

At December 31, 2011 and 2010, the Company had a liability for unrecognized tax benefits of $53,183 and $48,791, respectively, including an accrual of $5,916 and $4,588 for the payment of related interest and penalties, respectively. The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes.

During 2011, Elbit Systems and its subsidiaries were subject to examination by various tax authorities in jurisdictions such as Israel, the United States and various countries in Europe.

During 2011 and 2010, the Company settled certain income tax matters in Israel and the United States covering multiple years. As a result of the settlement of the tax matters, the Company recorded a reduction in "other income tax liabilities" of $4,684 and $1,508, respectively, related to settlement of tax matters of which income of $0 and $800, respectively, were recorded in the statements of income in "taxes on income."

The Company operates in multiple jurisdictions throughout the world, and its tax returns are periodically audited or subject to review by both domestic and foreign authorities. As a result of ongoing examinations, tax proceedings in certain countries, and additions to unrecognized tax benefits for positions taken and interest and penalties, if any, arising in 2011, it is not possible to estimate the potential net increase or decrease to the Company's unrecognized tax benefits during the next twelve months.

F.	DEFERRED INCOME TAXES

Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

		Deferred (1) Tax Asset (Liability)
	Total	Current	Non-current
As of December 31, 2011
Deferred tax assets:
Reserves and allowances	$20,650	$15,939	$4,711
Inventory allowances	6,328	6,328	-
Property, plant and equipment	2,421	1,087	1,334
Other assets	22,415	10,242	12,173
Net operating loss carry forwards	20,881	1,667	19,214
	72,695	35,263	37,432
Valuation allowance	(1,302)	-	(1,302)
Net deferred tax assets	71,393	35,263	36,130

Deferred tax liabilities:
Intangible assets	(40,386)	-	(40,386)
Property, plant and equipment	(16,024)	-	(16,024)
Reserves and allowances	24,419	-	24,419
	(31,991)	-	(31,991)
Net deferred tax assets	$39,402	$35,263	$4,139

As of December 31, 2010
Deferred tax assets:
Reserves and allowances	$26,992	$19,776	$7,216
Inventory allowances	4,251	4,251	-
Property, plant and equipment	4,858	1,187	3,671
Other	4,530	2,116	2,414
Net operating loss carry forwards	18,684	2,093	16,591
	59,315	29,423	29,892
Valuation allowance	(160)	(160)	-
Net deferred tax assets	59,155	29,263	29,892

Deferred tax liabilities:
Intangible assets	(48,610)	-	(48,610)
Property, plant and equipment	(12,463)	-	(12,463)
Reserves and allowances	25,833	-	25,833
	(35,240)	-	(35,240)
Net deferred tax assets (liabilities)	$23,915	$29,263	$(5,348)

(1) The current deferred tax asset is included in other receivables and prepaid expenses.
(2) The non-current deferred tax asset is included in deferred income taxes, net.
(3) The non-current deferred tax liability is included in deferred income and tax liabilities, net.

G.
As of December 31, 2011, Elbit Systems' Israeli subsidiaries had estimated total available carry forward tax losses of approximately $89,323, and its non-Israeli subsidiaries had estimated available carry forward tax losses of approximately $26,066.

H.	Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate, is as follows:

	Year ended December 31,
	2011	2010	2009
Income before taxes as reported in the consolidated statements of income	$104,004	$199,361	$247,330
Statutory tax rate	24%	25%	26%
Theoretical tax expense	$24,961	$49,840	$64,306
Tax benefit arising from reduced rate as an "Approved and Privileged Enterprise" and other tax benefits (*)	(11,451)	(20,528)	(31,712)
Tax adjustment in respect of different tax rates for foreign subsidiaries	2,721	5,382	5,663
Changes in carry-forward losses and valuation allowance	(125)	(8,066)	(1,506)
Increase in taxes resulting from non-deductible expenses	1,105	3,020	3,133
Difference in basis of measurement for financial reporting and tax return purposes	(2,375)	(3,370)	4,124
Taxes in respect of prior years (**)	(274)	(2,003)	(6,400)
Other differences, net	(938)	(238)	501
Actual tax expenses	$13,624	$24,037	$38,109
Effective tax rate	13.10%	12.06%	15.4%
(*) Net earnings per share – amounts of the benefit resulting from the Approved and Privileged Enterprises
Basic	$0.27	$0.48	$0.75
Diluted	$0.27	$0.47	$0.74

(**) Taxes in respect of prior years:

During 2009, the Company reduced its tax liabilities in an amount of $6,300, mainly as a result of the finalization by the Israeli Tax Authorities of tax assessment for some of the Company's subsidiaries in Israel.

I.	Final tax assessments have been received by the Company up to and including the tax year ended December 31, 2005 and by certain subsidiaries, for the years 2002 - 2007.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
Note 19 -        DERIVATIVE FINANCIAL INSTRUMENTS

A.
Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, respectively, the fair value of the Company's outstanding derivative instruments as of December 31, 2011 and December 31, 2010 is summarized below:

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Derivatives designated as hedging instruments
Foreign exchange contracts	$9,908	$16,897	$23,914	$5,509
Cross-currency interest rate swaps	8,877	20,377	-	-
	18,785	37,274	23,914	5,509
Derivatives not designated as hedging instruments
Foreign exchange contracts	4,847	2,044	1,363	2,710
Options exchange contracts	-	159	677	51
	$4,847	$2,203	$2,040	$2,761

(*)	Presented as part of other assets.
(**)	Presented as part of other payables.

B.
The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2011 and December 31, 2010 is summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Gain on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Ineffective Portion of Gain of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income (**)
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Derivatives designated as hedging instruments
Foreign exchange contracts	$(13,914)	$20,002	$7,438	$-	$585	$-
Other	-	-	-	10,115	-	2,034
	$(13,914)	$20,002	$7,438	$10,115	$585	$2,034
Derivatives not designated as hedging instruments
Foreign exchange Contracts	$-	$-	$-	$-	$461	$751

(*)	Presented as part of revenues/cost of sales
(**)	Presented as part of financial expenses

C.
The net effect of the cross-currency swaps was approximately $11,000 of losses, of which approximately $19,500 was offset against exchange rate difference, related to Series A Notes and approximately $8,500 was offset against interest expenses.

D.	The notional amounts of outstanding foreign exchange forward contracts at December 31, 2011 and December 31, 2010, is summarized below:

	Forward contracts
	Buy		Sell
	December 31,		December 31,
	2011	2010	2011	2010
Euro	$57,022	$16,076	$154,251	$240,830
GBP	30,868	20,475	45,095	85,980
NIS	654,105	114,284	-	-
Other	14,073	30,412	34,120	54,572
	$756,068	$181,247	$233,466	$381,382

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities
Note 20 -	COMMITMENTS AND CONTINGENT LIABILITIES

A.	ROYALTY COMMITMENTS

Elbit Systems and certain Israeli subsidiaries partially finance their research and development expenditures under grant programs sponsored by the OCS for the support of research and development activities conducted in Israel. At the time the grants were received from the OCS, successful development of the related projects was not assured.

In exchange for participation in the programs by the OCS, Elbit Systems and the subsidiaries agreed to pay 2% - 5% of total sales of products developed within the framework of these programs. The royalties will be paid up to a maximum amount equaling 100% to 150% of the grants provided by the OCS, linked to the dollar and for grants received after January 1, 1999, also bearing annual interest at a rate based on LIBOR. The obligation to pay these royalties is contingent on actual sales of the products, and in the absence of such sales payment of royalties is not required.

In some cases, the Government of Israel's participation (through the OCS) is subject to export sales or other conditions. The maximum amount of royalties is increased in the event of production outside of Israel.

Elbit Systems and certain of its subsidiaries may also be obligated to pay certain amounts to the Israeli Ministry of Defense and others on certain sales including sales resulting from the development of certain technologies.

Royalties expenses amounted to $2,524, $3,012 and $5,317 in 2011, 2010 and 2009, respectively.

B.	COMMITMENTS IN RESPECT OF LONG-TERM PROJECTS

In connection with projects in certain countries, Elbit Systems and some of its subsidiaries have entered and may enter in the future into "buy-back" or "offset" agreements, required by a number of the Company's customers for these projects as a condition to the Company obtaining orders for its products and services. These agreements are customary in the Company's industry and are designed to facilitate economic flow back (buy-back) and/or technology transfer to businesses or government agencies in the applicable country.

These commitments may be satisfied by the Company's placement of direct work or vendor orders for supplies and/or services, transfer of technology, investments or other forms of assistance in the applicable country. The buy-back rules and regulations, as well as the underlying contracts, may differ from one country to another.  The ability to fulfill the buy-back obligations may depend, among other things, on the availability of local suppliers with sufficient capability to meet our requirements and which are competitive in cost, quality and schedule. In certain cases, the Company's commitments may also be satisfied through transactions conducted by other parties.

The Company does not commit to buy-back agreements until orders for its products or services are definitive, but in some cases the orders for the Company's products or services may become effective only after the Company's corresponding buy-back commitments are in effect. Buy-back programs generally extend at least over the relevant commercial contract period and may provide for penalties in the event the Company fails to perform in accordance with buy-back requirements. In some cases the Company provides guarantees in connection with the performance of its buy-back obligations.

Should the Company be unable to meet such obligations it may be subject to contractual penalties, and its chances of receiving additional business from the applicable customers could be reduced or, in certain cases, eliminated.

At December 31, 2011, the Company had outstanding buy-back obligations totaling approximately $691,000 that extend through 2020.

C.	LEGAL CLAIMS

(1)
Elbit Systems and its subsidiaries are involved in legal claims arising in the ordinary course of business, including claims by employees, consultants and others. The Company's management, based on the opinion of its legal counsel, believes that the financial impact for the settlement of such claims in excess of the accruals recorded in the financial statements will not have a material adverse effect on the financial position or results of operations of the Company.

(2)
In April 2011, the Company filed a lawsuit in the High Court of Justice of the United Kingdom against the Government of Georgia (the "Georgian Government") in an amount of approximately $100,000 as a result of the Georgian Government's failure to pay amounts due to the Company in connection with deliverable items under several contracts signed in 2007. In December 2011, the Company and the Georgian Government signed a settlement agreement.  Under the settlement agreement the Company agreed to a full release of these claims in consideration for payment of approximately $35,000 by the Georgian Government as well as the return to the Company of certain equipment and sub-systems that were supplied in the past by the Company. During December 2011, the Company received $32,000 of the settlement amount and the balance is expected to be received during 2012. Subject to fulfillment of the settlement agreement, this matter will be brought to a close without having a material effect on the Company's financial results.

(3)
In December 2009, a claim in the amount of approximately $10,000 was filed in the District Court – Central District of Israel by Pinpoint Advance Corporation ("Pinpoint") and four of its founders against two of the Company's Israeli subsidiaries, Elbit Systems Holdings (1997) Ltd. and Kinetics, as well as against one of its officers, Jacob Gadot. Pinpoint is a special purpose acquisition company that was in negotiations with the Company and other Kinetics' shareholders regarding the sale of shares in Kinetics during 2008. The transaction was not completed and negotiations were terminated. Pinpoint claims that the agreement was completed and thus entered into effect. Alternatively, Pinpoint claims that the Company's decision not to complete the agreement was made in bad faith, and that under the circumstances Pinpoint and its founders are entitled to pecuniary compensation equal to their rights and entitlements under the alleged breached contract. The Company believes there is no merit to the allegations made in the claim and have responded accordingly to the Court. In March 2010, the Court requested the parties to attempt mediation, which was unsuccessful. The claim is in the preliminary proceedings stage.

(4)
In May 2009, Elbit Systems filed a claim in the U.S. District Court for the Southern District of Illinois against Credit Suisse Group ("CSG"). The complaint seeks to recover approximately $16,000 that Elbit Systems believes was fraudulently obtained by CSG and by its subsidiary Credit Suisse Securities (USA) from Tadiran Communications Ltd. ("Tadiran Communications") in 2007 in connection with auction rate securities purchased by Tadiran Communications through CSG. In 2008, Tadiran Communication was merged into Elbit Systems, and Tadiran Communications' activities are currently performed as part of Elbit Systems' wholly-owned Israeli subsidiary ELSC. CSG filed a motion to dismiss the claim based on a release signed by Tadiran Communications in 2007. In December 2009, the case was moved to U.S. District Court for the Southern District of New York (the "Federal NY Court"). In July 2010, the Federal NY Court ordered the parties to continue discovery regarding the release and ruled that the meaning and scope of the release would be decided in a hearing on summary judgment rather than on a motion to dismiss. In February 2012, the Federal NY Court ruled in Elbit Systems' favor on the summary judgment, and the case is proceeding to the discovery stage.

(5)
Between 2007 and January 2010, various claims were filed in the Federal NY Court and the Supreme Court of the State of New York, County of New York ("New York State Court") by certain minority security holders of ImageSat International N.V. ("ImageSat") against ImageSat, Israel Aerospace Industries Ltd. ("IAI"), Elbit Systems, Elbit Systems Electro-Optics Elop Ltd. ("Elop") and certain current and former officers and directors of ImageSat. The former directors include, among others, Michael Federmann, Joseph Ackerman and Joseph Gaspar (currently Elbit Systems' Board Chairman, Chief Executive Officer and Chief Financial Officer, respectively), who at various times in the past served as Elop's nominee to ImageSat's board of directors. ImageSat's largest shareholder is IAI, holding approximately 46% of ImageSat's issued share capital. Elop holds approximately 14% (7% on a fully diluted basis) of ImageSat's issued share capital and is entitled to nominate one director to ImageSat's board. The claims contained various allegations that the defendants breached their fiduciary and/or contractual obligations to the detriment of the plaintiffs.

The claims alleged various causes of action and damages aggregating hundreds of millions of dollars, not all of which were alleged against Elbit Systems, Elop and/or each of the individual defendants. All of the above-mentioned claims have been either discontinued by the plaintiffs, or dismissed by the Federal NY Court and the New York State Court (and applicable appellate courts) on the grounds of forum non-convenient, except for one remaining proceeding in the New York State Court by certain of the plaintiffs, claiming a breach of the Security Holders Agreement between various security holders of ImageSat, including Elop, based on an alleged failure to appoint independent directors to the ImageSat board of directors. Elbit Systems and Elop believe such claim is baseless and have filed corresponding responses to the New York State Court.

In April 2010, Elbit Systems and Elop were served with an Application to Approve a Derivative Action (the "Application") filed in the District Court of Petach Tikva, Israel, by certain minority shareholders of ImageSat. The Application names a number of respondents, including among others, ImageSat, IAI, Elop, Elbit Systems and several former directors of ImageSat, including, among others, Michael Federmann, Joseph Ackerman and Joseph Gaspar (Elbit Systems, Elop and the above-named former directors are referred to as the "Elbit Defendants"). The Application requested the Court to approve the filing of a derivative action on behalf of ImageSat for alleged breaches by some of the respondents of the applicants' rights as minority shareholders in ImageSat. The nature of the allegations was substantially similar to those previously made by the applicants in various claims referred to above made in federal and state courts in New York. In July 2010, the Elbit Defendants filed motions to dismiss the Application on various grounds relating both to Netherland Antilles and Israeli law. In May 2011, the Court granted the motions to dismiss the Application (the "Ruling"), and in June 2011 the Applicants filed a Notice of Appeal of the Court's ruling with the Supreme Court.  A hearing is scheduled for November 2012. The Elbit Defendants believe that there is no merit to the allegations made against them in this matter.

In January 2012, a group of minority shareholders of ImageSat (the "Petitioners"), provided ImageSat with a letter of notice, according to which the Petitioners intend to file a petition before the Joint Court of Justice of Aruba, Curacao, Saint Maarten and of Bonaire, St. Eustatia, and Saba (the "Joint Court") to make inquiry as to the policy and course of affairs at ImageSat and for other remedies authorized under the Civil Code of Curacao (the "Letter of Notice"). Although the Letter of Notice is directed at ImageSat, it contains various allegations against, among others, the Elbit Defendants (as described above in connection with the Israeli proceedings). The nature of the allegations is substantially similar to those previously made in the New York and Israeli actions as described above. The Elbit Defendants believe that there is no merit to the allegations made against them in the Letter of Notice.

IAI has agreed to indemnify Elbit Systems, Elop and the directors nominated by Elop to ImageSat's board, for any losses arising out of any of the foregoing claims or legal proceedings, net of insurance proceeds received from ImageSat's insurance policies and any indemnification proceeds received from ImageSat.

(6)
The Company is involved in other legal proceedings from time to time. Based on the advice of legal counsel, management believes such current proceedings will not have a material adverse effect on the Company's financial position or results of operations.

D.	LEASE COMMITMENTS

The future minimum lease commitments of the Company under various non-cancelable operating lease agreements in respect of premises, motor vehicles and office equipment as of December 31, 2011 are as follows:

2012	$36,521
2013	25,310
2014	19,496
2015	12,564
2016	7,480
2017 and thereafter	14,913
$116,284

Lease expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $12,977, $15,233 and $28,812, respectively.

E.	GUARANTEES

(1)
As of December 31, 2011, guarantees in the amount of approximately $1,039,500 were issued by banks on behalf of Company's entities mainly in order to secure certain advances from customers and performance bonds.

(2)
Elbit Systems has provided, on a proportional basis to its ownership interest, guarantees for three of its investees in respect of credit lines granted to them by banks amounting to $5,700 as of December 31, 2011 (2010 - $7,000). The guarantees will exist as long as the credit lines are in effect. Elbit Systems would be liable under the guarantee for any debt for which the investees would be in default under the terms of the credit line. The fair value of such guarantees, as of December 31, 2011, was not material.

F.	COVENANTS

In connection with bank credits and loans, including performance guarantees issued by banks and bank guarantees in order to secure certain advances from customers, the Company and certain subsidiaries are obligated to meet certain financial covenants. Such covenants include requirements for shareholders' equity, current ratio, operating profit margin, tangible net worth, EBITDA, interest coverage ratio and total leverage. As a result of recognition of the expense due to the cessation of a program with a foreign customer in December 2011 (See Note 1(C)), as of December 31, 2011, the Company did not meet one of its covenants.  Subsequent to the balance sheet date, in March 2012, the banks waived such covenant through March 31, 2013, and accordingly the Company's bank credits and loans were not negatively affected as of December 31, 2011.

G.	CONTINGENT LIABILITIES AND GUARANTEES

As of December 31, 2011, one of our subsidiaries had two projects in a total amount of approximately $23,000. The subsidiary provided the Customer advance and performance guarantees related to the abovementioned projects in the amount of approximately $5,000. The Company's management, based on the opinion of legal counsel, believes that termination of the above projects will not have a material adverse effect on the financial position or results of operations of the Company.

H.	CONTRACTUAL OBLIGATIONS

Substantially all of the Company's purchase commitments relate to obligations under purchase orders and subcontracts entered into by the Company.  These purchase orders and subcontracts are typically in standard formats proposed by the Company, with the subcontracts and purchase orders also reflecting provisions from the Company's applicable prime contract that apply to flow down to subcontractors and vendors. The terms typically included in these purchase orders and subcontracts are consistent with Uniform Commercial Code provisions in the United States for sales of goods, as well as with specific terms called for by its customers in international contracts. These terms include the Company's right to terminate the purchase order or subcontract in the event of the vendor's or subcontractor's default, as well as the Company's right to terminate the order or subcontract for the Company's convenience (or if the Company's prime contractor has so terminated the prime contract).  Such purchase orders and subcontracts typically are not subject to variable price provisions. As of December 31, 2011 and 2010, the purchase commitments were $1,026,000 and $1,046,000, respectively.

I.
In order to secure bank loans and bank guarantees in the amount of $1,039,500 as of December 31, 2011, certain Company entities recorded fixed liens on most of their machinery and equipment, mortgages on most of their real estate and floating charges on most of their assets.

J.	A lien on the Company's Approved Enterprises has been registered in favor of the State of Israel (see Note 18(A)(4) above).

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 21 -        SHAREHOLDERS' EQUITY

A.	SHARE CAPITAL Ordinary shares confer upon their holders voting rights and the right to receive dividends.

B.	2007 STOCK OPTION PLAN

In January 2007, Elbit Systems' shareholders approved Elbit Systems' 2007 Option Plan (the "Plan"). The purpose of the Plan is to provide the benefits arising from ownership of share capital by Elbit Systems' and certain of its subsidiaries' employees, who are expected to contribute to the Company's future growth and success. The options were allocated, subject to the required approvals, in two tracks as follows: (i) Regular Options - up to 1,250,000 options exercisable into 1,250,000 shares of Elbit Systems in consideration for the exercise price, all or any portion of which may be granted as Incentive Stock Options ("Regular Options") and (ii) Cashless Options - up to 1,250,000 options, which entitle the participant to exercise options for an amount reflecting only the benefit factor ("Cashless Options"). Each of the participants is granted an equal amount of Regular Options and Cashless Options. The exercise price for Israeli participants is the average closing price of an Elbit Systems' share during 30 trading days preceding the options grant date. The exercise price of options granted to a non-Israeli participant residing in the United States is the fair market value of the share on the day the options were granted.

According to the Plan, the options granted on a certain date (the "Commencement Date") will become vested and exercisable in accordance with the following vesting schedule:

(1)	Fifty percent (50%) of the options will be vested and exercisable from the second anniversary of the Commencement Date;

(2)	An additional twenty-five percent (25%) of the options will be vested and exercisable from the third anniversary of the Commencement Date; and
(3)	The remaining twenty-five (25%) of the options will be vested and exercisable from the fourth anniversary of the Commencement Date.

The options expire no later than five years from the date of grant, subject to the 2011 amendment described below.

Elbit Systems granted options to Israeli participants in accordance with the provisions of Section 102 of the Israel Tax Ordinance related to the Capital Gains Tax Track.

As of December 31, 2011, 63,126 Options are available for future grant under the Plan (regular and cashless).

On November 15, 2011, pursuant to the amendment to the Plan, the Company extended the expiration date of certain fully vested options granted under the Plan for one additional year. Such options granted during 2007 will expire during 2013, no longer than six years from the date of grant. As a result of the amendment, the Company recorded one-time compensation expenses of approximately $980.

C.	A summary of Elbit Systems' share option activity under the stock option plan is as follows:

	2011		2010		2009
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding – beginning of the year	1,635,305	$35.96	1,858,250	$35.24	2,454,851	$33.96
Granted	63,300	50.74	28,000	52.23	58,500	50.33
Exercised	(226,965)	32.41	(223,020)	32.53	(619,451)	31.62
Forfeited	(20,750)	42.33	(27,925)	31.91	(35,650)	34.53
Outstanding – end of the year	1,450,890	$37.07	1,635,305	$35.96	1,858,250	$35.24
Options exercisable at the end of the year	1,292,806	$35.17	963,289	$34.70	586,626	$32.55

The aggregate intrinsic value represents the total intrinsic value (the difference between Elbit Systems' closing stock price on the last trading day of the fourth quarter of the applicable fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, of that year. This amount changes based, on the fair market value of the Company's stock. Aggregate intrinsic value of outstanding options as of December 31, 2011 and 2010 amounted to $5,605 and $24,811, respectively. In addition, the total intrinsic value of options exercised for the year ended December 31, 2011 was $1,934. As of December 31, 2011, there was $1,292 of total unrecognized compensation cost related to share-based compensation arrangements granted under Elbit Systems' stock option plan. That cost is expected to be recognized over a weighted average period of two years.

As of December 31, 2011, 1,450,005 options were vested and expected to be vested at a weighted average exercise price of $37.07 per share. The weighted average remaining contractual life of exercisable options as of December 31, 2011 is approximately one year and their aggregate intrinsic value is approximately $5,616.

D.	The options outstanding as of December 31, 2011, have been separated into ranges of exercise prices, as follows:

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
$ 33.10 - $63.85	1,450,890	$1.27	$37.07	1,292,806	$35.17

Compensation expense amounting to $1,996, $5,211 and $5,134 was recognized during the years ended December 31, 2011, 2010 and 2009, respectively. The expenses before tax were recorded as follows:

	Year ended December 31,
	2011	2010	2009
Cost of revenues	$924	$2,353	$2,397
R&D and marketing expenses	458	954	1,048
General and administration expenses	614	1,904	1,689
	$1,996	$5,211	$5,134

E.	The weighted average exercise price and fair value of options granted during the years ended December 31, 2011, 2010 and 2009 were:

	Less than market price
	Year ended December 31,
	2011	2010	2009
Weighted average exercise price per share	$50.74	$52.23	$50.33
Weighted average fair value per share on grant date	$12.12	$11.99	$16.61

F.	Computation of basic and diluted net earnings per share:

	Year ended December 31, 2011			Year ended December 31, 2010			Year ended December 31, 2009
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$90,288	42,764	$2.11	$183,498	42,645	$4.30	$214,947	42,305	$5.08

Effect of dilutive securities:
Employee stock options	-	367		-	572		-	678
Diluted net earnings	$90,288	43,131	$2.09	$183,498	43,217	$4.25	$214,947	42,983	$5.00

(*) In thousands

G.	SHARE REPURCHASE PROGRAM

In September 2011, the Board of Directors has authorized the Company to repurchase up to one million of its ordinary shares over the next 12 months.  The repurchases are to be made from time to time in the open market on the TASE. The repurchase activity will depend on factors such as the Company's working capital needs, its cash requirements, its stock price and economic and market conditions. The share repurchases may be effected from time to time through open market purchases. The Company repurchased 240,368 ordinary shares for approximately $10,000 in 2011. Through February 29, 2012, the Company repurchased additional 196,532 shares for approximately $7,700.

H.
In December 2007, Elbit Systems U.S. Corp ("ESC"), a wholly-owned U.S. subsidiary of Elbit Systems, adopted a Stock Appreciation Rights Plan for Non-Employee Directors of ESA (the "SAR Plan"). ESC is the major shareholder of ESA. The purpose of the SAR Plan is to facilitate the retention of qualified and experienced persons to serve as "Non-Employee Directors" of ESA by providing them additional financial incentives.  A "Non-Employee Director" is a director of ESA who is not an officer or employee of ESA, or any of its affiliated companies.

Under the Plan, the Board of ESC may grant Stock Appreciation Rights ("SARs") from time to time to Non-Employee Directors of ESA.  A SAR is a right that, in accordance with the terms of the SAR Plan, entitles the holder to receive, on the exercise date of the SAR, cash in an amount equal to the excess of the "Fair Market Value" of the "Stock" corresponding to the SAR at the time of exercise of the SAR over the "Initial Value of the Stock".  "Stock" means Elbit Systems ordinary shares.  Each SAR corresponds to a share of Stock.  "Fair Market Value" with respect to the Stock means the closing price of the Stock on the Nasdaq on the applicable date.  "Initial Value" of a SAR means the Fair Market Value of one share of Stock on the grant date of the SAR.

A SAR may only be exercised after it becomes vested. 25% of any SAR's granted are exercisable on the first anniversary from the grant date and an additional 25% on each of the three subsequent anniversaries. The maximum term of a SAR is five years from the grant date.SAR's do not provide any rights as a shareholder in the Stock.

SARs are considered liabilities under ASC 718 and as such compensation cost for each period until settlement is based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered) in the fair value of the SARs for each reporting period.

A summary of Elbit Systems' SAR activity under the plan is as follows:

	Year ended December 31, 2011
	Number of options	Weighted average Exercise price per share
Outstanding – beginning of the year	30,000	$58.64
Granted	-	-
Outstanding – end of the year	30,000	$58.64
Rights vested at the end of the year	20,250	$59.36

I.	DIVIDEND POLICY

Dividends declared by Elbit Systems are paid subject to statutory limitations. Elbit Systems' Board of Directors has determined not to declare dividends out of tax exempt earnings.

Major Customer And Geographic Information	12 Months Ended
Dec. 31, 2011
Major Customer And Geographic Information [Abstract]
Major Customer And Geographic Information
Note 22 -        MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business).

A.	Revenues are attributed to geographic areas based on location of the end customers as follows:

	Year ended December 31,
	2011	2010	2009
Europe	$545,509	$541,749	$728,232
U.S.	890,352	843,985	813,460
Israel	697,771	650,956	627,251
Other (*)	683,833	633,443	663,494
	$2,817,465	$2,670,133	$2,832,437

 (*) Mainly Asia and South America

B.	Revenues are generated by the following areas of operations:

	Year ended December 31,
	2011	2010	2009
Airborne systems	$969,446	$791,111	$693,229
Land vehicles systems	405,294	363,245	449,712
C4ISR systems	996,382	1,019,068	1,168,848
Electro-optic systems	300,158	368,808	406,396
Other (*)	146,185	127,901	114,252
	$2,817,465	$2,670,133	$2,832,437

(*) Mainly non-defense engineering and production services.

C.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2011	2010	2009
Israeli Ministry Of Defense	23%	23%	21%
U.S. Government	8%	7%	6%

D.	Long-lived assets by geographic areas:

	Year ended December 31,
	2011	2010	2009
Israel	$875,935	$985,953	$753,477
U.S.	208,640	225,217	185,134
Other	196,105	89,345	69,400
	$1,280,680	$1,300,515	$1,008,011

Research And Development Expenses, Net	12 Months Ended
Dec. 31, 2011
Research And Development Expenses, Net [Abstract]
Research And Development Expenses, Net
Note 23 -        RESEARCH AND DEVELOPMENT EXPENSES, NET

	Year ended December 31,
	2011	2010	2009
Total expenses	$288,668	$268,578	$245,812
Less – grants and participations	(47,576)	(34,447)	(29,060)
	$241,092	$234,131	$216,752

Financial Expenses, Net	12 Months Ended
Dec. 31, 2011
Financial Expenses, Net [Abstract]
Financial Expenses, Net
Note 24 -        FINANCIAL EXPENSES, NET

	Year ended December 31,
	2011	2010	2009
Expenses:
Interest on long-term bank debt	$(7,214)	$(6,968)	$(8,723)
Interest on Series A Notes	(5,753)	(4,395)	-
Interest on short-term bank credit and loans	(3,802)	(1,699)	(1,445)
Gain (loss) on marketable securities	(2,464)	-	1,292
Gain (loss) from exchange rate differences and capitalization	7,565	(9,094)	(699)
Other	(10,839)	(4,330)	(12,260)
	$(22,507)	(26,486)	(21,835)
Income:
Interest on cash, cash equivalents and bank deposits	2,579	3,224	3,020
Other	6,359	2,011	3,230
	8,938	5,235	6,250
	$(13,569)	$(21,251)	$(15,585)

Other Income, Net	12 Months Ended
Dec. 31, 2011
Other Income, Net [Abstract]
Other Income, Net
Note 25 -        OTHER INCOME, NET

	Year ended December 31,
	2011	2010	2009
Gain from sale of Mediguide shares (*)	$-	$12,809	$1,105
Other	1,909	450	(647)
	$1,909	$13,259	$458

(*)	Gain from the sale of Mediguide Inc. shares to St. Jude Medical in 2008, recognized during 2008, 2009 and 2010.

Related Parties Transactions And Balances	12 Months Ended
Dec. 31, 2011
Related Parties Transactions And Balances [Abstract]
Related Parties Transactions And Balances
Note 26 -        RELATED PARTIES TRANSACTIONS AND BALANCES

Transactions:	Year ended December 31,
	2011	2010	2009
Income -
Sales to affiliated companies (*)	$20,256	$33,124	$39,929
Participation in expenses	$3,923	$3,955	$4,217

Cost and expenses -
Supplies from affiliated companies (**)	$44,840	$57,339	$64,058

Balances:	December 31,
	2011	2010
Trade receivables and other receivables (*)	$21,696	$20,970
Trade payables (**)	$17,767	$30,955

The purchases from related parties are made at arm's length. The sales to the Company's related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by VSI.
(**)	Includes electro-optics components and sensors, purchased by the Company from SCD, and electro-optics products, purchased by the Company, from Opgal.

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Schedule II – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (Charged to Costs and Expenses)	Deductions (Write-Offs and Actual Losses Incurred)	Additions Resulting from Acquisitions	Balance at End of Period
Year Ended December 31, 2011:
Provisions for Losses on Long-Term Contracts (*)	136,070	104,560	43,650	–	196,980
Provisions for Claims and Potential Contractual Penalties and Others	6,618	2,160	542	–	8,236
Allowance for Doubtful Accounts	11,215	56	4,410	–	6,861
Valuation Allowance on Deferred Taxes	160	1,302	160	–	1,302

Year Ended December 31, 2010:
Provisions for Losses on Long-Term Contracts (*)	136,341	35,443	36,360	646	136,070
Provisions for Claims and Potential Contractual Penalties and Others	5,864	1,262	1,103	595	6,618
Allowance for Doubtful Accounts	7,885	904	349	2,775	11,215
Valuation Allowance on Deferred Taxes (**)	34,776	–	34,616	–	160

Year Ended December 31, 2009:
Provisions for Losses on Long-Term Contracts (*)	99,323	67,725	30,707	–	136,341
Provisions for Claims and Potential Contractual Penalties and Others	3,025	4,928	2,109	–	5,864
Allowance for Doubtful Accounts	5,471	2,726	312	–	7,885
Valuation Allowance on Deferred Taxes	36,282	–	1,506	–	34,776

*
An amount of $60,848, $74,407 and $74,509 as of December 31, 2009, 2010 and 2011, respectively, is presented as a deduction from inventories, and an amount of $75,493, $61,663 and $122,471 as of December 31, 2009, 2010 and 2011, respectively, is presented as part of other accrued expenses in the category of "Cost Provisions and Other." The 2011 amount of other accrued expenses includes $57,189 related to the cessation of  a program with a foreign customer, of which $13,300 was included in long-term liabilities.

**	An amount of $21,500 was deducted as a result of a prior year adjustment.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Use Of Estimates
A.	USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of intangible assets, warranty and contract loss accruals, legal contingencies, tax assets and tax liabilities, stock-based compensation costs, retirement and post-retirement benefits (including the actuarial assumptions), financial instruments with no observable market quotes, as well as in estimates used in applying the revenue recognition policy. Actual results may differ from estimated results.

Adoption Of New Accounting Policies
B.	ADOPTION OF NEW ACCOUNTING POLICIES

On January 1, 2011, the Company adopted Accounting Standard Update ("ASU") 2009-13, an update to ASC 605-25, "Revenue Recognition – Multiple-Element Arrangements", that provides amendments to the criteria for separating consideration in multiple-deliverable arrangements for new or materially modified contracts entered into from January 1, 2011. The revised guidance primarily provides two significant changes: 1) eliminates the need for objective and reliable evidence of the fair value for the undelivered element in order for a delivered item to be treated as a separate unit of accounting, and 2) requires the use of the relative selling price method to allocate the entire arrangement consideration. In addition, the guidance also expands the disclosure requirements for revenue recognition. The adoption of the revised guidance has no material effect on the Company's results and is not expected to have a material effect in future periods.

Functional Currency
C.	FUNCTIONAL CURRENCY

The Company's revenues are generated mainly in U.S. dollars. In addition, most of the Company's costs are incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances of the Company and certain subsidiaries, which are denominated in other currencies, have been remeasured into U.S. dollars in accordance with principles set forth in ASC 830, "Foreign Currency Matters". All exchange gains and losses from the remeasurement mentioned above are reflected in the statement of income as financial expenses or income, as appropriate.

For those foreign subsidiaries and investees whose functional currency has been determined to be other than the U.S. dollar, assets and liabilities are translated at year-end exchange rates, and statement of income items are translated at average exchange rates prevailing during the year.  Resulting translation differences are recorded as a separate component of accumulated other comprehensive income in equity.

Principles Of Consolidation
D.	PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Elbit Systems and its wholly and majority-owned subsidiaries.

Intercompany transactions and balances, including profit from intercompany yet realized outside the Company, have been eliminated upon consolidation.

Business Combinations
E.	BUSINESS COMBINATIONS

The Company applies ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquire at the acquisition date, measured at their fair values as of that date. This ASC also requires the fair value of acquired in-process research and development ("IPR&D") to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Cash And Cash Equivalents
F.	CASH AND CASH EQUIVALENTS
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, when purchased.
Short-Term Bank Deposits
G.	SHORT-TERM BANK DEPOSITS

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. The short–term bank deposits are presented at their cost, which approximates fair value.

Available-For-Sale Marketable Securities
H.	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The Company accounts for all its investments in debt securities and for investments in marketable equity securities of entities in which it does not have significant influence, in accordance with ASC 320, "Investments - Debt and Equity Securities". The Company classifies all debt securities and marketable equity securities as "available-for-sale". All of the Company's investments in available-for-sale securities are reported at fair value. Unrealized gains and losses are comprised of the difference between fair value and the cost of such securities and are recognized, net of tax, as accumulated other comprehensive income ("OCI") in shareholders' equity.
In 2009, the Company adopted a new guidance that changed the impairment and presentation model for its available-for-sale debt securities. Under the amended impairment model, an other-than-temporary impairment ("OTTI") loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it will still need to evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. Amounts relating to factors other than credit losses are recorded in other comprehensive income.

Upon the adoption of the above mentioned new guidance, the Company reclassified a non-credit related amount of $7,086, net of tax of $1,772, for OTTI losses recognized in earning prior to January 1, 2010, as a cumulative effect adjustment that increased retained earnings and decreased OCI at January 1, 2010. During 2011, the Company realized its investment in debt-securities and the related OCI and deferred tax balances. The net effect of the realization of the securities on the Company's results was not material (See Note 9).

Inventories
I.	INVENTORIES

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items or technological obsolescence for which recoverability is not probable.

Cost is determined as follows:
•	Raw materials using the average or FIFO cost method.
•	Work in progress:
•
Costs incurred on long-term contracts in progress include direct labor, material, subcontractors, other direct costs and an allocation of overheads, which represent recoverable costs incurred for production, allocable operating overhead cost and, where appropriate, research and development costs (See Note 2(V)).

•
Labor overhead is generally included on a basis of updated hourly rates and is allocated to each project according to the amount of hours expended. Material overhead is generally allocated to each project based on the value of direct material that is charged to the project.

Advances from customers are allocated to the applicable contract inventories and are deducted from the inventory balance. Advances in excess of related inventories are classified as liabilities.
Pre-contract costs are generally expenses, but can be deferred and included in inventory, only when such costs can be directly associated with a specific anticipated contract and if their recoverability from the specific anticipated contract is probable according to the guidelines of ASC 605-35.

Investment In Affiliated Companies, A Partnership And Other Companies
J.	INVESTMENT IN AFFILIATED COMPANIES, A PARTNERSHIP AND OTHER COMPANIES

Investments in affiliated companies and a partnership that are not controlled but over which the Company can exercise significant influence (generally, entities in which the Company holds approximately between 20% and 50% of the voting rights of the investee) are presented using the equity method of accounting. Profits on intercompany sales, not realized outside the Company, are eliminated. The Company discontinues applying the equity method when its investment (including advances and loans) is reduced to zero and the Company has not guaranteed obligations of the affiliate or otherwise committed to provide further financial support to the affiliate.
Investments in preferred shares, which are not in substance common stock, are recorded on a cost basis according to ASC 323-10-15-13, "Investments-Equity Method and Joint Ventures-In-substance Common Stock" and ASC 323-10-40-1, "Investment-Equity Method and Joint Ventures-Investee Capital Transactions."
A change in the Company's proportionate share of an investee's equity, resulting from issuance of common or in-substance common shares by the investee to third parties, is recorded as a gain or loss in the consolidated income statements in accordance with ASC 323-10-40-1.

Investments in non-marketable equity securities of entities in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies, are recorded at cost (generally when the Company holds less than 20% of the voting rights).

Management evaluates investments in affiliated companies, partnerships and other non-marketable equity securities for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances. Accordingly, in determining whether other-than-temporary declines exist, management evaluates various indicators for other-than-temporary declines and evaluates financial information (e.g. budgets, business plans, financial statements, etc.). During 2011 and 2010, no material impairment was recognized.

Variable Interest Entities
K.	VARIABLE INTEREST ENTITIES

ASC 810-10, "Consolidation", provides a framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. According to ASC 810-10, the Company consolidate a  VIE  when it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. The determination about whether the Company should consolidate a VIE is evaluated continuously as changes to existing relationships or future transactions occur.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Also according to ASC 810, a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as a separate component of equity in the consolidated financial statements. As such, changes in the parent's ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses. The amendment clarifies that losses of partially owned consolidated subsidiaries shall continue to be allocated to the non-controlling interests even when their investment was already reduced to zero.

UAV Tactical Systems Ltd. ("U-TacS") in the U.K. is considered to be a VIE. As Elbit Systems is the primary beneficiary and has both the power to direct its activities and absorb the majority of its loss or right to majority of its earnings based upon holding the majority voting rights in U-TacS (51%), U-TacS is consolidated in the Company's financial statements.

Long-Term Receivables

L.	LONG-TERM RECEIVABLES

Long-term trade, unbilled and other receivables, with long-term payment terms, which are considered collectible, are recorded at their estimated present values (determined based on the market interest rates at the date of initial recognition).

Long-Term Bank Deposits
M.	LONG-TERM BANK DEPOSITS

Long-term bank deposits are deposits with maturities of more than one year. These deposits are presented at cost and earn interest at market rates. Accumulated interest to be received over the next year is recorded as a current asset. The deposits and accumulated interest approximate fair value.

Property, Plant And Equipment
N.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants. For equipment produced for the Company's own use, cost includes materials, labor and overhead (including interest costs, when applicable) but not in excess of the fair value of the equipment.
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:
%
Buildings and leasehold improvements (*)	2-20
Instruments, machinery and equipment	3-33
Office furniture and other	4-33
Motor vehicles	12-33	(Mainly 15%)

(*)	Prepayments for operating lease and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

Other Intangible Assets
O.	OTHER INTANGIBLE ASSETS
Other identifiable intangible assets mainly consist of purchased technology, customer relations and trademarks. These intangible assets are stated at cost net of accumulated amortization and impairments, and are amortized over their useful life using the straight-line method, or the accelerated method, which ever better reflects the applicable expected utilization pattern.

Impairment Of Long-Lived Assets

P.	IMPAIRMENT OF LONG-LIVED ASSETS
The Company's long-lived assets and finite-lived intangible assets are reviewed for impairment in accordance with ASC 360-10-35 "Property, Plant and Equipment – Subsequent Measurement" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets (or assets group) to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. For each of the three years in the period ended December 31, 2011, no material impairment has been identified.

As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that marketplace participants would consider in determining the fair value of long lived assets (or assets groups).

Goodwill Impairment
Q.	GOODWILL IMPAIRMENT

Goodwill is subject to an annual impairment test at the reporting unit level (or more frequently if impairment indicators arise).

The Company identified several reporting units based on the guidance of ASC 350, "Intangibles – Goodwill and Other".

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.
Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2011, no material impairment losses have been identified.

As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that market place participants would consider in determining the fair value of each reporting unit.

Severance Pay
R.	SEVERANCE PAY

Elbit Systems' and its Israeli subsidiaries' obligations for severance pay are calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date and are presented on an undiscounted basis (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The obligation is provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet. The deposited funds may be withdrawn only upon the fulfillment of the obligation, pursuant to the Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or losses) accumulated to balance sheet date.

Elbit Systems and its Israeli subsidiaries have entered into an agreement with some of its employees implementing Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance to the said Section 14, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies shall be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.
Severance pay expenses for the years ended December 31, 2011, 2010 and 2009 amounted to approximately $50,018, $50,228 and $42,999, respectively.

Pension And Other Postretirement Benefits
S.	PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company accounts, for its obligations for pension and other postretirement benefits, in accordance with ASC 715, "Compensation – Retirement Benefits" (See Note 17).

Revenue Recognition
T.	REVENUE RECOGNITION

The Company generates revenues principally from long-term contracts involving the design, development, manufacture and integration of defense systems and products. In addition, to a minor extent, the Company provides support and services for such systems and products.
Revenues from long-term contracts are recognized primarily using ASC 605-35, "Construction-Type and Production-Type Contracts", according to which revenues are recognized on the percentage-of-completion basis.
Sales under long-term fixed-price contracts which provide for a substantial level of development efforts in relation to total contract efforts are recorded using the cost-to-cost method of accounting as the basis to measure progress toward completing the contract and recognizing revenues using the percentage of completion basis. According to this method, sales and profits are recorded based on the ratio of costs incurred to estimated total costs at completion. In certain circumstances, when measuring progress toward completion, the Company considers other factors, such as achievement of performance milestones.
Sales and anticipated profit under long-term fixed-price contracts which provide for a substantial level of production effort are recorded on a percentage-of-completion basis, using the units-of-delivery as the basis to measure progress toward completing the contract and recognizing revenues. In certain circumstances, which involve long-term fixed-price production type contracts for non-homogenous units or small quantities of units, or when the achievement of performance milestones provides a more reliable and objective measure of the extent of progress toward completion, revenue is recognized based on the achievement of performance milestones.
Sales and anticipated profit under long-term fixed-price contracts that involve both development and production efforts are recorded using the cost-to-cost method and units-of-delivery method as applicable to each phase of the contract, as the basis to measure progress toward completion. In addition, when measuring progress toward completion under the development portion of the contract, in certain circumstances, the Company considers other factors, such as achievement of performance milestones.

The percentage-of-completion method of accounting requires management to estimate the cost and gross profit margin for each individual contract. Estimated gross profit or loss from long-term contracts may change due to differences between actual performance and original estimated forecasts. Such changes in estimated gross profit are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis. Anticipated losses on contracts are charged to earnings when determined to be probable.

Sales under cost-reimbursement-type contracts are recorded as costs are incurred. Applicable estimated profits are included in earnings in the proportion that incurred costs bear to total estimated costs.

Amounts representing contract change orders, claims or other items are included in sales only when they can be reliably estimated and realization is probable. Penalties and awards applicable to performance on contracts are considered in estimating sales and profit rates and are recorded when they are probable and there is sufficient information to assess anticipated contract performance.

The Company believes that the use of the percentage-of-completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, revenue is recognized when the Company expects to perform its contractual obligations, and its customers are expected to satisfy their obligations under the contract.

Management reviews periodically the estimates of progress towards completion and project costs. These estimates are determined based on engineering estimates and past experience, by personnel having the appropriate authority and expertise to make reasonable estimates of the related costs. Such engineering estimates are reviewed periodically for each specific contract by professional personnel from various disciplines within the organization. These estimates take into consideration the probability of achievement of certain milestones, as well as other factors that might impact the contract's completion and project cost.

A number of internal and external factors affect our cost estimates, including labor rates, estimated future prices of material, revised estimates of uncompleted work, efficiency variances, linkage to indices and exchange rates, customer specifications and testing requirement changes.  If any of the above factors were to change, or if different assumptions were used in estimating progress cost and measuring progress towards completion, it is possible that materially different amounts would be reported in the Company's consolidated financial statements.
In certain circumstances, sales under short-term fixed-price production type contracts or sale of products are accounted for in accordance with SAB No. 104, "Revenue Recognition in Financial Statements" ("SAB 104"), and recognized when all the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred, the seller's price to the buyer is fixed or determinable, no further obligation exists and collectability is reasonably assured.

In cases where the contract involves the delivery of products and performance of services, or other obligations such as buy-back (See Note 20(B)), the Company follows the guidelines specified in ASC 605-25, "Multiple-Element Arrangements" in order to allocate the contract consideration between the identified different elements (See Note 2(B)).

Service revenues include contracts primarily for the provision of supplies or services other than associated with design, development or production activities. It may be a stand-alone service contract or a service element, which was separated from the design, development or production contract according to the criteria established in ASC 605-25. Service contracts primarily include operation and maintenance contracts, outsourcing-type arrangements, return and repair contracts, training, installation services, etc. Revenues from services were less than 10% of consolidated revenues in each of the years ended December 31, 2009, 2010 and 2011.

As for research and development costs accounted for as contract costs refer to Note 2(V).

Warranty
U.	WARRANTY

The Company estimates the costs that may be incurred under its basic warranty. Such costs are: (1) estimated as part of the total contract's cost or (2) recorded as a liability at the time revenue for delivered products is recognized. The specific terms and conditions of those warranties vary depending upon the product sold and the country in which the Company does business. Factors that affect the Company's warranty cost include the number of delivered products, engineering estimates and anticipated rates of warranty claims. The Company periodically assesses the adequacy of its recorded warranty cost and adjusts the amount as necessary. Specific warranty reserves are recorded in the period defects or potential products failures are identified and recorded based on estimates made by management. The estimates are evaluated on a periodic basis.
 Changes in the Company's provision for warranty, which is included in other payables and accrued expenses in the Balance Sheet, are as follows:

	2011	2010
Balance, at January 1	$164,778	$126,783
Warranties issued during the year	62,771	69,213
Warranties related to acquisitions	-	19,015
Reduction due to warranties forfeited or paid during the year	(63,381)	(50,233)
Balance, at December 31	$164,168	$164,778

Research And Development Costs
V.	RESEARCH AND DEVELOPMENT COSTS

Research and development costs, net of participation grants, include costs incurred for independent research and development and bid and proposal efforts and are expensed as incurred unless the costs are related to certain contractual arrangements which are recorded as part of cost of sales, over the period that revenue is recognized, consistent with the Company's revenue recognition accounting policy. The Company does not have significant stand-alone research and development arrangements performed for others.

The Company has certain research and development contractual arrangements that meet the requirements for best efforts research and development accounting. Accordingly, the amounts funded by the customer are recognized as an offset to its research and development expenses rather than as contract revenues.

Elbit Systems and certain Israeli subsidiaries receive grants (mainly royalty-bearing) from the Israeli Chief Scientist's Office ("OCS") and from other sources for the purpose of partially funding approved research and development projects. The grants are not to be repaid, but instead Elbit Systems and certain Israeli subsidiaries are obliged to pay royalties as a percentage of future sales if and when sales from the funded projects are generated. These grants are recognized as a deduction from research and development costs at the time the applicable entity is entitled to such grants on the basis of the research and development costs incurred. Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of cost of revenues. For more information regarding OCS royalties' commitment, please see Note 20(A).

Income Taxes
W.	INCOME TAXES

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company's uncertain tax position is "more likely than not" to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

Concentration Of Credit Risks
X.	CONCENTRATION OF CREDIT RISKS

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short and long-term deposits, marketable securities and trade receivables.
The majority of the Company's cash and cash equivalents and short and long-term deposits are invested with major banks mainly in Israel and the United States. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's trade receivables are derived primarily from sales to large and stable customers and governments located mainly in Israel, the United States and Europe. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for doubtful accounts is recognized with respect to those amounts that the Company has determined to be doubtful of collection.

The Company entered into foreign exchange forward contracts, cross currency interest rate swaps and option strategies (together "derivative instruments") intended to protect against the increase in the dollar equivalent value of forecasted non-dollar currency cash flows and interest as applicable. These derivative instruments are designed to effectively hedge the Company's non-dollar currency and interest rates exposures (See Note 2(AA)).

Derivative Financial Instruments
Y.	DERIVATIVE FINANCIAL INSTRUMENTS

The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging", which requires the Company to recognize all derivatives on the balance sheet at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative will be recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized immediately in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included immediately in earnings in "Financial income (expenses), net", in each reporting period (See Note 24).

As part of its hedging strategy, the Company enters into forward exchange contracts in order to protect the Company from the risk that the eventual dollar cash flows from the sale to international customers and purchase of products from international vendors will be adversely affected by changes in exchange rates.

The Company also enters into forward exchange contracts and options strategies in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS. Such forward contracts on payroll expenses that were entered into in 2010 and thereafter are designated as cash flow hedges. For such contracts entered into prior to 2010, the Company elected not to follow the designation and documentation processes required to qualify for the hedge accounting method, and any gain or loss derived from such instruments is recognized immediately as "Financial income (expenses), net."

In connection with the issuance of the NIS 1.1 billion Series A Notes on the Tel Aviv Stock Exchange in 2010 (See Note 16), the Company entered into a ten-year cross-currency interest rate swap transaction with a notional principal of the NIS 1.1 billion to effectively hedge the effect of interest and exchange rate difference from NIS Series A Notes. The cross currency interest rate swap effectively converts the fixed interest rate of the debt to a floating interest rate. The terms of the swap agreement substantially match the terms of the debt. Under the terms of the swap agreement, the Company received interest payments semi-annually in NIS at an annual rate of 4.84% on the notional principal and pays interest semi-annually in U.S. Dollars at an annual weighted rate of 1.65% over the six-month LIBOR on the notional principal. The swap agreements are designated as a fair value hedge.  The gains and losses related to changes in the fair value of the interest rate swaps are included in interest expense and substantially offset changes in the fair value of the hedged portion of the underlying hedged Series A Notes.

Stock-Based Compensation

Z.	STOCK-BASED COMPENSATION

The Company accounts for share-based arrangements under ASC 718, "Compensation – Stock Compensation", which requires all share-based payments, including grants of employee stock options, to be recognized in the income statement based on their fair values.

The fair value of employee stock options is estimated at the grant date using a lattice-based option valuation model with the following weighted average assumptions:

	2011	2010	2009
Divided yield	2.23%	2.20%	2.31%
Expected volatility	31.59%	31.92%	39.37%
Risk-free interest rate	2.01%	1.56%	2.43%
Expected life	4 years	4 years	4 years
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75

Because lattice-based option valuation models incorporate ranges of assumptions for inputs, the average of those ranges are disclosed. Expected volatilities are based on implied volatilities from traded options on Elbit Systems' stock, historical volatility of the stock and other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The average of the range, given above, results from certain groups of employees exhibiting different behavior. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the contractual life of the option. The dividend yield assumption is based on historical dividends.

Fair Value Of Financial Instruments
AA.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, short-term bank credit and loans and trade payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of long-term loans is estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. The carrying amount of the long-term loans approximates their fair value.
As of December 31, 2011, the fair value of the Series A Notes based on quoted market price of the Tel-Aviv Stock Exchange was approximately $264,931.

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.
The three levels of inputs that may be used to measure fair value are as follows:
Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;
Level 2 - Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and
Level 3 - Unobservable inputs which are supported by little or no market activity.

The Company's cross-currency interest rate swaps are valued under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying, and counterparty non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instruments, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.
The Company measures its marketable equity securities, debt securities and foreign currency derivative instruments at fair value. Marketable equity securities and government debt securities are classified within Level 1. The Company's foreign currency derivative instruments are classified within Level 2 when the valuation inputs are based on quoted prices and market observable data of similar instruments and in Level 3 when valuation inputs are based on significant unobservable data.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2010 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Debt securities:
Government bonds	$824	$-	$-
ARS and CDOs	-	-	7,179
Foreign currency derivatives and option contracts	-	19,100	-
Cross currency interest rate swap	-	20,377	-
Liabilities
Foreign currency derivative and option contracts	-	(8,219)	(51)
Total	$824	$31,258	$7,128

	Fair value measurement at December 31, 2011 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Debt securities:
Government bonds	$2,271	$-	$-
Foreign currency derivative and option contracts	-	14,755	-
Cross currency interest rate swap	-	8,877	-
Liabilities
Foreign currency derivative and option contracts	-	(25,954)	-
Total	$2,271	$(2,322)	$-
The following table present our assets measured at fair value on recurring basis using significant unobservable inputs (level 3) at December 31, 2011:

(Level 3)
Balance at December 31, 2010	$7,128
Net change in fair value included in other comprehensive income	(3,663)
Other-then-temporary impairment recognized in earnings	(3,465)
Balance at December 31, 2011	$-

Basic And Diluted Net Earnings Per Share
AB.	BASIC AND DILUTED NET EARNINGS PER SHARE

Basic earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year. Diluted earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year, plus dilutive potential ordinary shares considered outstanding during the year. Outstanding stock options are excluded from the calculation of the diluted earnings per ordinary share when their effect is anti-dilutive.

The weighted average number of shares related to outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share was 76,815, 23,041 and 22,599 for the years 2011, 2010 and 2009, respectively.

Treasury Shares
AC.	TREASURY SHARES
Elbit Systems' shares held by Elbit Systems and its subsidiaries are presented at cost and deducted from shareholders' equity.
Reclassifications
AE.	RECLASSIFICATIONS
Certain financial statement data for prior years has been reclassified to conform to current year financial statement presentation.

General (Tables)	12 Months Ended
Dec. 31, 2011
M7 Aerospace [Member]
Business Acquisition [Line Items]
Fair Value Of Assets And Liabilities Assumed For Purchase Price Allocation

	Fair Value	Expected useful lives
Working capital	$30,959
Long-term assets and investments	17
Property, plant and equipment	2,654
Long-term liabilities	(1,925)
Technology	13,800	15 years
Customer relationships and backlog	7,100	5 years
Brand name	1,900	2 years
Goodwill	29,911
	$84,416

Soltam And Saymar [Member]
Business Acquisition [Line Items]
Fair Value Of Assets And Liabilities Assumed For Purchase Price Allocation

	Fair value	Expected useful lives
Working capital, net	$(59,650)
Long-term assets and investments	8,166
Property, plant and equipment	50,750
Long-term liabilities	(44,948)
Technology	17,300	10 years
IPR&D	8,900	10 years
Customer relationships and backlog	11,400	5-10 years
Trade name	3,100	8 years
Licenses	1,020	7 years
Non-competition	700	4 years
Non-controlling interest	(4,592)
Deferred taxes	(5,866)
Goodwill	94,292
	$80,572

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Schedule Of Estimated Useful Life Of Assets
%
Buildings and leasehold improvements (*)	2-20
Instruments, machinery and equipment	3-33
Office furniture and other	4-33
Motor vehicles	12-33	(Mainly 15%)

(*)	Prepayments for operating lease and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

Schedule Of Warranty Liability

	2011	2010
Balance, at January 1	$164,778	$126,783
Warranties issued during the year	62,771	69,213
Warranties related to acquisitions	-	19,015
Reduction due to warranties forfeited or paid during the year	(63,381)	(50,233)
Balance, at December 31	$164,168	$164,778

Schedule Of Employee Stock Options On Estimated Weighted Average Assumptions

	2011	2010	2009
Divided yield	2.23%	2.20%	2.31%
Expected volatility	31.59%	31.92%	39.37%
Risk-free interest rate	2.01%	1.56%	2.43%
Expected life	4 years	4 years	4 years
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis

	Fair value measurement at December 31, 2010 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Debt securities:
Government bonds	$824	$-	$-
ARS and CDOs	-	-	7,179
Foreign currency derivatives and option contracts	-	19,100	-
Cross currency interest rate swap	-	20,377	-
Liabilities
Foreign currency derivative and option contracts	-	(8,219)	(51)
Total	$824	$31,258	$7,128

	Fair value measurement at December 31, 2011 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Debt securities:
Government bonds	$2,271	$-	$-
Foreign currency derivative and option contracts	-	14,755	-
Cross currency interest rate swap	-	8,877	-
Liabilities
Foreign currency derivative and option contracts	-	(25,954)	-
Total	$2,271	$(2,322)	$-

Schedule Of Assets Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs (Level 3)

(Level 3)
Balance at December 31, 2010	$7,128
Net change in fair value included in other comprehensive income	(3,663)
Other-then-temporary impairment recognized in earnings	(3,465)
Balance at December 31, 2011	$-

Trade And Unbilled Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2011
Trade And Unbilled Receivables, Net [Abstract]
Schedule Of Trade And Unbilled Receivables, Net

	December 31,
	2011	2010
Receivables (1)	$456,479	$505,441
Unbilled receivables	219,906	208,138
Less – allowance for doubtful accounts	(6,861)	(11,215)
	$669,524	$702,364

(1)Includes affiliated companies	$20,030	$19,308

Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Schedule Of Other Receivables And Prepaid Expenses

	December 31,
	2011	2010
Deferred income taxes, net	$35,263	$29,263
Prepaid expenses	37,504	36,564
Government institutions	72,266	40,154
Derivative instruments	20,520	28,571
Held for sale investment (*)	1,748	14,727
Other	12,723	16,845
	$180,024	$166,124

(*)	See Note 1(G).

Inventories, Net Of Customer Advances (Tables)	12 Months Ended
Dec. 31, 2011
Inventories, Net Of Customer Advances [Abstract]
Schedule Of Inventories

	December 31,
	2011	2010
Cost incurred on long-term contracts in progress	$866,325	$763,791
Raw materials	110,528	82,236
Advances to suppliers and subcontractors	47,168	50,839
	1,024,021	896,866
Less -
Cost incurred on contracts in progress deducted from customer advances	38,048	55,957
Advances received from customers (*)	150,195	101,231
Provision for losses on long-term contracts	74,509	74,408
	$761,269	$665,270

(*) The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).

Investments In Affiliated Companies, Partnership And Other Companies (Tables)	12 Months Ended
Dec. 31, 2011
Investments In Affiliated Companies, Partnership And Other Companies [Abstract]
Investments In Affiliated Companies

	December 31,
	2011	2010
Companies accounted for under the equity method	$105,914	$86,069
Companies accounted for on a cost basis	4,245	3,745
	$110,159	$89,814

Investments In Companies Accounted For Under The Equity Method

	December 31,
	2011	2010
SCD (1)	$63,854	$58,815
VSI (2)	8,154	4,181
Opgal (3)	14,626	13,000
Netcity (4)	10,418	2,697
Other	8,862	7,376
	$105,914	$86,069

(1)
Semi Conductor Devices ("SCD") is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. ("Rafael"). SCD is engaged in the development and production of various thermal detectors and laser diodes. SCD is jointly controlled and therefore is not consolidated in the Company's financial statements.

(2)
Vision Systems International LLC ("VSI") based in San Jose, is a California limited liability company that is held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. VSI operates in the area of helmet mounted display systems for fixed-wing military aircraft. VSI is jointly controlled and therefore is not consolidated in the Company's financial statements.

(3)
Opgal Optronics Industries Ltd. ("Opgal") is an Israeli company owned 50.1% by the Company and 49.9% by a subsidiary of Rafael. Opgal focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Opgal with Rafael, and therefore Opgal is not consolidated in the Company's financial statements.

(4)
Netcity is a Romanian company held 40% by the Company. During 2011, the Company invested in Netcity approximately $8,100, in addition to $2,700 that were invested in 2010. Netcity is a constructor of fiber-telecommunication networks in Romania.

Schedule Of Equity In Net Earnings Of Affiliated Companies

	Year ended December 31,
	2011	2010	2009
SCD	$5,807	$11,470	$12,603
VSI	8,454	6,265	4,942
Other	1,116	1,061	1,747
	$15,377	$18,796	$19,292

Balance Sheet Information

	December 31,
	2011	2010
Current assets	$272,274	$278,141
Non-current assets	67,151	69,507
Total assets	$339,425	$347,648

Current liabilities	$158,548	$186,555
Non-current liabilities	24,809	34,688
Shareholders' equity	156,068	126,405
	$339,425	$347,648

Income Statement Information

	Year ended December 31,
	2011	2010	2009
Revenues	$402,438	$476,286	$361,283
Gross profit	$117,222	$137,228	$110,699
Net income	$38,131	$36,728	$31,489

Long-Term Trade And Unbilled Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Trade And Unbilled Receivables [Abstract]
Schedule Of Long-Term Trade And Unbilled Receivables

	December 31,
	2011	2010
Receivables	$5,303	$16,211
Unbilled receivables	157,459	74,132
	$162,762	$90,343

Long-Term Bank Deposits And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Bank Deposits And Other Receivables [Abstract]
Schedule Of Long-Term Bank Deposits And Other Receivables

	December 31,
	2011	2010
Restricted deposits with banks (1)	$2,271	$25,032
Hedging receivables related to Series A Notes (See Note 16)	3,112	10,907
Deposit with banks and other long-term receivables (2)	6,832	8,462
	$12,215	$44,401

(1)	Restricted deposits in respect of an issued bank guarantee.
(2)	Includes long-term balances of non-qualified deferred compensation plan structured under Section 409A in the amount of $5,427 and $5,604 as of December 31, 2011 and 2010, respectively (See Note 17).

Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment, Net

	December 31,
	2011	2010
Cost (1):
Land, buildings and leasehold improvements (2)	$361,246	$351,748
Instruments, machinery and equipment (3)	629,290	583,535
Office furniture and other	76,939	72,995
Motor vehicles and airplanes	131,106	104,551
	1,198,581	1,112,829
Accumulated depreciation	(680,973)	(608,978)
Depreciated cost	$517,608	$503,851

Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $93,666, $84,412 and $82,497, respectively.

(1)	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $29,367 and $29,084 as of December 31, 2011 and 2010, respectively.

(2) Set forth below is additional information regarding the real estate owned or leased by the Company (in square feet):

	Israel (a)	U.S. (b)	Other Countries (c)
Owned	2,193,000	713,000	1,063,000
Leased	2,024,000	618,000	300,000

(a)
Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems' Israeli subsidiaries.

(b)
Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of Elbit Systems of America primarily in Texas, New Hampshire, Florida, Alabama and Virginia.

(c)	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.

(3)	Includes equipment produced by the Company for its own use in the aggregate amount of $173,649 and $167,248 as of December 31, 2011 and 2010, respectively.

Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets

	Weighted average
	useful lives	December 31,
Identifiable intangible assets		2011	2010
Original cost:
Technology (1)	12	$254,668	$248,868
Customer relations (2)	6	201,346	200,336
Trade marks and other (3)	14	64,872	64,442
		520,886	513,646
Accumulated amortization:
Technology		120,988	98,814
Customer relations		115,284	86,166
Trademarks and other		20,868	15,073
		257,140	200,053
Amortized cost		$263,746	$313,593

(1)
The technology acquired consists of the following major items:
During 2011, the Company invested $3,800 in technology related to cyber security and warfare, following the acquisition of C4 (see Note 1(D)(4)). During 2010, the Company invested $13,800 in aerospace technology related to the M7 acquisition (See Note 1(E)(4)) and $28,200 in armored vehicles electro-optics technologies related to the acquisition of Soltam, ITL and Saymar (See Note 1(E)(2)). During 2009, the Company invested $7,400 in technology related to simulation and debriefing systems and $8,200 in technology for broadband communications (See Note 1(F)). An amount of $70,300 was allocated to technology related to communication equipment and C4ISR, in connection with the acquisition of Tadiran's shares in 2005 - 2007.

(2)	Includes mainly customer relations resulting from the acquisition of Tadiran ($137,300) and FTL ($9,000) in 2007.
(3)
Includes trademarks in the amount of $8,000 acquired in the merger with Elop in 2000, and an amount of $33,200 that was allocated to trademarks resulting mainly from the acquisition of Tadiran in 2005 – 2007.

Estimated Aggregate Amortization Expense
2012	$49,620
2013	46,117
2014	43,688
2015	37,099
2016	28,043
2017 and after	59,181

Schedule Of Goodwill

2011
Balance, at January 1, (1)	$486,046
Adjustment in respect of previous acquisitions (2)	994
Net translation differences (3)	(725)

Goodwill acquired during the year:
Elite	5,384
C4 Security	7,627
Balance, at December 31,	$499,326

(1)	Including an adjustment of approximately $3000 related to a 2010 acquisition.
(2)	In 2011, the Company adjusted provisions related to an acquisition made during 2010.
(3)	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.

Short-Term Bank Credit And Loans (Tables)	12 Months Ended
Dec. 31, 2011
Short-Term Bank Credit And Loans [Abstract]
Schedule Of Short-Term Bank Credit And Loans

		December 31,
	Interest %	2011	2010
Short-term loans	2.5-7.45%	$158	$10,537
Short-term bank credit	0-6.23%	2,840	4,578
		$2,998	$15,115
Weighted average interest rate	2.40%

Other Payables And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Other Payables And Accrued Expenses [Abstract]
Other Payables And Accrued Expenses

	December 31,
	2011	2010
Payroll and related expenses	$143,805	$141,965
Provision for vacation pay	43,401	44,876
Provision for income tax, net of advances	26,858	12,292
Other income tax liabilities	36,707	28,095
Value added tax ("VAT") payable	15,202	7,295
Provisions for royalties	31,549	32,217
Provision for warranty	164,168	164,778
Derivative instruments	25,954	8,366
Provision for losses on long-term contracts(1)	109,171	61,663
Other (2)	147,051	146,574
	$743,866	$648,121

(1)	Includes a provision of $43,900 related to the cessation of a program with a foreign customer (See Note 1(C)).

(2)
Other, primarily includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.

Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Tables)	12 Months Ended
Dec. 31, 2011
Customer Advances In Excess Of Costs Incurred On Contracts In Progress [Abstract]
Schedule Of Customer Advances

	December 31,
	2011	2010
Advances received	$750,161	$637,070
Less -
Advances presented under long-term liabilities	154,696	177,191
Advances deducted from inventories	150,195	101,231
	445,270	358,648
Less -
Costs incurred on contracts in progress (See Note 5)	38,048	55,957
	$407,222	$302,691

Long-Term Loans, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Loans, Net Of Current Maturities [Abstract]
Summary Of Long- Term Loans, Net Of Current Maturities

			Years of	December 31,
	Currency	Interest %	maturity	2011	2010
Long-term bank loans(*)	U.S. dollars	Libor + 1.25-3.20%	mainly 2-3	$369,564	$276,702
	Other	Libor + 1.65-4%	mainly 1-3	30,144	20,694
Other long-term loans	NIS	Prime + 1.5%	3	-	2,873
	Other	Libor + 1.7-4%	mainly 1-3	562	1,289
				400,270	301,558
Less: current maturities				98,015	9,519
				$302,255	$292,039

(*) For covenants see Note 20(F).

Summary Of Maturities Of Long-Term Loans
2012 – current maturities	$98,015
2013	199,561
2014	92,871
2015	9,481
2016	229
2017 and after	113
$400,270

Series A Notes, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2011
Series A Notes, Net Of Current Maturities [Abstract]
Schedule Of Series A Notes, Net Of Current Maturities

December 31, 2011
Series A Notes	$259,094
Less – Current maturities	(29,612)
Carrying amount adjustments on Series A Notes(*)	7,412
Discount on Series A Notes	(1,575)
$235,319

(*) As a result of fair value hedge accounting, described below, and in Notes 2(Y) and 2(AA). The carrying value of the Series A Notes is adjusted for changes in the interest rates.

Schedule Of Future Principal Payments For The Series A Notes

December 31, 2011
2012 (current maturities)	$29,612
2013	29,612
2014	29,612
2015	29,612
2016	29,612
2017 and after	111,034

Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized

	December 31,
Changes in benefit obligation:	2011	2010
Benefit obligation at beginning of year	$119,983	$103,134
Service cost	8,058	7,031
Interest cost	6,362	5,858
Exchange rate differences	(508)	(1,023)
Actuarial losses	21,459	7,374
Benefits paid	(2,257)	(2,391)
Benefit obligation at end of year	$153,097	$119,983
Changes in the Plans 'Assets:
Fair value of Plans' assets at beginning of year	69,493	62,790
Actual return on Plans' assets (net of expenses)	(785)	6,326
Employer contribution	15,266	2,679
Benefits paid	(2,194)	(2,302)
Fair value of Plans' assets at end of year	$81,780	$69,493
Accrued benefit cost, end of year:
Funded status	(71,317)	(50,490)
Unrecognized net actuarial loss	60,650	34,972
Unrecognized prior service cost	584	680
	$(10,083)	$(14,838)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(85)	(39)
Accrued benefit liability, non-current	(71,232)	(50,451)
Accumulated other comprehensive income, pre-tax	61,234	35,652
Net amount recognized	$(10,083)	$(14,838)

Components Of Net Periodic Pension Cost

	Year ended December 31,
	2011	2010	2009
Components of the Plans' net periodic pension cost:
Service cost	$8,205	$7,031	$6,694
Interest cost	6,361	5,858	5,427
Expected return on Plans' assets	(5,512)	(4,914)	(3,915)
Amortization of prior service cost	104	95	97
Amortization of transition amount	(147)	(130)	(120)
Amortization of net actuarial loss	1,988	1,769	2,282
Total net periodic benefit cost	$10,999	$9,709	$10,465
Additional information
Accumulated benefit obligation	$144,682	$112,643	$95,877

Schedule Of Assumptions Used

	December 31,
Weighted average assumptions:	2011	2010
Discount rate as of December 31	4.4%	5.4%
Expected long-term rate of return on Plans' assets	7.3%	7.3%
Rate of compensation increase	2.4%	2.7%

Asset Allocation By Category

	2011	2010
Asset Category
Equity Securities	56.8%	58.1%
Debt Securities	36.1%	33.6%
Other	7.1%	8.3%
Total	100.0%	100.0%

Target Asset Allocation For The Plan

	2011	2010
Asset Category
Equity Securities	56.0%	60.0%
Debt Securities	41.2%	37.0%
Other	2.8%	3.0%
Total	100.0%	100.0%

Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized

	December 31	December 31
	2011	2010
Change in Benefit Obligation:
Benefit obligation at beginning of period	$2,914	$2,419
Service cost	252	208
Interest cost	152	138
Actuarial (gain) loss	(63)	216
Employee contribution	19	21
Benefits paid	(129)	(88)
Benefit obligation at end of period	$3,145	$2,914

Change in Plan Assets:
Fair value of plan assets at beginning of period	$-	$-
Employer contribution	110	67
Employee contribution	19	21
Benefits paid	(129)	(88)
Fair value of plan assets at end of period	$-	$-
	Year ended December 31,
	2011	2010
Accrued benefit cost, end of period:
Funded status	$(3,145)	$(2,914)
Unrecognized net actuarial loss	455	540
Unrecognized prior service cost	-	74
Accrued benefit cost, end of period	$(2,690)	$(2,300)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(111)	$(122)
Accrued benefit liability, non-current	(3,034)	(2,792)
Accumulated other comprehensive loss, pretax	455	614
Net amount recognized	$(2,690)	$(2,300)

Schedule Of Assumptions Used

Assumptions as of end of period:
Discount rate	3.78%	5.32%
Health care cost trend rate assumed for next year	8.50%	8.00%
Ultimate health care cost trend rate	5.00%	5.00%

Effect Of A 1% Change In The Health Care Cost Trend Rate

	1% increase	1% decrease
Net periodic benefit cost	$48	$(42)
Benefit obligation	$281	$(250)

Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Schedule Of Income Before Taxes On Income

	Year ended December 31,
	2011	2010	2009
Income before taxes on income:
Domestic	$95,226	$160,749	$186,444
Foreign	8,778	38,612	60,886
	$104,004	$199,361	$247,330

Schedule Of Taxes On Income

	Year ended December 31,
	2011	2010	2009
Taxes on income:
Current taxes:
Domestic	$13,896	$26,842	$30,006
Foreign	1,328	16,616	15,350
	15,224	43,458	45,356
Adjustment for previous years:
Domestic	2,009	(3,889)	(6,491)
Foreign	(2,308)	1,885	91
	(299)	(2,004)	(6,400)
Deferred income taxes:
Domestic	(2,861)	(10,303)	(3,763)
Foreign	1,560	(7,114)	2,916
	(1,301)	(17,417)	(847)
	$13,624	$24,037	$38,109

Schedule Of Uncertain Tax Positions

	2011	2010
Balance at the beginning of the year	$48,791	$33,348
Additions related to interest	405	1,801
Additions based on tax positions taken during a prior period	5,336	6,022
Reduction related to tax positions taken during a prior period	(3,746)	(4,252)
Reductions related to settlement of tax matters	(4,684)	(1,508)
Additions based on tax positions taken during the current period	8,305	6,862
Reduction related to a lapse of applicable statute of limitation	(1,224)	-
Additions related to acquisitions	-	6,518
Balance at the end of the year	$53,183	$48,791

Schedule Of Deferred Income Taxes

		Deferred (1) Tax Asset (Liability)
	Total	Current	Non-current
As of December 31, 2011
Deferred tax assets:
Reserves and allowances	$20,650	$15,939	$4,711
Inventory allowances	6,328	6,328	-
Property, plant and equipment	2,421	1,087	1,334
Other assets	22,415	10,242	12,173
Net operating loss carry forwards	20,881	1,667	19,214
	72,695	35,263	37,432
Valuation allowance	(1,302)	-	(1,302)
Net deferred tax assets	71,393	35,263	36,130

Deferred tax liabilities:
Intangible assets	(40,386)	-	(40,386)
Property, plant and equipment	(16,024)	-	(16,024)
Reserves and allowances	24,419	-	24,419
	(31,991)	-	(31,991)
Net deferred tax assets	$39,402	$35,263	$4,139

As of December 31, 2010
Deferred tax assets:
Reserves and allowances	$26,992	$19,776	$7,216
Inventory allowances	4,251	4,251	-
Property, plant and equipment	4,858	1,187	3,671
Other	4,530	2,116	2,414
Net operating loss carry forwards	18,684	2,093	16,591
	59,315	29,423	29,892
Valuation allowance	(160)	(160)	-
Net deferred tax assets	59,155	29,263	29,892

Deferred tax liabilities:
Intangible assets	(48,610)	-	(48,610)
Property, plant and equipment	(12,463)	-	(12,463)
Reserves and allowances	25,833	-	25,833
	(35,240)	-	(35,240)
Net deferred tax assets (liabilities)	$23,915	$29,263	$(5,348)

(1) The current deferred tax asset is included in other receivables and prepaid expenses.
(2) The non-current deferred tax asset is included in deferred income taxes, net.
(3) The non-current deferred tax liability is included in deferred income and tax liabilities, net.

Schedule Of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2011	2010	2009
Income before taxes as reported in the consolidated statements of income	$104,004	$199,361	$247,330
Statutory tax rate	24%	25%	26%
Theoretical tax expense	$24,961	$49,840	$64,306
Tax benefit arising from reduced rate as an "Approved and Privileged Enterprise" and other tax benefits (*)	(11,451)	(20,528)	(31,712)
Tax adjustment in respect of different tax rates for foreign subsidiaries	2,721	5,382	5,663
Changes in carry-forward losses and valuation allowance	(125)	(8,066)	(1,506)
Increase in taxes resulting from non-deductible expenses	1,105	3,020	3,133
Difference in basis of measurement for financial reporting and tax return purposes	(2,375)	(3,370)	4,124
Taxes in respect of prior years (**)	(274)	(2,003)	(6,400)
Other differences, net	(938)	(238)	501
Actual tax expenses	$13,624	$24,037	$38,109
Effective tax rate	13.10%	12.06%	15.4%
(*) Net earnings per share – amounts of the benefit resulting from the Approved and Privileged Enterprises
Basic	$0.27	$0.48	$0.75
Diluted	$0.27	$0.47	$0.74

(**) Taxes in respect of prior years:

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Derivatives designated as hedging instruments
Foreign exchange contracts	$9,908	$16,897	$23,914	$5,509
Cross-currency interest rate swaps	8,877	20,377	-	-
	18,785	37,274	23,914	5,509
Derivatives not designated as hedging instruments
Foreign exchange contracts	4,847	2,044	1,363	2,710
Options exchange contracts	-	159	677	51
	$4,847	$2,203	$2,040	$2,761

(*)	Presented as part of other assets.
(**)	Presented as part of other payables.

Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Gain on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Ineffective Portion of Gain of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income (**)
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Derivatives designated as hedging instruments
Foreign exchange contracts	$(13,914)	$20,002	$7,438	$-	$585	$-
Other	-	-	-	10,115	-	2,034
	$(13,914)	$20,002	$7,438	$10,115	$585	$2,034
Derivatives not designated as hedging instruments
Foreign exchange Contracts	$-	$-	$-	$-	$461	$751

(*)	Presented as part of revenues/cost of sales
(**)	Presented as part of financial expenses

Notional Amounts Of Outstanding Foreign Exchange Forward Contracts

	Forward contracts
	Buy		Sell
	December 31,		December 31,
	2011	2010	2011	2010
Euro	$57,022	$16,076	$154,251	$240,830
GBP	30,868	20,475	45,095	85,980
NIS	654,105	114,284	-	-
Other	14,073	30,412	34,120	54,572
	$756,068	$181,247	$233,466	$381,382

Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Future Minimum Lease Commitments
2012	$36,521
2013	25,310
2014	19,496
2015	12,564
2016	7,480
2017 and thereafter	14,913
$116,284

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Summary Of Share Option Activity Under The Stock Option Plan

	2011		2010		2009
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding – beginning of the year	1,635,305	$35.96	1,858,250	$35.24	2,454,851	$33.96
Granted	63,300	50.74	28,000	52.23	58,500	50.33
Exercised	(226,965)	32.41	(223,020)	32.53	(619,451)	31.62
Forfeited	(20,750)	42.33	(27,925)	31.91	(35,650)	34.53
Outstanding – end of the year	1,450,890	$37.07	1,635,305	$35.96	1,858,250	$35.24
Options exercisable at the end of the year	1,292,806	$35.17	963,289	$34.70	586,626	$32.55

Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
$ 33.10 - $63.85	1,450,890	$1.27	$37.07	1,292,806	$35.17

Compensation Expenses Before Tax

	Year ended December 31,
	2011	2010	2009
Cost of revenues	$924	$2,353	$2,397
R&D and marketing expenses	458	954	1,048
General and administration expenses	614	1,904	1,689
	$1,996	$5,211	$5,134

Weighted Average Exercise Price And Fair Value Of Options Granted

	Less than market price
	Year ended December 31,
	2011	2010	2009
Weighted average exercise price per share	$50.74	$52.23	$50.33
Weighted average fair value per share on grant date	$12.12	$11.99	$16.61

Computation Of Basic And Diluted Net Earnings Per Share

	Year ended December 31, 2011			Year ended December 31, 2010			Year ended December 31, 2009
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$90,288	42,764	$2.11	$183,498	42,645	$4.30	$214,947	42,305	$5.08

Effect of dilutive securities:
Employee stock options	-	367		-	572		-	678
Diluted net earnings	$90,288	43,131	$2.09	$183,498	43,217	$4.25	$214,947	42,983	$5.00

(*) In thousands

Summary Of Stock Appreciation Rights Activity

	Year ended December 31, 2011
	Number of options	Weighted average Exercise price per share
Outstanding – beginning of the year	30,000	$58.64
Granted	-	-
Outstanding – end of the year	30,000	$58.64
Rights vested at the end of the year	20,250	$59.36

Major Customer And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2011
Major Customer And Geographic Information [Abstract]
Schedule Of Revenues By Geographic Areas

	Year ended December 31,
	2011	2010	2009
Europe	$545,509	$541,749	$728,232
U.S.	890,352	843,985	813,460
Israel	697,771	650,956	627,251
Other (*)	683,833	633,443	663,494
	$2,817,465	$2,670,133	$2,832,437

 (*) Mainly Asia and South America

Schedule Of Revenues By Areas Of Operations

	Year ended December 31,
	2011	2010	2009
Airborne systems	$969,446	$791,111	$693,229
Land vehicles systems	405,294	363,245	449,712
C4ISR systems	996,382	1,019,068	1,168,848
Electro-optic systems	300,158	368,808	406,396
Other (*)	146,185	127,901	114,252
	$2,817,465	$2,670,133	$2,832,437

(*) Mainly non-defense engineering and production services.

Schedule Of Major Customer Data

	Year ended December 31,
	2011	2010	2009
Israeli Ministry Of Defense	23%	23%	21%
U.S. Government	8%	7%	6%

Schedule Of Long Lived Assets By Geographic Areas

	Year ended December 31,
	2011	2010	2009
Israel	$875,935	$985,953	$753,477
U.S.	208,640	225,217	185,134
Other	196,105	89,345	69,400
	$1,280,680	$1,300,515	$1,008,011

Research And Development Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2011
Research And Development Expenses, Net [Abstract]
Research And Development Expenses, Net

	Year ended December 31,
	2011	2010	2009
Total expenses	$288,668	$268,578	$245,812
Less – grants and participations	(47,576)	(34,447)	(29,060)
	$241,092	$234,131	$216,752

Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2011
Financial Expenses, Net [Abstract]
Schedule Of Financial Expenses, Net

	Year ended December 31,
	2011	2010	2009
Expenses:
Interest on long-term bank debt	$(7,214)	$(6,968)	$(8,723)
Interest on Series A Notes	(5,753)	(4,395)	-
Interest on short-term bank credit and loans	(3,802)	(1,699)	(1,445)
Gain (loss) on marketable securities	(2,464)	-	1,292
Gain (loss) from exchange rate differences and capitalization	7,565	(9,094)	(699)
Other	(10,839)	(4,330)	(12,260)
	$(22,507)	(26,486)	(21,835)
Income:
Interest on cash, cash equivalents and bank deposits	2,579	3,224	3,020
Other	6,359	2,011	3,230
	8,938	5,235	6,250
	$(13,569)	$(21,251)	$(15,585)

Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Income, Net [Abstract]
Schedule Of Other Income, Net

	Year ended December 31,
	2011	2010	2009
Gain from sale of Mediguide shares (*)	$-	$12,809	$1,105
Other	1,909	450	(647)
	$1,909	$13,259	$458

(*)	Gain from the sale of Mediguide Inc. shares to St. Jude Medical in 2008, recognized during 2008, 2009 and 2010.

Related Parties Transactions And Balances (Tables)	12 Months Ended
Dec. 31, 2011
Related Parties Transactions And Balances [Abstract]
Schedule Of Related Parties Transactions And Balances

Transactions:	Year ended December 31,
	2011	2010	2009
Income -
Sales to affiliated companies (*)	$20,256	$33,124	$39,929
Participation in expenses	$3,923	$3,955	$4,217

Cost and expenses -
Supplies from affiliated companies (**)	$44,840	$57,339	$64,058

Balances:	December 31,
	2011	2010
Trade receivables and other receivables (*)	$21,696	$20,970
Trade payables (**)	$17,767	$30,955

The purchases from related parties are made at arm's length. The sales to the Company's related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by VSI.
(**)	Includes electro-optics components and sensors, purchased by the Company from SCD, and electro-optics products, purchased by the Company, from Opgal.

General (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended					9 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended	3 Months Ended			0 Months Ended		0 Months Ended		0 Months Ended	3 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Federmann Group [Member]	Dec. 15, 2010 ESA [Member]	Sep. 30, 2011 Embraer Defesa [Member]	Sep. 30, 2011 AEL Sistemas S.A. [Member]	Dec. 31, 2011 Netcity [Member]	Dec. 31, 2010 Netcity [Member]	Feb. 24, 2009 ESLC [Member]	Mar. 30, 2011 Elisra [Member]	Apr. 07, 2009 Kinetics [Member]	Sep. 30, 2011 FV [Member]	Dec. 31, 2011 FV [Member]	Dec. 31, 2010 FV [Member]	Jun. 15, 2009 Mikal [Member]	Oct. 14, 2010 Mikal [Member]	Feb. 09, 2011 ITL [Member]	Oct. 14, 2010 ITL [Member]	Mar. 31, 2011 Elite [Member]	Jun. 30, 2011 C4 [Member]	Nov. 30, 2008 Azimuth [Member]	Dec. 01, 2010 Ares And Periscopio [Member]	Nov. 19, 2009 BVR [Member]	Oct. 14, 2010 Soltam And Saymar [Member]	Nov. 30, 2011 UAS Dynamics LLC [Member] ESA [Member]
Business Acquisition [Line Items]
Ownership percentage	50.00%	50.00%			45.75%		51.00%																				50.00%
Ownership percentage, common stock															$ 55.5					$ 87.85						$ 100
Ownership percentage in subsidiaries							25.00%	49.00%	40.00%			30.00%						19.00%
Acquisition date												March 30, 2011					June 15, 2009		February 9, 2011		April 1, 2011	June 30, 2011	November 2008	December 1, 2010	November 19, 2009
Amount of export authorization to supply systems to foreign customers	90,000,000
Operating expenses	72,800,000	616,350,000	590,517,000	587,026,000
Operating expenses, net of taxes	62,000,000
Additions to equity method investments									8,100,000	2,700,000
Business acquisition purchase price						85,000					16,000,000										8,200,000	10,900,000	50,000,000	38,000,000	35,000,000	80,500,000
Acquisition-date fair value, equity												67,500,000							5,900,000
Acquisition-date equity percentage																							81.00%
Subsidiary investment							3,400,000
Business acquisition purchase price, per share																			$ 3.4
Business acquisition percentage	20.00%	20.00%																	87.85%				19.00%
Purchase price contingent consideration																						6,900,000				10,200,000
Cash paid for acquisition													110,250,000										41,500,000
Equity interest in acquiree, fair value																							8,500,000
Business combination remeasurement gain																							4,756,000
Acquisition gain included in other income, net																							1,600,000
Business acquisition description													On April 7, 2009, the Company completed the purchase of the additional shares of its previously 51%-owned subsidiary Kinetics Ltd. ("Kinetics"). Elbit Systems purchased the remaining 49% of the shares from Kinetics' non-controlling shareholdersfor a purchase price of $110,250. As this was an equity transaction between the parent and Kinetics' non-controlling shareholders, the Company reduced its shareholders' equity for the excess costs over book value related to minority interest in Kinetics (which amounted to approximately $43,000), as required in accordance with ASC 810, "Consolidation".
Loan provided to subsidiary																	18,000,000
Impairment loss		15,977,000	1,284,000	3,017,000										16,000,000
Impairment loss related to non-controlling interest														6,500,000
Net impairment loss														9,500,000
Net assets															1,748,000	14,727,000
Reduction in shareholders' equity due to excess of costs over book value of minority interest													$ 43,000,000

General (Fair Value Of Assets And Liabilities Assumed For Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 15, 2011 M7 Aerospace [Member]	Dec. 15, 2011 M7 Aerospace [Member] Technology [Member] Y	Dec. 15, 2011 M7 Aerospace [Member] Customer Relationships And Backlog [Member] Y	Dec. 15, 2011 M7 Aerospace [Member] Brand Name [Member] Y	Oct. 14, 2010 ITL [Member] Technology [Member] Y	Oct. 14, 2010 ITL [Member] IPR&D [Member] Y	Oct. 14, 2010 ITL [Member] Customer Relationships And Backlog [Member] Y	Oct. 14, 2010 ITL [Member] Trade Name [Member] Y	Oct. 14, 2010 ITL [Member] Licenses [Member] Y	Oct. 14, 2010 ITL [Member] Non-Competition [Member] Y	Oct. 14, 2010 Soltam And Saymar [Member]	Oct. 14, 2010 Soltam And Saymar [Member] Technology [Member]	Oct. 14, 2010 Soltam And Saymar [Member] IPR&D [Member]	Oct. 14, 2010 Soltam And Saymar [Member] Customer Relationships And Backlog [Member]	Oct. 14, 2010 Soltam And Saymar [Member] Trade Name [Member]	Oct. 14, 2010 Soltam And Saymar [Member] Licenses [Member]	Oct. 14, 2010 Soltam And Saymar [Member] Non-Competition [Member]
Business Acquisition [Line Items]
Working capital, net	$ 306	[1]	$ (57,937)	[1]	$ (3,979)	[1]	$ 30,959										$ (59,650)
Long-term assets and investments							17										8,166
Property, plant and equipment	1,938	[1]	56,233	[1]	1,303	[1]	2,654										50,750
Long-term liabilities	(6,893)	[1]	(26,845)	[1]	(1,372)	[1]	(1,925)										(44,948)
Amortizable intangible assets								13,800	7,100	1,900								17,300	8,900	11,400	3,100	1,020	700
Non-controlling interest			(4,298)	[1]													(4,592)
Deferred taxes	(1,171)	[1]	(15,515)	[1]													(5,866)
Goodwill							29,911										94,292
Fair value of assets and liabilities assumed	$ 12,173	[1]	$ 229,556	[1]	$ 48,234	[1]	$ 84,416										$ 80,572
Expected useful lives, years								15	5	2	10	10		8	7	4
Expected useful lives, years, minimum													5
Expected useful lives, years, maximum													10

[1]	See Notes 1(D), 1(E) and 1(F)

Significant Accounting Policies (Narrative) (Details) Share data in Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2010 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 UAV Tactical Systems Ltd [Member]	Dec. 31, 2010 Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Series A [Member] USD ($)
Significant Accounting Policies [Line Items]
Reduction of allocation to non-controlling interest		$ 0
Reclassification of non-credit related amount		7,086
Reclassification of non-credit related amount, net of tax		1,772
Percentage of minority voting rights		20.00%
Percentage of equity voting rights		50.00%
Voting rights					51.00%
Severance expenses		50,018	50,228	42,999
Percentage of revenue from service		10.00%	10.00%	10.00%
Notes issued	1,100,000,000
Notional principal						1,100,000,000
Received interest payments semi-annually in NIS			4.84%
Term, interest rate swap transaction			10
Derivative, Basis Spread on Variable Rate			1.65%
Variable rate basis of fair value hedge transactions		Under the cross currency interest rate swaps, the Company will receive fixed NIS at a rate of 4.84% on NIS 1.1 billion and pay floating six-month USD LIBOR + an average spread of 1.65% on $287,000, which reflects the U.S. dollar value of the Series A Notes on the specific dates the transactions were entered.	The purpose of these transactions was to convert the NIS fixed rate Series A Notes into USD LIBOR (6 months) floating rate obligations. As a result of these agreements, the Company is currently paying an effective interest rate of six-month LIBOR (0.45% at December 31, 2011) plus an average of 1.65% on the principal amount, as compared to the original 4.84% fixed rate.
Senior notes fair value							$ 264,931,000
Outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share		76,815	23,041	22,599

Significant Accounting Policies (Schedule Of Estimated Useful Life Of Assets) (Details)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	15.00%
Buildings And Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	2.00% [1]
Buildings And Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	20.00% [1]
Instruments, Machinery And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	3.00%
Instruments, Machinery And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	33.00%
Office Furniture And Other [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	4.00%
Office Furniture And Other [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	33.00%
Motor Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	12.00%
Motor Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	33.00%

[1]	Prepayments for operating lease and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

Significant Accounting Policies (Schedule Of Warranty Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Balance, at January 1	$ 164,778	$ 126,783
Warranties issued during the year	62,771	69,213
Warranties related to acquisitions		19,015
Reduction due to warranties forfeited or paid during the year	(63,381)	(50,233)
Balance, at December 31	$ 164,168	$ 164,778

Significant Accounting Policies (Schedule Of Employee Stock Options On Estimated Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Significant Accounting Policies [Abstract]
Divided yield	2.23%	2.20%	2.31%
Expected volatility	31.59%	31.92%	39.37%
Risk-free interest rate	2.01%	1.56%	2.43%
Expected life, years	4	4	4
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75

Significant Accounting Policies (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets, Liabilities - Net	$ 2,271	$ 824
Significant Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets, Liabilities - Net	(2,322)	31,258
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets, Liabilities - Net		7,128
Government Bonds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets	2,271	824
ARS And CDOs [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets		7,179
Foreign Currency Derivatives And Option Contracts [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets	14,755	19,100
Fair Value, Liabilities	(25,954)	(8,219)
Foreign Currency Derivatives And Option Contracts [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Liabilities		(51)
Cross-Currency Interest Rate Swaps [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets	$ 8,877	$ 20,377

Significant Accounting Policies (Schedule Of Assets Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Balance at December 31, 2010	$ 7,128
Net change in fair value included in other comprehensive income	(3,663)
Other-then-temporary impairment recognized in earnings	(3,465)
Balance at December 31, 2011

Trade And Unbilled Receivables, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 456,479	[1]	$ 505,441	[1]
Unbilled receivables	219,906		208,138
Less - allowance for doubtful accounts	(6,861)		(11,215)
Trade and unbilled receivables, net	669,524		702,364
Includes affiliated companies	20,030		19,308
IMOD [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	$ 404,104		$ 320,899

[1]	(1)Includes affiliated companies $ 20,030 $ 19,308

Other Receivables And Prepaid Expenses (Schedule Of Other Receivables And Prepaid Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Other Receivables And Prepaid Expenses [Abstract]
Deferred income taxes, net	$ 35,263		$ 29,263
Prepaid expenses	37,504		36,564
Government institutions	72,266		40,154
Derivative instruments	20,520		28,571
Held for sale investment	1,748	[1]	14,727	[1]
Other	12,723		16,845
Other receivables and prepaid expenses	$ 180,024		$ 166,124

[1]	See Note 1(G).

Inventories, Net Of Customer Advances (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Inventories, Net Of Customer Advances [Abstract]
Cost incurred on long-term contracts in progress	$ 866,325		$ 763,791
Raw materials	110,528		82,236
Advances to suppliers and subcontractors	47,168		50,839
Inventory, gross	1,024,021		896,866
Cost incurred on contracts in progress deducted from customer advances	38,048		55,957
Advances received from customers (*)	150,195	[1]	101,231	[1]
Provision for losses on long-term contracts	74,509		74,408
Inventory, net	$ 761,269		$ 665,270

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).

Investments In Affiliated Companies, Partnership And Other Companies (Investments In Affiliated Companies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments In Affiliated Companies, Partnership And Other Companies [Abstract]
Companies accounted for under the equity method	$ 105,914	$ 86,069
Companies accounted for on a cost basis	4,245	3,745
Investments in affiliated companies	$ 110,159	$ 89,814

Investments In Affiliated Companies, Partnership And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	$ 105,914		$ 86,069
Ownership percentage	50.00%
Equity method investment ownership percentage	50.00%
SCD [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	63,854	[1]	58,815	[1]
Ownership percentage	50.00%
Equity method investment ownership percentage	50.00%
VSI [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	8,154	[2]	4,181	[2]
Ownership percentage	50.00%
Equity method investment ownership percentage	50.00%
Opgal [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	14,626	[3]	13,000	[3]
Ownership percentage	50.10%
Equity method investment ownership percentage	50.10%
Netcity [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	10,418	[4]	2,697	[4]
Ownership percentage in subsidiaries	40.00%
Additions to equity method investments	8,100		2,700
Other [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	$ 8,862		$ 7,376
Rafael Advanced Defense Systems Ltd [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage	50.00%
Equity method investment ownership percentage	50.00%
Rockwell Collins Inc [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage	50.00%
Equity method investment ownership percentage	50.00%
Subsidiary Of Rafael [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage	49.90%
Equity method investment ownership percentage	49.90%

[1]	Semi Conductor Devices ("SCD") is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. ("Rafael"). SCD is engaged in the development and production of various thermal detectors and laser diodes. SCD is jointly controlled and therefore is not consolidated in the Company's financial statements.
[2]	Vision Systems International LLC ("VSI") based in San Jose, is a California limited liability company that is held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. VSI operates in the area of helmet mounted display systems for fixed-wing military aircraft. VSI is jointly controlled and therefore is not consolidated in the Company's financial statements.
[3]	Opgal Optronics Industries Ltd. ("Opgal") is an Israeli company owned 50.1% by the Company and 49.9% by a subsidiary of Rafael. Opgal focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Opgal with Rafael, and therefore Opgal is not consolidated in the Company's financial statements.
[4]	Netcity is a Romanian company held 40% by the Company. During 2011, the Company invested in Netcity approximately $8,100, in addition to $2,700 that were invested in 2010. Netcity is a constructor of fiber-telecommunication networks in Romania.

Investments In Affiliated Companies, Partnership And Other Companies (Schedule Of Equity In Net Earnings Of Affiliated Companies) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnership	$ 15,377	$ 18,796	$ 19,292
SCD [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnership	5,807	11,470	12,603
VSI [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnership	8,454	6,265	4,942
Other [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnership	$ 1,116	$ 1,061	$ 1,747

Investments In Affiliated Companies, Partnership And Other Companies (Balance Sheet Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments In Affiliated Companies, Partnership And Other Companies [Abstract]
Current assets	$ 272,274	$ 278,141
Non-current assets	67,151	69,507
Total assets	339,425	347,648
Current liabilities	158,548	186,555
Non-current liabilities	24,809	34,688
Shareholders' equity	156,068	126,405
Total liabilities	$ 339,425	$ 347,648

Investments In Affiliated Companies, Partnership And Other Companies (Income Statement Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments In Affiliated Companies, Partnership And Other Companies [Abstract]
Revenues	$ 402,438	$ 476,286	$ 361,283
Gross profit	117,222	137,228	110,699
Net income	$ 38,131	$ 36,728	$ 31,489

Long-Term Trade And Unbilled Receivables (Schedule Of Long-Term Trade And Unbilled Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Term Trade And Unbilled Receivables [Abstract]
Receivables	$ 5,303	$ 16,211
Unbilled receivables	157,459	74,132
Long-term trade and unbilled receivables	$ 162,762	$ 90,343

Long-Term Bank Deposits And Other Receivables (Schedule Of Long-Term Bank Deposits And Other Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Long-Term Bank Deposits And Other Receivables [Abstract]
Restricted deposits with banks	$ 2,271	[1]	$ 25,032	[1]
Hedging receivables related to Series A Notes (See Note 16)	3,112		10,907
Deposit with banks and other long-term receivables	6,832	[2]	8,462	[2]
Long-term bank deposits and other receivables	12,215		44,401
Long-term balances of non-qualified deferred compensation plan	$ 5,427		$ 5,604

[1]	Restricted deposits in respect of an issued bank guarantee.
[2]	Includes long-term balances of non-qualified deferred compensation plan structured under Section 409A in the amount of $5,427 and $5,604 as of December 31, 2011 and 2010, respectively (See Note 17).

Available-For-Sale Marketable Securities (Details) (Auction Rate Securities And Collateral Debt Obligations [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Auction Rate Securities And Collateral Debt Obligations [Member]
Schedule of Available-For-Sale Securities [Line Items]
Estimated fair market value		$ 7,179
Proceeds from sale of investments	9,400
Net loss on sale of investments	300
Realized investment losses	$ 3,441

Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Property, Plant and Equipment, Net [Line Items]
Land, buildings and leasehold improvements	$ 361,246	[1],[2]	$ 351,748	[1],[2]
Instruments, machinery and equipment	629,290	[1],[3]	583,535	[1],[3]
Office furniture and other	76,939	[1]	72,995	[1]
Motor vehicles and airplanes	131,106	[1]	104,551	[1]
Property, plant and equipment, gross	1,198,581	[1]	1,112,829	[1]
Accumulated depreciation	(680,973)		(608,978)
Depreciated cost	517,608		503,851
Depreciation expenses	93,666		84,412		82,497
Grants received	29,367		29,084
Equipment produced for self use	$ 173,649		$ 167,248
Israel [Member]
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	2,193,000	[4]
Real estate leased, square feet	2,024,000	[4]
United States Of America [Member]
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	713,000	[5]
Real estate leased, square feet	618,000	[5]
Other Countries [Member]
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	1,063,000	[6]
Real estate leased, square feet	300,000	[6]

[1]	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $29,367 and $29,084 as of December 31, 2011 and 2010, respectively.
[2]	Set forth below is additional information regarding the real estate owned or leased by the Company (in square feet):
[3]	Includes equipment produced by the Company for its own use in the aggregate amount of $173,649 and $167,248 as of December 31, 2011 and 2010, respectively.
[4]	Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems' Israeli subsidiaries.
[5]	Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of Elbit Systems of America primarily in Texas, New Hampshire, Florida, Alabama and Virginia.
[6]	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.

Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Goodwill [Line Items]
Identifiable intangible asset, net	$ 520,886		$ 513,646
Accumulated amortization	257,140		200,053
Amortized cost	263,746		313,593
Amortization expenses	56,952		47,729		42,601
C4 Security [Member]
Goodwill [Line Items]
Business acquisition purchase price	3,800
M7 [Member]
Goodwill [Line Items]
Business acquisition purchase price			13,800
Soltam ITL Optronics Ltd And Saymar [Member]
Goodwill [Line Items]
Business acquisition purchase price			28,200
Tadiran [Member]
Goodwill [Line Items]
Business acquisition purchase price	70,300
Technology [Member]
Goodwill [Line Items]
Identifiable intangible asset, net	254,668	[1]	248,868	[1]
Accumulated amortization	120,988		98,814
Finite lived intangible assets, weighted average useful life, years	12	[1]
Simulation And Debriefing Systems [Member]
Goodwill [Line Items]
Business acquisition purchase price					7,400
Technology For Broadband Communications [Member]
Goodwill [Line Items]
Business acquisition purchase price					8,200
Customer Relations [Member]
Goodwill [Line Items]
Identifiable intangible asset, net	201,346	[2]	200,336	[2]
Accumulated amortization	115,284		86,166
Finite lived intangible assets, weighted average useful life, years	6	[2]
Customer Relations [Member] | Tadiran [Member]
Goodwill [Line Items]
Identifiable intangible asset, net	137,300
Customer Relations [Member] | FTL [Member]
Goodwill [Line Items]
Identifiable intangible asset, net	9,000
Trade Marks And Other [Member]
Goodwill [Line Items]
Identifiable intangible asset, net	64,872	[3]	64,442	[3]
Accumulated amortization	20,868		15,073
Finite lived intangible assets, weighted average useful life, years	14	[3]
Trade Marks And Other [Member] | Tadiran [Member]
Goodwill [Line Items]
Identifiable intangible asset, net	33,200
Trade Marks And Other [Member] | Elop [Member]
Goodwill [Line Items]
Identifiable intangible asset, net	$ 8,000

[1]	The technology acquired consists of the following major items: During 2011, the Company invested $3,800 in technology related to cyber security and warfare, following the acquisition of C4 (see Note 1(D)(4)). During 2010, the Company invested $13,800 in aerospace technology related to the M7 acquisition (See Note 1(E)(4)) and $28,200 in armored vehicles electro-optics technologies related to the acquisition of Soltam, ITL and Saymar (See Note 1(E)(2)). During 2009, the Company invested $7,400 in technology related to simulation and debriefing systems and $8,200 in technology for broadband communications (See Note 1(F)). An amount of $70,300 was allocated to technology related to communication equipment and C4ISR, in connection with the acquisition of Tadiran's shares in 2005 - 2007.
[2]	Includes mainly customer relations resulting from the acquisition of Tadiran ($137,300) and FTL ($9,000) in 2007.
[3]	Includes trademarks in the amount of $8,000 acquired in the merger with Elop in 2000, and an amount of $33,200 that was allocated to trademarks resulting mainly from the acquisition of Tadiran in 2005 - 2007.

Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
2012	$ 49,620
2013	46,117
2014	43,688
2015	37,099
2016	28,043
2017 and after	$ 59,181

Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Balance, at January 1,	$ 486,046	[1]
Adjustment in respect of previous acquisitions	994	[2]	3,000
Net translation differences	(725)	[3]
Balance, at December 31,	499,326		486,046	[1]
Elite [Member]
Goodwill acquired during the year	5,384
C4 Security [Member]
Goodwill acquired during the year	$ 7,627

[1]	Including an adjustment of approximately $3000 related to a 2010 acquisition.
[2]	In 2011, the Company adjusted provisions related to an acquisition made during 2010.
[3]	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.

Short-Term Bank Credit And Loans (Schedule Of Short-Term Bank Credit And Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 2,998	$ 15,115
Weighted average interest rate	2.40%
Short-Term Loans [Member]
Short-term Debt [Line Items]
Short-term bank credit and loans	158	10,537
Interest rate, minimum	2.50%
Interest rate, maximum	7.45%
Short-Term Bank Credit [Member]
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 2,840	$ 4,578
Interest rate, minimum	0.00%
Interest rate, maximum	6.23%

Other Payables And Accrued Expenses (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Other Payables And Accrued Expenses [Abstract]
Payroll and related expenses	$ 143,805,000		$ 141,965,000
Provision for vacation pay	43,401,000		44,876,000
Provision for income tax, net of advances	26,858,000		12,292,000
Other income tax liabilities	36,707,000		28,095,000
Value added tax ("VAT") payable	15,202,000		7,295,000
Provisions for royalties	31,549,000		32,217,000
Provision for warranty	164,168,000		164,778,000
Derivative instruments	25,954,000		8,366,000
Provision for losses on long-term contracts	74,509,000		74,408,000
Other	147,051,000	[1]	146,574,000	[1]
Other payables and accrued expenses	743,866,000		648,121,000
Provision in related to cessation program with foreign customer	$ 43,900

[1]	Other, primarily includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.

Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Schedule Of Customer Advances) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Customer Advances In Excess Of Costs Incurred On Contracts In Progress [Abstract]
Advances received	$ 750,161		$ 637,070
Less - Advances presented under long-term liabilities	154,696		177,191
Less - Advances deducted from inventories	150,195	[1]	101,231	[1]
Customer advances - Total	445,270		358,648
Less - Costs incurred on contracts in progress (See Note 5)	38,048		55,957
Customer advances in excess of costs incurred on contracts in progress	$ 407,222		$ 302,691

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).

Long-Term Loans, Net Of Current Maturities (Summary Of Long- Term Loans, Net Of Current Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Long-term debt, total	$ 400,270		$ 301,558
Less: current maturities	98,015		9,519
Long-term debt noncurrent	302,255		292,039
U.S. Dollars [Member]
Debt Instrument [Line Items]
Interest percentage	0.38
U.S. Dollars [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest percentage	0.27
GBP [Member]
Debt Instrument [Line Items]
Interest percentage	1.08
Long-Term Bank Loans [Member] | U.S. Dollars [Member]
Debt Instrument [Line Items]
Long-term bank loans	369,564	[1]	276,702	[1]
Interest percentage	Libor + 1.25-3.20%	[1]
Long-Term Bank Loans [Member] | U.S. Dollars [Member] | Minimum [Member]
Debt Instrument [Line Items]
Years of maturity	2
Long-Term Bank Loans [Member] | U.S. Dollars [Member] | Maximum [Member]
Debt Instrument [Line Items]
Years of maturity	3
Long-Term Bank Loans [Member] | Other [Member]
Debt Instrument [Line Items]
Long-term bank loans	30,144		20,694
Interest percentage	Libor + 1.65-4%
Long-Term Bank Loans [Member] | Other [Member] | Minimum [Member]
Debt Instrument [Line Items]
Years of maturity	1
Long-Term Bank Loans [Member] | Other [Member] | Maximum [Member]
Debt Instrument [Line Items]
Years of maturity	3
Other Long-Term Loans [Member] | Other [Member]
Debt Instrument [Line Items]
Other long-term loans	562		1,289
Interest percentage	Libor + 1.7-4%
Other Long-Term Loans [Member] | Other [Member] | Minimum [Member]
Debt Instrument [Line Items]
Years of maturity	1
Other Long-Term Loans [Member] | Other [Member] | Maximum [Member]
Debt Instrument [Line Items]
Years of maturity	3
Other Long-Term Loans [Member] | NIS [Member]
Debt Instrument [Line Items]
Other long-term loans			$ 2,873
Interest percentage	Prime + 1.5%
Years of maturity	3

[1]	For covenants see Note 20(F).

Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Term Loans, Net Of Current Maturities [Abstract]
2012 - current maturities	$ 98,015
2013	199,561
2014	92,871
2015	9,481
2016	229
2017 and after	113
Long-term Debt, total	$ 400,270	$ 301,558

Series A Notes, Net Of Current Maturities (Narrative) (Details)	1 Months Ended		12 Months Ended
	Jun. 30, 2010 USD ($)	Jun. 30, 2010 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Series A Notes, Net Of Current Maturities [Abstract]
Notes issued		1,100,000,000
Proceeds from issuance of Series A Notes	283,000,000			283,213,000
Description of maturity period	payable in 10 equal annual installments on June 30 of each of the years 2011 through 2020.	payable in 10 equal annual installments on June 30 of each of the years 2011 through 2020.
Fixed interest rate of Series A Notes				4.84%
Maturity date of first interest payment	December 30, 2010	December 30, 2010
Maturity date of last interest payment	June 30, 2020	June 30, 2020
Interest expense on Series A Notes			5,640,000
Series A Notes issuance costs				2,530,000
Series A Notes issuance costs, discount			2,164,000
Amortization of deferred issuance costs			366,000
Amortization of Series A Notes discount and related issuance costs			$ 422,000	$ (258,000)
Variable rate basis of fair value hedge transactions			Under the cross currency interest rate swaps, the Company will receive fixed NIS at a rate of 4.84% on NIS 1.1 billion and pay floating six-month USD LIBOR + an average spread of 1.65% on $287,000, which reflects the U.S. dollar value of the Series A Notes on the specific dates the transactions were entered.	The purpose of these transactions was to convert the NIS fixed rate Series A Notes into USD LIBOR (6 months) floating rate obligations. As a result of these agreements, the Company is currently paying an effective interest rate of six-month LIBOR (0.45% at December 31, 2011) plus an average of 1.65% on the principal amount, as compared to the original 4.84% fixed rate.

Series A Notes, Net Of Current Maturities (Schedule Of Series A Notes, Net Of Current Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Series A Notes, Net Of Current Maturities [Abstract]
Series A Notes	$ 259,094
Less - Current maturities	(29,612)
Carrying amount adjustments on Series A Notes	7,412	[1]
Discount on Series A Notes	(1,575)
Series A Notes, net of current maturities	$ 235,319		$ 273,357

[1]	As a result of fair value hedge accounting, described below, and in Notes 2(Y) and 2(AA). The carrying value of the Series A Notes is adjusted for changes in the interest rates.

Series A Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
2012 (current maturities)	$ 98,015
2013	199,561
2014	92,871
2015	9,481
2016	229
2017 and after	113
Series A [Member]
Debt Instrument [Line Items]
2012 (current maturities)	29,612
2013	29,612
2014	29,612
2015	29,612
2016	29,612
2017 and after	$ 111,034

Benefit Plans And Obligations For Termination Indemnity (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans And Obligations For Termination Indemnity [Abstract]
Defined benefit plans, general information
Participation in ESA's qualified defined benefit plans was frozen as of January 1, 2010 for non-represented employees. Current participants will continue to accrue benefits; however no new non-represented employees will be allowed to enter the plan.

b)
Telefunken Radio Communication Systems GmbH & Co. ("Telefunken"), a wholly-owned German subsidiary, has mainly one defined benefit pension plan (the "P3-plan") which covers all employees. The P3-plan provides for yearly cash balance credits equal to a percentage of a participant's compensation, which accumulate together with the respective interest credits on the employee's cash balance accounts. In case of an insured event (retirement, death or disability) the benefits can be paid as a lump sum, in installments or as a life-long annuity. The P3-plan is an unfunded plan.

c)	A wholly-owned European subsidiary in Belgium has a defined benefit pension plan, which is divided into two categories:
1)
Normal retirement benefit plan, with eligibility at age 65. The lump sum is based on employee contributions of 2% of the final pensionable salary up to a certain breakpoint, plus 6% exceeding the breakpoint at a maximum of 5% of pensionable salary, and the employer contributions, with a maximum of 40 years. The vested benefit is equal to the retirement benefit calculated with the pensionable salary and pensionable service observed at the date of leaving service.

2)	Pre-retirement death benefit to employees.

Expected benefit payments, 2012	$ 3,470
Expected benefit payments, 2013	4,085
Expected benefit payments, 2014	4,620
Expected benefit payments, 2015	5,216
Expected benefit payments, 2016	5,833
Total expense	4,436	3,896	3,577
Salary and bonus defer percentage under the plan	100.00%
ESA offers, maximum percentage	10.00%
Participant contributions transferred into the plan	441
ESA contribution to the plan	100
Cash surrender value of the life insurance policies	3,566
Total liability	3,401
Plan assets of life insurance policies, cash surrender	1,861
Related liability, pension payments	$ 2,731

Benefit Plans And Obligations For Termination Indemnity (Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 119,983	$ 103,134
Service cost	8,058	7,031	6,694
Interest cost	6,362	5,858	5,427
Exchange rate differences	(508)	(1,023)
Actuarial (gain) loss	21,459	7,374
Benefits paid	(2,257)	(2,391)
Benefit obligation at end of year	153,097	119,983	103,134
Fair value of Plans assets at beginning of year	69,493	62,790
Actual return on Plan assets (net of expenses)	(785)	6,326
Employer contribution	15,266	2,679
Fair value of Plans assets at end of year	81,780	69,493	62,790
Funded status	(71,317)	(50,490)
Unrecognized net actuarial loss	60,650	34,972
Unrecognized prior service cost	584	680
Accrued benefit cost, end of period	(10,083)	(14,838)
Accrued benefit liability, current	(85)	(39)
Accrued benefit liability, non-current	(71,232)	(50,451)
Accumulated other comprehensive income (loss), pre-tax	61,234	35,652
Net amount recognized	(10,083)	(14,838)
Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	2,914	2,419
Service cost	252	208
Interest cost	152	138
Actuarial (gain) loss	(63)	216
Employee contribution	19	21
Benefits paid	(129)	(88)
Benefit obligation at end of year	3,145	2,914
Employer contribution	110	67
Funded status	(3,145)	(2,914)
Unrecognized net actuarial loss	455	540
Unrecognized prior service cost		74
Accrued benefit cost, end of period	(2,690)	(2,300)
Accrued benefit liability, current	(111)	(122)
Accrued benefit liability, non-current	(3,034)	(2,792)
Accumulated other comprehensive income (loss), pre-tax	455	614
Net amount recognized	$ (2,690)	$ (2,300)

Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 8,058	$ 7,031	$ 6,694
Interest cost	6,362	5,858	5,427
Expected return on Plans' assets	(5,512)	(4,914)	(3,915)
Amortization of prior service cost	104	95	97
Amortization of transition amount	(147)	(130)	(120)
Amortization of net actuarial loss	1,988	1,769	2,282
Total net periodic benefit cost	10,999	9,709	10,465
Accumulated benefit obligation	144,682	112,643	95,877
Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	252	208
Interest cost	152	138
Amortization of prior service cost	74	150
Amortization of net actuarial loss	21	7
Total net periodic benefit cost	$ 500	$ 503

Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	5.40%
Expected long-term rate of return on Plans' assets	7.30%	7.30%
Rate of compensation increase	2.40%	2.70%
Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.78%	5.32%
Health care cost trend rate assumed for next year	8.50%	8.00%
Ultimate health care cost trend rate	5.00%	5.00%

Benefit Plans And Obligations For Termination Indemnity (Asset Category) (Details)	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans And Obligations For Termination Indemnity [Abstract]
Equity Securities	56.80%	58.10%
Debt Securities	36.10%	33.60%
Other	7.10%	8.30%
Total	100.00%	100.00%

Benefit Plans And Obligations For Termination Indemnity (Target Asset Allocation) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans And Obligations For Termination Indemnity [Abstract]
Equity Securities	56.00%	60.00%
Debt Securities	41.20%	37.00%
Other	2.80%	3.00%
Total	100.00%	100.00%

Benefit Plans And Obligations For Termination Indemnity (Fair Value Of The Asset Values By Category) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	$ 81,780		$ 69,493	$ 62,790
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	126
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	5,660	[1]
U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	9,075
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	1,160
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	19,299	[2]
U.S. Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	14,363	[3]
International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	2,916	[4]
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	27,015	[5]
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	2,166	[3]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	70,292
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	126
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	3,841
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	1,160
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	19,299	[2]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	14,363	[3]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	2,916	[4]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	27,015	[5]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	1,572	[3]
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	11,488
Significant Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	5,660	[1]
Significant Observable Inputs (Level 2) [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	5,234
Significant Observable Inputs (Level 2) [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	594	[3]
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Unobservable Inputs (Level 3) [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[1]
Significant Unobservable Inputs (Level 3) [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Unobservable Inputs (Level 3) [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[2]
Significant Unobservable Inputs (Level 3) [Member] | U.S. Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[3]
Significant Unobservable Inputs (Level 3) [Member] | International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[4]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[5]
Significant Unobservable Inputs (Level 3) [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[3]

[1]	This category includes highly liquid daily traded cash-like vehicles.
[2]	This category invests in highly liquid diverse mutual funds representing a diverse offering of debt issuance.
[3]	This category represents common stocks that are traded on major exchanges.
[4]	This change represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
[5]	This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

Benefit Plans And Obligations For Termination Indemnity (Effect Of A 1% Change In The Health Care Cost Trend Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Benefit Plans And Obligations For Termination Indemnity [Abstract]
Net periodic benefit cost, 1% increase	$ 48
Net periodic benefit cost, 1% decrease	(42)
Benefit obligation, 1% increase	281
Benefit obligation, 1% decrease	$ (250)

Taxes On Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Corporate tax rates	24.00%	25.00%	26.00%
Tax rate in 2011	24.00%
Tax rate in 2012	23.00%
Tax rate in 2013	22.00%
Tax rate in 2014	21.00%
Tax rate in 2015	20.00%
Tax rate in 2016 and thereafter	18.00%
Corporate tax and capital gains rate for 2012 and thereafter	25.00%
Minimum percentage of income from exports	25.00%
Tax-exempt profits earned by the company's "Approved Enterprises" and "Privileged Enterprises	$ 529,129
Income tax liability	132,282
Withholding tax rate	15.00%
Liability for unrecognized tax benefits	53,183	48,791	33,348
Accrued interest and penalties	5,916	4,588
Reduction in other income taxes liabilities	4,684	1,508	6,300
Taxes on income	0	800
Available carry forward tax losses	89,323
Available carry forward tax losses non-Israeli subsidiaries	$ 26,066
Development Area A [Member]
Tax rate in 2011	10.00%
Tax rate in 2012	10.00%
Tax rate in 2013	7.00%
Tax rate in 2014	7.00%
Tax rate in 2015	6.00%
Other Regions [Member]
Tax rate in 2011	15.00%
Tax rate in 2012	15.00%
Tax rate in 2013	12.50%
Tax rate in 2014	12.50%
Tax rate in 2015	12.00%

Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Abstract]
Domestic	$ 95,226	$ 160,749	$ 186,444
Foreign	8,778	38,612	60,886
Income before income taxes	$ 104,004	$ 199,361	$ 247,330

Taxes On Income (Schedule Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Abstract]
Domestic	$ 13,896	$ 26,842	$ 30,006
Foreign	1,328	16,616	15,350
Taxes on income, current	15,224	43,458	45,356
Domestic	2,009	(3,889)	(6,491)
Foreign	(2,308)	1,885	91
Adjustment for previous years, total	(299)	(2,004)	(6,400)
Domestic	(2,861)	(10,303)	(3,763)
Foreign	1,560	(7,114)	2,916
Deferred income tax expense (benefit), total	(1,301)	(17,417)	(847)
Actual tax expenses	$ 13,624	$ 24,037	$ 38,109

Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Balance at the beginning of the year	$ 48,791	$ 33,348
Additions related to interest	405	1,801
Additions based on tax positions taken during a prior period	5,336	6,022
Reduction related to tax positions taken during a prior period	(3,746)	(4,252)
Reductions related to settlement of tax matters	(4,684)	(1,508)
Additions based on tax positions taken during the current period	8,305	6,862
Reduction related to a lapse of applicable statute of limitation	(1,224)
Additions related to acquisitions		6,518
Balance at the end of the year	$ 53,183	$ 48,791

Taxes On Income (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
Reserves and allowances	$ 20,650		$ 26,992
Deferred Tax Assets Tax Deferred Expense Reserves And Accruals Allowance	20,650		26,992
Inventory allowances	6,328		4,251
Property, plant and equipment	2,421		4,858
Others	22,415		4,530
Net operating loss carry forwards	20,881		18,684
Gross deferred tax assets	72,695		59,315
Valuation allowance	(1,302)		(160)
Net deferred tax assets	71,393		59,155
Intangible assets	(40,386)		(48,610)
Property, plant and equipment	(16,024)		(12,463)
Reserves and allowances	24,419		25,833
Net deferred tax liabilities	(31,991)		(35,240)
Net deferred tax assets	39,402		23,915
Current Assets And Liabilities [Member]
Income Taxes [Line Items]
Reserves and allowances	15,939	[1]	19,776	[1]
Deferred Tax Assets Tax Deferred Expense Reserves And Accruals Allowance	15,939	[1]	19,776	[1]
Inventory allowances	6,328	[1]	4,251	[1]
Property, plant and equipment	1,087	[1]	1,187	[1]
Others	10,242	[1]	2,116	[1]
Net operating loss carry forwards	1,667	[1]	2,093	[1]
Gross deferred tax assets	35,263	[1]	29,423	[1]
Valuation allowance			(160)	[1]
Net deferred tax assets	35,263	[1]	29,263	[1]
Net deferred tax assets	35,263	[1]	29,263	[1]
Non-current Assets And Liabilities [Member]
Income Taxes [Line Items]
Reserves and allowances	4,711	[1]	7,216	[1]
Deferred Tax Assets Tax Deferred Expense Reserves And Accruals Allowance	4,711	[1]	7,216	[1]
Property, plant and equipment	1,334	[1]	3,671	[1]
Others	12,173	[1]	2,414	[1]
Net operating loss carry forwards	19,214	[1]	16,591	[1]
Gross deferred tax assets	37,432	[1]	29,892	[1]
Valuation allowance	(1,302)	[1]
Net deferred tax assets	36,130	[1]	29,892	[1]
Intangible assets	(40,386)	[1]	(48,610)	[1]
Property, plant and equipment	(16,024)	[1]	(12,463)	[1]
Reserves and allowances	24,419	[1]	25,833	[1]
Net deferred tax liabilities	(31,991)	[1]	(35,240)	[1]
Net deferred tax assets	$ 4,139	[1]	$ (5,348)	[1]

[1]	The current deferred tax asset is included in other receivables and prepaid expenses.

Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Taxes On Income [Abstract]
Income before taxes as reported in the consolidated statements of income	$ 104,004		$ 199,361		$ 247,330
Statutory tax rate	24.00%		25.00%		26.00%
Theoretical tax expense	24,961		49,840		64,306
Tax benefit arising from reduced rate as an "Approved and Privileged Enterprise" and other tax benefits	(11,451)	[1]	(20,528)	[1]	(31,712)	[1]
Tax adjustment in respect of different tax rates for foreign subsidiaries	2,721		5,382		5,663
Changes in carry-forward losses and valuation allowance	(125)		(8,066)		(1,506)
Increase in taxes resulting from non-deductible expenses	1,105		3,020		3,133
Difference in basis of measurement for financial reporting and tax return purposes	(2,375)		(3,370)		4,124
Taxes in respect of prior years	(299)		(2,004)		(6,400)
Other differences, net	(938)		(238)		501
Actual tax expenses	$ 13,624		$ 24,037		$ 38,109
Effective tax rate	13.10%		12.06%		15.40%
Basic	$ 0.27	[2]	$ 0.48	[2]	$ 0.75	[2]
Diluted	$ 0.27		$ 0.47		$ 0.74

[1]	Net earnings per share - amounts of the benefit resulting from the Approved and Privileged Enterprises
[2]	Taxes in respect of prior years:

Derivative Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Net effect of the cross-currency swaps	$ 11,000
Amount offset against exchange rate difference	19,500
Amount offset against interest expenses	$ 8,500

Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 18,785	[1]	$ 37,274	[1]
Liability Derivatives	23,914	[2]	5,509	[2]
Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	4,847	[1]	2,203	[1]
Liability Derivatives	2,040	[2]	2,761	[2]
Foreign Exchange Contracts [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	9,908	[1]	16,897	[1]
Liability Derivatives	23,914	[2]	5,509	[2]
Foreign Exchange Contracts [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	4,847	[1]	2,044	[1]
Liability Derivatives	1,363	[2]	2,710	[2]
Cross-Currency Interest Rate Swaps [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	8,877	[1]	20,377	[1]
Options Exchange Contracts [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives			159	[1]
Liability Derivatives	$ 677	[2]	$ 51	[2]

[1]	Presented as part of other assets.
[2]	Presented as part of other payables.

Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Derivatives Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	$ (13,914)		$ 20,002	[1]
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	7,438		10,115	[2]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	585		2,034	[1]
Foreign Exchange Contracts [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	(13,914)		20,002	[1]
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	7,438
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	585
Foreign Exchange Contracts [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	461		751	[1]
Other [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	10,115	[2]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income			$ 2,034	[1]

[1]	Presented as part of financial expenses
[2]	Presented as part of revenues/cost of sales

Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) (Forward Contracts [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	$ 756,068	$ 181,247
Notional amount of foreign currency derivative sale contracts	233,466	381,382
Euro [Member]
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	57,022	16,076
Notional amount of foreign currency derivative sale contracts	154,251	240,830
GBP [Member]
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	30,868	20,475
Notional amount of foreign currency derivative sale contracts	45,095	85,980
NIS [Member]
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	654,105	114,284
Other [Member]
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	14,073	30,412
Notional amount of foreign currency derivative sale contracts	$ 34,120	$ 54,572

Commitments And Contingent Liabilities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended
	Dec. 31, 2011	Apr. 30, 2011	Dec. 31, 2009	May 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Royalties expenses					$ 2,524	$ 3,012	$ 5,317
Outstanding buy-back obligations	691,000				691,000
Filed claims	35,000	100,000	10,000
Settlement amount receivable	32,000				32,000
Recovery seeking from complaint				16,000
Holding percentage of share capital issued					46.00%
Ownership percentage fully diluted basis					7.00%
Lease expenses					12,977	15,233	28,812
Guarantees issued by banks to secure certain advances from customers and performance bonds					1,039,500
Amount guaranteed in respect of credit lines granted by banks					5,700	7,000
Purchase commitments					1,026,000	1,046,000
Secure bank and bank guarantees amount	1,039,500				1,039,500
Total amount of project					23,000
Customer advances and performance guarantees	$ 5,000				$ 5,000
Elop [Member]
Loss Contingencies [Line Items]
Holding percentage of share capital issued					14.00%
Maximum [Member]
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program					5.00%
Maximum amount of royalties paid, percentage					150.00%
Minimum [Member]
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program					2.00%
Maximum amount of royalties paid, percentage					100.00%

Commitments And Contingent Liabilities (Future Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
2012	$ 36,521
2013	25,310
2014	19,496
2015	12,564
2016	7,480
2017 and thereafter	14,913
Future minimum lease commitments, total	$ 116,284

Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended
	Nov. 15, 2011	Nov. 15, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Nov. 15, 2011 2007 Stock Option Plan [Member]	Jan. 31, 2007 2007 Stock Option Plan [Member]	Dec. 31, 2011 2007 Stock Option Plan [Member]	Dec. 31, 2011 Elbit Systems' Stock Options Plans [Member]	Jan. 31, 2007 Regular Options [Member] 2007 Stock Option Plan [Member]	Jan. 31, 2007 Cashless Options [Member] 2007 Stock Option Plan [Member]	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member] Y
Number of ordinary shares purchased by employees			226,965	223,020	619,451
Options vested period from the date of grant, years							6	5
Options exercisable			1,292,806	963,289	586,626						1,250,000	1,250,000	20,250
Options expiration date		2013
Options available for future grant under the Plan									63,126
Aggregate intrinsic value of outstanding options			$ 5,605	$ 24,811
Total intrinsic value of options exercised			1,934
Total unrecognized compensation cost related to share-based compensation arrangements granted										1,292
Expected cost recognized			2
Options vested and expected to be vested			1,450,005
Options vested and expected to be vested, weighted average exercise price			$ 37.07
Weighted average remaining contractual life of exercisable options			1
Aggregate intrinsic value of exercisable options			5,616
Compensation expense	980
Compensation expense			1,996	5,211	5,134
Stock repurchase program, number of shares authorized to be repurchased						1,000,000
Stock repurchased during period, shares			240,368
Treasury stock, value, acquired			10,000
Additional stock repurchased shares			196,532
Additional stock repurchased value			$ 7,700
SAR's exercisable terms			25% of any SAR's granted are exercisable on the first anniversary from the grant date and an additional 25% on each of the three subsequent anniversaries
Maximum term of SAR from the grant date, years													5

Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Outstanding-beginning of the year, Number of options	1,635,305	1,858,250	2,454,851
Granted, Number of options	63,300	28,000	58,500
Exercised, Number of options	(226,965)	(223,020)	(619,451)
Forfeited, Number of options	(20,750)	(27,925)	(35,650)
Outstanding-end of the year, Number of options	1,450,890	1,635,305	1,858,250
Options exercisable at the end of the year, Number of options	1,292,806	963,289	586,626
Outstanding-beginning of the year, Weighted average exercise price	$ 35.96	$ 35.24	$ 33.96
Granted, Weighted average exercise price	$ 50.74	$ 52.23	$ 50.33
Exercised, Weighted average exercise price	$ 32.41	$ 32.53	$ 31.62
Forfeited, Weighted average exercise price	$ 42.33	$ 31.91	$ 34.53
Outstanding-end of the year, Weighted average exercise price	$ 37.07	$ 35.96	$ 35.24
Rights vested at the end of the year, Weighted average exercise price	$ 35.17	$ 34.7	$ 32.55

Shareholders' Equity (Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices) (Details) ($33.10 - $63.85 [Member], USD $)	12 Months Ended
Dec. 31, 2011 Y
$33.10 - $63.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower limit	$ 33.1
Exercise price, Upper limit	$ 63.85
Options outstanding, Number of options	1,450,890
Options outstanding, Weighted average remaining contractual life (years)	1.27
Options outstanding, Weighted average exercise price per share	$ 37.07
Options exercisable, Number of options	1,292,806
Options exercisable, Weighted average exercise price per share	$ 35.17

Shareholders' Equity (Compensation Expenses Before Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 1,996	$ 5,211	$ 5,134
Cost Of Revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	924	2,353	2,397
R&D And Marketing Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	458	954	1,048
General And Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 614	$ 1,904	$ 1,689

Shareholders' Equity (Weighted Average Exercise Price And Fair Value Of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Weighted average exercise price per share, Less than market price	$ 50.74	$ 52.23	$ 50.33
Weighted average fair value on grant date, Less than market price, per share	$ 12.12	$ 11.99	$ 16.61

Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Shareholders' Equity [Abstract]
Basic net earnings	$ 90,288		$ 183,498		$ 214,947
Weighted average number of shares, basic net earnings	42,764	[1]	42,645	[1]	42,305	[1]
Basic net earnings per share	$ 2.11		$ 4.3		$ 5.08
Employee stock options, Per Share amount	367	[1]	572	[1]	678	[1]
Weighted average number of shares, diluted net earnings	43,131	[1]	43,217	[1]	42,983	[1]
Diluted net earnings per share	$ 2.09		$ 4.25		$ 5

[1]	In thousands

Shareholders' Equity (Summary Of Stock Appreciation Rights Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Outstanding-beginning of the year, Number of options	1,635,305	1,858,250	2,454,851
Outstanding-beginning of the year, Weighted average exercise price	$ 35.96	$ 35.24	$ 33.96
Granted, Number of options	63,300	28,000	58,500
Granted, Weighted average exercise price	$ 50.74	$ 52.23	$ 50.33
Outstanding-end of the year, Number of options	1,450,890	1,635,305	1,858,250
Outstanding-end of the year, Weighted average exercise price	$ 37.07	$ 35.96	$ 35.24
Options exercisable at the end of the year, Number of options	1,292,806	963,289	586,626
Rights vested at the end of the year, Weighted average exercise price	$ 35.17	$ 34.7	$ 32.55
Stock Appreciation Rights (SARs) [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Granted, Number of options
Granted, Weighted average exercise price
Outstanding-end of the year, Number of options	30,000
Outstanding-end of the year, Weighted average exercise price	$ 58.64
Options exercisable at the end of the year, Number of options	20,250
Rights vested at the end of the year, Weighted average exercise price	$ 59.36

Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues By Area Of Operations [Line Items]
Revenues	$ 2,817,465		$ 2,670,133		$ 2,832,437
Europe [Member]
Revenues By Area Of Operations [Line Items]
Revenues	545,509		541,749		728,232
U.S. [Member]
Revenues By Area Of Operations [Line Items]
Revenues	890,352		843,985		813,460
Israel [Member]
Revenues By Area Of Operations [Line Items]
Revenues	697,771		650,956		627,251
Other Regions [Member]
Revenues By Area Of Operations [Line Items]
Revenues	$ 683,833	[1]	$ 633,443	[1]	$ 663,494	[1]

[1]	Mainly Asia and South America

Major Customer And Geographic Information (Schedule Of Revenues By Major Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue, Major Customer [Line Items]
Revenue	$ 2,817,465		$ 2,670,133		$ 2,832,437
Airborne Systems [Member]
Revenue, Major Customer [Line Items]
Revenue	969,446		791,111		693,229
Land Vehicles Systems [Member]
Revenue, Major Customer [Line Items]
Revenue	405,294		363,245		449,712
C Power Four ISR Systems [Member]
Revenue, Major Customer [Line Items]
Revenue	996,382		1,019,068		1,168,848
Electro-Optic Systems [Member]
Revenue, Major Customer [Line Items]
Revenue	300,158		368,808		406,396
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 146,185	[1]	$ 127,901	[1]	$ 114,252	[1]

[1]	Mainly non-defense engineering and production services.

Major Customer And Geographic Information (Schedule Of Major Customer Data) (Details)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
IMOD [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	23.00%	23.00%	21.00%
U.S. Government [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	8.00%	7.00%	6.00%

Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,280,680	$ 1,300,515	$ 1,008,011
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	875,935	985,953	753,477
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	208,640	225,217	185,134
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 196,105	$ 89,345	$ 69,400

Research And Development Expenses, Net (Schedule Of Research And Development Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Research And Development Expenses, Net [Abstract]
Total expenses	$ 288,668	$ 268,578	$ 245,812
Less - grants and participations	(47,576)	(34,447)	(29,060)
Research and development, net	$ 241,092	$ 234,131	$ 216,752

Financial Expenses, Net (Schedule Of Financial Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Expenses, Net [Abstract]
Interest on long-term bank debt	$ (7,214)	$ (6,968)	$ (8,723)
Interest on Series A Notes	(5,753)	(4,395)
Interest on short-term bank credit and loans	(3,802)	(1,699)	(1,445)
Gain (loss) on marketable securities	(2,464)		1,292
Gain (loss) from exchange rate differences and capitalization	7,565	(9,094)	(699)
Other	(10,839)	(4,330)	(12,260)
Interest Expense, Total	(22,507)	(26,486)	(21,835)
Interest on cash, cash equivalents and bank deposits	2,579	3,224	3,020
Other	6,359	2,011	3,230
Interest Income, Total	8,938	5,235	6,250
Financial expenses, net	$ (13,569)	$ (21,251)	$ (15,585)

Other Income, Net (Schedule Of Other Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Other Income, Net [Abstract]
Gain from sale of Mediguide shares		$ 12,809	[1]	$ 1,105	[1]
Other	1,909	450		(647)
Other income, net	$ 1,909	$ 13,259		$ 458

[1]	Gain from the sale of Mediguide Inc. shares to St. Jude Medical in 2008, recognized during 2008, 2009 and 2010.

Related Parties Transactions And Balances (Schedule Of Related Parties Transactions And Balances) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Related Parties Transactions And Balances [Abstract]
Sales to affiliated companies	$ 20,256	[1]	$ 33,124	[1]	$ 39,929	[1]
Participation in expenses	3,923		3,955		4,217
Supplies from affiliated companies	44,840	[2]	57,339	[2]	64,058	[2]
Trade receivables and other receivables	21,696	[1]	20,970	[1]
Trade payables	$ 17,767	[2]	$ 30,955	[2]

[1]	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by VSI.
[2]	Includes electro-optics components and sensors, purchased by the Company from SCD, and electro-optics products, purchased by the Company, from Opgal.

Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Prior year valuation on allowance deferred taxes adjustment	$ 21,500
Provisions For Losses On Long Term Contracts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	136,070	[1]	136,341	[1]	99,323	[1]
Additions (Charged to Costs and Expenses)	104,560	[1]	35,443	[1]	67,725	[1]
Deductions (Write-Offs and Actual Losses Incurred)	43,650	[1]	36,360	[1]	30,707	[1]
Additions Resulting from Acquisitions			646	[1]
Balance at End of Period	196,980	[1]	136,070	[1]	136,341	[1]
Deduction from inventories	74,509		74,407		60,848
Other accrued expenses	122,471		61,663		75,493
Amount related to cessation of program with a foreign customer	57,189
Portion of cessation program with a foreign customer included in long-term liabilities	13,300
Provisions For Claims And Potential Contractual Penalties And Others [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	6,618		5,864		3,025
Additions (Charged to Costs and Expenses)	2,160		1,262		4,928
Deductions (Write-Offs and Actual Losses Incurred)	542		1,103		2,109
Additions Resulting from Acquisitions			595
Balance at End of Period	8,236		6,618		5,864
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	11,215		7,885		5,471
Additions (Charged to Costs and Expenses)	56		904		2,726
Deductions (Write-Offs and Actual Losses Incurred)	4,410		349		312
Additions Resulting from Acquisitions			2,775
Balance at End of Period	6,861		11,215		7,885
Valuation Allowance On Deferred Taxes [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	160	[2]	34,776	[2]	36,282
Additions (Charged to Costs and Expenses)	1,302
Deductions (Write-Offs and Actual Losses Incurred)	160		34,616	[2]	1,506
Balance at End of Period	$ 1,302		$ 160	[2]	$ 34,776	[2]

[1]	An amount of $60,848, $74,407 and $74,509 as of December 31, 2009, 2010 and 2011, respectively, is presented as a deduction from inventories, and an amount of $75,493, $61,663 and $122,471 as of December 31, 2009, 2010 and 2011, respectively, is presented as part of other accrued expenses in the category of "Cost Provisions and Other." The 2011 amount of other accrued expenses includes $57,189 related to the cessation of a program with a foreign customer, of which $13,300 was included in long-term liabilities.
[2]	An amount of $21,500 was deducted as a result of a prior year adjustment.